UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04416

PNC Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

John M. Loder, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: August 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

PNC Balanced Allocation Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Number of Shares	Value (000)

COMMON STOCKS — 47.9%
Consumer Discretionary — 6.7%
Aaron’s	4,940	$148
American Axle & Manufacturing Holdings*	13,450	150
Bed Bath & Beyond*	1,740	117
CBS, Cl B	3,500	127
Coinstar*#	1,840	94
Comcast, Cl A	4,130	138
Dollar Tree*	2,420	117
Dorman Products*	3,800	112
Home Depot (The)	6,700	380
HSN	2,780	125
Johnson Controls	1,500	41
Leggett & Platt	2,180	52
Limited Brands	4,920	239
Lowe’s	3,522	100
Macy’s	4,140	167
Madison Square Garden (The)*	3,860	163
McDonald’s	1,950	174
Penn National Gaming*	1,960	77
Polaris Industries	2,000	150
PVH	1,990	187
Ross Stores	2,060	143
Target	3,977	255
Time Warner Cable	471	42
Tractor Supply	1,340	128
Walt Disney (The)	4,980	246
Wolverine World Wide	2,010	95
Wyndham Worldwide	3,950	206

		3,973

Consumer Staples — 5.1%
Anheuser-Busch InBev NV, ADR	2,162	182
Boston Beer (The), Cl A*#	660	68
Coca-Cola (The)	10,390	389
Coca-Cola Enterprises	6,370	188
Energizer Holdings	1,785	123
General Mills	2,428	95
Hershey (The)	2,670	192
J.M. Smucker (The)	1,385	118
Kimberly-Clark	780	65
Monster Beverage*	1,580	93
PepsiCo	3,484	252
Philip Morris International	5,610	501
Procter & Gamble (The)	5,574	374
TreeHouse Foods*	1,580	82
Walgreen	2,240	80
Wal-Mart Stores	619	45
Whole Foods Market	1,680	163

		3,010

Energy — 3.8%
Apache	2,371	203
Atwood Oceanics*	1,810	84
Chevron	3,744	420
ConocoPhillips	3,090	175
Contango Oil & Gas*	1,890	105
Devon Energy	800	46
Enterprise Products Partners LP	2,010	107
Exxon Mobil	3,213	281
Halliburton	4,289	141
Linn Energy LLC#	1,550	62
Marathon Petroleum	1,540	80

	Number of Shares	Value (000)

National Oilwell Varco	1,680	$132
Oil States International*	1,140	89
Swift Energy*	2,730	53
Valero Energy	3,730	117
World Fuel Services	3,690	137

		2,232

Financials — 7.3%
Allstate (The)	3,856	144
American Express	2,280	133
AmTrust Financial Services#	7,964	208
Bank of America	7,680	61
Bank of the Ozarks	6,460	207
Chubb (The)	3,629	268
Credit Acceptance*	1,200	118
Discover Financial Services	4,689	182
Eagle Bancorp*	3,280	56
Encore Capital Group*	2,010	56
Fifth Third Bancorp	5,600	85
First Niagara Financial Group	6,280	50
HCP REIT	2,910	133
Health Care REIT	1,620	95
Home BancShares	3,030	95
JPMorgan Chase	4,878	181
Lincoln National	3,626	84
Loews	1,820	74
M&T Bank	1,200	104
MetLife	3,290	112
Northern Trust	2,018	94
Portfolio Recovery Associates*	2,410	242
Prosperity Bancshares	1,780	75
Reinsurance Group of America	1,110	65
RLI	1,760	112
Simon Property Group REIT	1,290	205
State Street	1,530	64
Travelers (The)	1,998	129
U.S. Bancorp	4,790	160
Ventas REIT	1,290	84
ViewPoint Financial Group	3,230	60
Virtus Investment Partners*	2,500	214
Wells Fargo	8,741	297
World Acceptance*#	1,350	99

		4,346

Healthcare — 5.8%
Abbott Laboratories	3,550	233
Baxter International	1,970	116
Bio-Reference Labs*	3,900	102
Bristol-Myers Squibb	2,040	67
Celgene*	2,150	155
Cooper Companies (The)	1,620	136
Eli Lilly	1,470	66
Johnson & Johnson	6,791	458
Merck	10,239	441
MWI Veterinary Supply*	1,400	141
Mylan*	5,310	125
Neogen*	2,190	85
PAREXEL International*	4,430	128
Pfizer	19,399	463
ResMed	4,850	182
St. Jude Medical	3,959	149
UnitedHealth Group	4,159	226

See Notes to Schedules of Investments.
1

PNC Balanced Allocation Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Number of Shares	Value (000)

COMMON STOCKS — continued
Healthcare — continued
Warner Chilcott (Ireland)*	4,200	$57
WellPoint	2,023	121

		3,451

Industrials — 5.9%
3M	2,990	277
Actuant	4,220	119
B/E Aerospace*	3,620	146
Babcock & Wilcox (The)*	4,539	112
Boeing (The)	4,010	286
Caterpillar	1,880	160
Colfax*	4,990	164
CSX	9,710	218
Danaher	1,374	74
Eaton	2,640	118
EnerSys*	4,460	166
Esterline Technologies*	1,740	104
FedEx	1,790	157
General Dynamics	2,613	171
General Electric	10,130	210
Genesee & Wyoming, Cl A*	1,300	83
HEICO	2,200	77
Illinois Tool Works	1,552	92
Oshkosh*	4,717	120
Regal-Beloit	1,500	102
Robbins & Myers	1,160	69
Triumph Group	2,110	125
United Parcel Service, Cl B	670	49
United Technologies	3,500	280

		3,479

Information Technology — 9.7%
Amphenol, Cl A	1,890	115
Apple	1,387	923
Autodesk*	2,152	67
Broadcom, Cl A*	3,930	140
CA	2,620	68
Cisco Systems	17,464	333
Corning	4,400	53
eBay*	5,830	277
EMC*	7,970	209
Google, Cl A*	455	312
Hewlett-Packard	5,276	89
Intel	6,778	168
International Business Machines	2,620	510
Liquidity Services*	3,310	173
Manhattan Associates*	1,230	62
Mastercard, Cl A	144	61
Microsoft	25,614	789
Oracle	9,790	310
OSI Systems*	3,530	262
QUALCOMM	4,390	270
Red Hat*	1,870	105
Tyler Technologies*	3,490	140
Visa, Cl A	1,200	154
Wright Express*	2,060	136

		5,726

Materials — 1.8%
Balchem	2,170	79
CF Industries Holdings	1,180	244

	Number of Shares	Value (000)

E.I. du Pont de Nemours	2,060	$103
Eastman Chemical	3,100	172
FMC	3,650	198
Freeport-McMoRan Copper & Gold	1,160	42
International Paper	2,260	78
Mosaic (The)	1,040	60
Sigma-Aldrich	746	53
Sonoco Products	1,800	55

		1,084

Telecommunication Services — 0.8%
AT&T	6,735	247
CenturyLink	2,210	93
Verizon Communications	3,840	165

		505

Utilities — 1.0%
Consolidated Edison	1,020	62
Edison International	1,386	60
Exelon	3,614	132
NextEra Energy	1,485	100
OGE Energy	2,200	119
PG&E	955	41
Wisconsin Energy	1,680	64

		578

Total Common Stocks
(Cost $24,599)		28,384

PREFERRED STOCKS — 0.0%
Financial Conduits — 0.0%
Fannie Mae*	13,500	13
Freddie Mac*	6,900	7

Total Preferred Stocks
(Cost $375)		20

FOREIGN COMMON STOCKS — 8.3%
Consumer Discretionary — 0.8%
ASOS PLC (United Kingdom)*	1,290	37
Burberry Group PLC (United Kingdom)	2,450	53
Compass Group PLC (United Kingdom)	5,057	57
Domino’s Pizza Group PLC (United Kingdom)	4,126	35
Dufry AG (Switzerland)*	300	37
Intime Department Store Group (China)	36,357	37
LVMH Moet Hennessy Louis Vuitton SA (France)	444	72
Nokian Renkaat OYJ (Finland)	1,290	51
Toyota Motor, ADR (Japan)	888	71
Trinity (Hong Kong)	50,000	33

		483

Consumer Staples — 0.7%
Associated British Foods PLC (United Kingdom)	1,275	27
Cia de Bebidas das Americas, ADR (Brazil)	1,050	39
Diageo PLC, ADR (United Kingdom)	503	55
Hengan International Group (China)	3,442	35
Jeronimo Martins SGPS SA (Portugal)	3,904	65
Koninklijke Ahold NV (Netherlands)	3,133	39
Nestle SA (Switzerland)	2,328	145

		405

See Notes to Schedules of Investments.
2

	Number of Shares	Value (000)

FOREIGN COMMON STOCKS — continued
Energy — 1.2%
BG Group PLC (United Kingdom)	3,876	$79
Ensco PLC (United Kingdom)	1,450	83
Nabors Industries (Bermuda)*	3,244	48
Noble (Switzerland)	2,203	84
Petrofac (United Kingdom)	1,200	29
Petroleum Geo-Services ASA (Norway)	1,800	27
Schoeller-Bleckmann Oilfield
Equipment AG (Austria)	455	44
Suncor Energy (Canada)#	4,360	136
Transocean (Switzerland)	1,029	51
Tullow Oil PLC (United Kingdom)	3,046	66
Weatherford International (Switzerland)*	6,069	71

		718

Financials — 0.9%
China Overseas Land & Investment (Hong Kong)	16,000	36
Deutsche Wohnen AG (Germany)	3,276	55
FirstService (Canada)*	2,460	67
Hargreaves Lansdown PLC (United Kingdom)	4,918	49
IRF European Finance Investments (United Kingdom)* (A) (B)	31,579	5
Lazard, Cl A (Bermuda)	4,021	115
PartnerRe (Bermuda)	1,450	106
Standard Chartered PLC (United Kingdom)	2,506	55
Swiss Re AG (Switzerland)*	725	45
Vib Vermoegen AG (Germany)	1,400	16

		549

Healthcare — 1.7%
Abcam PLC (United Kingdom)	7,808	51
Bayer AG (Germany)	600	47
Coloplast A/S (Denmark)	150	30
Covidien PLC (Ireland)	3,820	214
Elekta AB (Sweden)	969	49
GlaxoSmithKline PLC, ADR (United Kingdom)	1,150	52
Novo Nordisk A/S, ADR (Denmark)	718	113
Roche Holding AG (Switzerland)	325	59
Sanofi, ADR (France)	2,160	88
Sawai Pharmaceutical (Japan)	300	35
Shire PLC, ADR (Ireland)	1,660	150
Sonova Holding AG (Switzerland)*	370	34
Teva Pharmaceutical Industries, ADR (Israel)	2,396	95

		1,017

Industrials — 0.6%
ABB, ADR (Switzerland)*	3,308	57
FANUC (Japan)	704	116
Metso OYJ (Finland)	837	30
Nabtesco (Japan)	2,000	37
Rational AG (Germany)	161	38
SMC (Japan)	200	32
Weir Group (The) PLC (United Kingdom)	2,161	56

		366

Information Technology — 1.7%
AAC Technologies Holdings (China)	14,343	49
Accenture PLC, Cl A (Ireland)	775	48
Anritsu (Japan)	3,000	36
ARM Holdings PLC, ADR (United Kingdom)	3,817	104
Axis Communications AB (Sweden)	2,297	55
Check Point Software Technologies (Israel)*	1,121	52

	Number of Shares	Value (000)

Dassault Systemes SA (France)	550	$53
Gree (Japan)#	3,050	51
Hexagon AB, Cl B (Sweden)	2,399	48
NQ Mobile, ADR (China)*#	7,696	59
Open Text (Canada)*#	1,750	94
Opera Software ASA (Norway)	4,061	25
Qihoo 360 Technology, ADR (China)*#	883	20
SAP AG, ADR (Germany)#	1,682	110
Tencent Holdings (China)	3,691	113
Wirecard AG (Germany)	2,765	59

		976

Materials — 0.4%
Antofagasta PLC (United Kingdom)	3,208	56
Fresnillo PLC (Mexico)	1,950	48
Harmony Gold Mining, ADR (South Africa)	3,500	30
Kuraray (Japan)	1,581	18
Rio Tinto PLC, ADR (United Kingdom)	705	31
Syngenta AG, ADR (Switzerland)	908	62

		245

Telecommunication Services — 0.2%
Millicom International Cellular SA (Luxembourg)#	250	21
Telenor ASA (Norway)	2,948	54
Vodafone Group PLC, ADR (United Kingdom)	1,930	56

		131

Utilities — 0.1%
Red Electrica SA (Spain)	1,139	49

		49

Total Foreign Common Stocks
(Cost $4,634)		4,939

EXCHANGE TRADED FUNDS — 9.5%
iShares MSCI EAFE Value Index†#	65,358	2,882
iShares MSCI Emerging Markets Index Fund†	44,311	1,740
SPDR S&P 500 ETF Trust	6,900	975

Total Exchange Traded Funds
(Cost $6,997)		5,597

See Notes to Schedules of Investments.
3

PNC Balanced Allocation Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

ASSET BACKED SECURITIES — 2.4%
Automotive — 1.2%
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A4
1.780%, 12/15/15	$215	$219
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Cl A4
1.980%, 09/20/17	170	175
World Omni Auto Receivables Trust,
Series 2011-A, Cl A4
1.910%, 04/15/16	295	302

		696

Credit Cards — 0.6%
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	145	147
GE Capital Credit Card Master Note Trust,
Series 2012-1, Cl A
1.030%, 01/15/18	185	187

		334

Utilities — 0.6%
PSE&G Transition Funding LLC,
Series 2001-1, Cl A8
6.890%, 12/15/17	335	390

Total Asset Backed Securities
(Cost $1,345)		1,420

COLLATERALIZED MORTGAGE OBLIGATION — 0.4%
Ginnie Mae,
Series 2009-111, Cl A
3.486%, 08/16/39	243	253

Total Collateralized Mortgage Obligation
(Cost $245)		253

COMMERCIAL MORTGAGE-BACKED SECURITY — 1.0%
CS First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (C)	545	605

Total Commercial Mortgage-Backed Security
(Cost $539)		605

CORPORATE BONDS — 11.6%
Aerospace — 0.1%
L-3 Communications
4.950%, 02/15/21	50	55

Airlines — 0.1%
Delta Air Lines
9.500%, 09/15/14 144A	50	53

Automotive — 0.1%
BorgWarner
4.625%, 09/15/20	40	44

Cable — 0.8%
AMC Networks
7.750%, 07/15/21	25	28

	Par (000)	Value (000)

Belo
8.000%, 11/15/16	$50	$55
DIRECTV Holdings LLC
4.600%, 02/15/21	85	93
Discovery Communications LLC
3.300%, 05/15/22	45	47
DISH DBS
7.750%, 05/31/15	50	56
Historic TW
6.625%, 05/15/29	65	81
NBCUniversal Media LLC
5.150%, 04/30/20	35	41
News America
8.450%, 08/01/34	25	35
6.650%, 11/15/37	45	58

		494

Consumer Discretionary — 0.1%
Hasbro
6.300%, 09/15/17	50	58

Consumer Services — 0.3%
Live Nation Entertainment
8.125%, 05/15/18 144A	30	32
MGM Resorts International
11.125%, 11/15/17	40	45
Royal Caribbean Cruises
11.875%, 07/15/15	27	33
7.500%, 10/15/27	26	27
Wynn Las Vegas LLC
5.375%, 03/15/22 144A	55	56

		193

Energy — 1.5%
Chesapeake Energy
6.500%, 08/15/17	40	41
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	50	56
Copano Energy LLC
7.750%, 06/01/18	30	32
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/20	40	47
Encore Acquisition
9.500%, 05/01/16	20	22
EQT
8.125%, 06/01/19	50	60
Hess
5.600%, 02/15/41	45	51
Kerr-McGee
7.875%, 09/15/31	35	47
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	50	63
Nexen
5.875%, 03/10/35	60	69
ONEOK Partners LP
6.125%, 02/01/41	30	35
Peabody Energy
7.875%, 11/01/26	40	43
Petrobras International Finance
3.875%, 01/27/16	70	73
Samson Investment
9.750%, 02/15/20 144A	25	26

See Notes to Schedules of Investments.
4

	Par (000)	Value (000)

CORPORATE BONDS — continued
Energy — continued
Tesoro
9.750%, 06/01/19	$35	$40
Transocean
6.375%, 12/15/21	40	48
Weatherford International
5.125%, 09/15/20	70	76
Williams Partners LP
4.125%, 11/15/20	45	49

		878

Financials — 2.8%
Ameriprise Financial
7.300%, 06/28/19	40	50
Bank of America
5.750%, 12/01/17	125	140
BBVA US Senior SA Unipersonal
3.250%, 05/16/14	100	99
Capital One Financial
6.750%, 09/15/17	80	98
Citigroup
6.010%, 01/15/15	50	55
4.875%, 05/07/15	75	79
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	25	26
Credit Suisse
5.400%, 01/14/20	50	54
First Niagara Financial Group
6.750%, 03/19/20	80	93
General Electric Capital
5.500%, 01/08/20	35	41
General Electric Capital (MTN)
5.625%, 09/15/17	60	71
Goldman Sachs Group
5.950%, 01/18/18	60	68
HSBC Holdings PLC
5.100%, 04/05/21	75	86
International Lease Finance
6.500%, 09/01/14 144A	50	53
JPMorgan Chase
6.125%, 06/27/17	150	176
Mellon Funding
5.500%, 11/15/18	90	107
Merrill Lynch (MTN)
6.875%, 04/25/18	20	23
Morgan Stanley
4.750%, 03/22/17	25	26
Morgan Stanley (MTN)
5.450%, 01/09/17	125	131
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	100	96
Wachovia Capital Trust III
5.570%, 03/29/49 (C)	60	59

		1,631

Food, Beverage & Tobacco — 0.3%
Constellation Brands
8.375%, 12/15/14	50	57
Del Monte
7.625%, 02/15/19	35	35
Kraft Foods
3.500%, 06/06/22 144A	30	32

	Par (000)	Value (000)

TreeHouse Foods
7.750%, 03/01/18	$65	$71

		195

Healthcare — 0.4%
Endo Health Solutions
7.000%, 07/15/19	25	27
HCA
8.500%, 04/15/19	40	45
Johnson & Johnson
5.950%, 08/15/37	45	65
Life Technologies
5.000%, 01/15/21	40	45
Mylan
7.875%, 07/15/20 144A	50	57

		239

Industrials — 0.8%
Amphenol
4.000%, 02/01/22	20	21
CRH America
4.125%, 01/15/16	75	78
Huntington Ingalls Industries
6.875%, 03/15/18	50	53
Interface
7.625%, 12/01/18	50	54
Masco
7.125%, 03/15/20	45	51
Owens-Illinois
7.800%, 05/15/18	50	57
Penske Truck Leasing LP
3.750%, 05/11/17 144A	40	41
Pulte Group
6.375%, 05/15/33	50	43
Republic Services
5.700%, 05/15/41	35	42
Valmont Industries
6.625%, 04/20/20	40	48

		488

Insurance — 0.7%
Aon
3.500%, 09/30/15	65	69
Berkshire Hathaway Finance
4.250%, 01/15/21	25	29
Hartford Financial Services Group
6.300%, 03/15/18	60	68
MetLife
6.400%, 12/15/36	65	69
Principal Financial Group
8.875%, 05/15/19	30	40
Prudential Financial (MTN)
7.375%, 06/15/19	55	69
Reinsurance Group of America
6.450%, 11/15/19	45	51

		395

Materials — 0.7%
Alcoa
5.400%, 04/15/21	60	62
ArcelorMittal
6.500%, 02/25/22	90	87

See Notes to Schedules of Investments.
5

PNC Balanced Allocation Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

CORPORATE BONDS — continued
Materials — continued
7.250%, 10/15/39	$30	$27
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	65	65
International Paper
7.500%, 08/15/21	70	91
MeadWestvaco
7.375%, 09/01/19	50	63

		395

Real Estate Investment Trusts — 0.5%
CommonWealth REIT
5.875%, 09/15/20	25	26
Digital Realty Trust LP
4.500%, 07/15/15	60	64
Health Care REIT
5.250%, 01/15/22	50	56
ProLogis LP
4.500%, 08/15/17	15	16
6.625%, 12/01/19	75	90
Realty Income
6.750%, 08/15/19	50	61

		313

Retail — 0.4%
JC Penney
5.750%, 02/15/18	25	23
Kroger
6.400%, 08/15/17	55	66
Limited Brands
8.500%, 06/15/19	50	60
Safeway
4.750%, 12/01/21	45	44
Wal-Mart Stores
5.250%, 09/01/35	30	38

		231

Technology — 0.5%
Hewlett-Packard
3.000%, 09/15/16	25	26
3.750%, 12/01/20	60	59
KLA-Tencor
6.900%, 05/01/18	50	60
Mantech International
7.250%, 04/15/18	50	52
Seagate HDD Cayman
7.750%, 12/15/18	50	55
Xerox
6.400%, 03/15/16	40	46

		298

Telecommunications — 0.5%
AT&T
6.300%, 01/15/38	65	85
GTE
6.940%, 04/15/28	85	113
Telefonica Emisiones SA Unipersonal
3.992%, 02/16/16	75	72

		270

	Par (000)	Value (000)

Transportation — 0.2%
Burlington Northern Santa Fe LLC
5.750%, 05/01/40	$50	$62
Florida East Coast Railway
8.125%, 02/01/17	25	26
PHI
8.625%, 10/15/18	40	42

		130

Utilities — 0.8%
Bruce Mansfield Unit
6.850%, 06/01/34	92	97
Calpine
7.500%, 02/15/21 144A	40	44
CMS Energy
5.050%, 03/15/22	45	49
Dominion Resources
6.400%, 06/15/18	25	31
Exelon Generation LLC
4.000%, 10/01/20	90	95
MidAmerican Energy Holdings
6.125%, 04/01/36	55	72
Progress Energy
7.050%, 03/15/19	35	45
Puget Energy
6.000%, 09/01/21	50	55

		488

Total Corporate Bonds
(Cost $6,325)		6,848

MUNICIPAL BOND — 0.1%
Texas — 0.1%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	25	31

Total Municipal Bond
(Cost $30)		31

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 8.6%
Federal Home Loan Mortgage Corporation — 0.3%
3.500%, 06/01/42	184	195

Federal National Mortgage Association — 7.4%
6.000%, 09/01/36	235	263
5.500%, 02/01/32	29	32
5.500%, 07/01/33	9	10
5.500%, 12/01/33	115	128
5.500%, 05/01/35	64	70
5.500%, 12/01/36	133	147
5.500%, 08/01/38	271	298
5.000%, 07/01/20	17	19
5.000%, 08/01/35	17	19
5.000%, 12/01/35	155	170
5.000%, 08/01/40	330	364
4.500%, 10/01/20	145	157
4.500%, 03/01/21	122	132
4.500%, 06/01/40	355	395
4.500%, 01/01/41	599	656
4.000%, 03/01/26	79	84
4.000%, 12/01/40	191	205
4.000%, 01/01/41	224	247

See Notes to Schedules of Investments.
6

	Par (000)	Value (000)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
4.000%, 02/01/41	$246	264
4.000%, 02/01/42	268	289
3.500%, 03/01/41	219	232
3.500%, 06/01/42	219	232

		4,413

Government National Mortgage Association — 0.9%
6.500%, 09/15/28	6	7
4.500%, 08/15/39	206	228
4.000%, 09/15/41	163	179
3.500%, 07/15/42	85	92

		506

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $4,814)		5,114

U.S. TREASURY OBLIGATIONS — 6.9%
U.S. Treasury Bonds — 1.8%
4.500%, 02/15/36	595	813
3.750%, 08/15/41	185	228

		1,041

U.S. Treasury Notes — 5.1%
3.000%, 09/30/16	170	188
2.625%, 01/31/18	35	39
2.625%, 08/15/20	555	616
1.625%, 08/15/22	390	393
1.375%, 01/15/13	215	216
1.375%, 03/15/13	540	543
1.375%, 05/15/13	245	247
1.250%, 10/31/15	185	190
1.250%, 01/31/19	40	41
1.125%, 12/15/12	540	541

		3,014

Total U.S. Treasury Obligations
(Cost $3,947)		4,055

	Number of Shares

AFFILIATED MONEY MARKET FUND — 3.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (D)	1,966,869	$1,967

Total Affiliated Money Market Fund
(Cost $1,967)		1,967

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 100.0%
(Cost $55,817)		59,233

	Number of Shares	Value (000)

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 6.3%
Affiliated Money Market Fund — 6.3%
PNC Advantage Institutional Money Market
Fund, Institutional Shares†	3,687,739	$3,688

Total Short Term Investment Purchased with Collateral From Securities Loaned
(Cost $3,688)		3,688

TOTAL INVESTMENTS — 106.3%
(Cost $59,504)**		62,921

Other Assets & Liabilities – (6.3)%		(3,703)

TOTAL NET ASSETS — 100.0%		$59,218

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $59,646.

Gross unrealized appreciation (000)	$6,348
Gross unrealized depreciation (000)	(3,073)

Net unrealized appreciation (000)	$3,275

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 3,611 (000).
(A)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total value of illiquid securities is $5 (000) and represents 0.0% of net assets as of August 31, 2012.
(C)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2012.
(D)	All or a portion of the security was held as collateral for open futures contracts.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $490 (000) and represents 0.83% of net assets as of August 31, 2012.

Please see Investment Abbreviations and Definitions on Page 104

See Notes to Schedules of Investments.
7

PNC Balanced Allocation Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
DAX Index Future	1	$192	09/24/12	$25
Nikkei 225®	1	109	09/14/12	3

		$301		$28

Cash in the amount of $20,077 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $331,080 have been segregated by the Fund.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Affiliated Money Market Fund	$1,967	$–	$–	$1,967
Asset Backed Securities	–	1,420	–	1,420
Collateralized Mortgage Obligation	–	253	–	253
Commercial Mortgage-Backed Security	–	605	–	605
Common Stocks	28,384	–	–	28,384
Corporate Bonds	–	6,848	–	6,848
Exchange Traded Funds	5,597	–	–	5,597
Foreign Common Stocks	2,398	2,536	5	4,939
Municipal Bond	–	31	–	31
Preferred Stocks	20	–	–	20
Short Term Investment Purchased with Collateral From Securities Loaned	3,688	–	–	3,688
U.S. Government Agency Mortgage-Backed Obligations	–	5,114	–	5,114
U.S. Treasury Obligations	–	4,055	–	4,055

Total Assets - Investments in Securities	$42,054	$20,862	$5	$62,921

Other Financial Instruments
Futures Contracts	$28	$–	$–	$28

Total Assets - Other Financial Instruments	$28	$–	$–	$28

See Notes to Schedules of Investments.
8

PNC International Equity Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Number of Shares	Value (000)

FOREIGN COMMON STOCKS — 91.1%
Consumer Discretionary — 14.5%
Adidas AG (Germany)	5,888	$461
ASOS PLC (United Kingdom)*	44,278	1,288
Barratt Developments PLC (United Kingdom)*	2,319,446	5,527
Bellway PLC (United Kingdom)	288,027	3,987
Burberry Group PLC (United Kingdom)	61,550	1,323
Christian Dior SA (France)	25,000	3,562
Compass Group PLC (United Kingdom)	183,573	2,066
Domino’s Pizza Group PLC (United Kingdom)	147,707	1,262
Dufry AG (Switzerland)*	10,700	1,304
Duni AB (Sweden)	305,700	2,527
Intime Department Store Group (China)	1,138,587	1,174
Lottomatica Group SpA (Italy)	140,329	2,916
Luxottica Group SpA (Italy)	17,773	646
LVMH Moet Hennessy Louis Vuitton SA (France)	17,130	2,791
Nikon (Japan)	19,593	544
Nokian Renkaat OYJ (Finland)	37,302	1,464
Persimmon PLC (United Kingdom)	436,245	4,831
Suzuki Motor (Japan)	21,100	386
Swatch Group AG (The) (Switzerland)	960	392
Taylor Wimpey PLC (United Kingdom)	4,964,765	4,043
Toyota Motor (Japan)	34,400	1,368
Toyota Motor, ADR (Japan)	31,879	2,538
Trinity (Hong Kong)	1,700,000	1,111
WPP PLC (Ireland)	62,879	815

		48,326

Consumer Staples — 10.9%
Anheuser-Busch InBev NV (Belgium)	9,496	799
Anheuser-Busch InBev NV, ADR (Belgium)	28,154	2,370
Asahi Group Holdings (Japan)	153,600	3,727
Associated British Foods PLC (United Kingdom)	46,500	977
Cia de Bebidas das Americas, ADR (Brazil)	33,050	1,243
Diageo PLC (United Kingdom)	66,994	1,831
Diageo PLC, ADR (United Kingdom)	18,226	1,991
Greencore Group PLC (Ireland)	3,168,892	3,996
Hengan International Group (China)	126,165	1,268
Jeronimo Martins SGPS SA (Portugal)	109,599	1,833
Koninklijke Ahold NV (Netherlands)	87,062	1,077
Meiji Holdings (Japan)	69,334	3,238
Nestle SA (Switzerland)	85,796	5,330
Nichirei (Japan)	658,000	3,461
Reckitt Benckiser Group PLC (United Kingdom)	15,885	898
Tesco PLC (United Kingdom)	52,976	283
Unicharm (Japan)	19,700	1,148
Unilever NV (Netherlands)	21,706	757

		36,227

Energy — 6.4%
BG Group PLC (United Kingdom)	209,251	4,279
Canadian Natural Resources (Canada)	7,629	232
Cenovus Energy (Canada)	6,025	197
ENI SpA (Italy)	33,431	738
Etablissements Maurel et Prom (France)	123,900	1,938
Petrofac (United Kingdom)	40,300	961
Petroleo Brasileiro SA, ADR (Brazil)	16,591	342
Petroleum Geo-Services ASA (Norway)	66,000	1,002
Royal Dutch Shell PLC, Cl A (Netherlands)	37,721	1,320
Sasol (South Africa)	74,150	3,203
Schoeller-Bleckmann Oilfield
Equipment AG (Austria)	16,060	1,533
Subsea 7 SA (United Kingdom)	16,552	380

	Number of Shares	Value (000)

Suncor Energy (Canada)#	32,223	$1,007
Thai Oil PCL (Thailand)	1,059,850	2,215
Total SA (France)	5,423	270
Tullow Oil PLC (United Kingdom)	79,152	1,713

		21,330

Financials — 11.5%
AIA Group (Hong Kong)	371,161	1,280
Anglo Irish Bank PLC (Ireland)* (A) (B) (C)	435,474	–
AXA SA (France)	38,486	555
Bank of Yokohama (Japan)	116,993	544
BNP Paribas SA (France)	14,802	641
China Overseas Land & Investment (Hong Kong)	608,000	1,378
Daito Trust Construction (Japan)	4,900	480
Deutsche Bank AG (Germany)	16,212	575
Deutsche Wohnen AG (Germany)	107,705	1,819
DNB ASA (Norway)	270,244	3,103
Hannover Rueckversicherung AG (Germany)	65,500	3,995
Hargreaves Lansdown PLC (United Kingdom)	135,591	1,339
HSBC Holdings PLC (United Kingdom)	183,496	1,598
ING Groep NV (Netherlands)*	110,375	841
Investor AB, Cl B (Sweden)	127,645	2,642
IRF European Finance Investments (United Kingdom)* (B) (C)	284,500	43
Lloyds Banking Group PLC (United Kingdom)*	613,907	324
Muenchener Rueckversicherungs AG (Germany)	20,700	3,059
Prudential PLC (United Kingdom)	89,950	1,124
Sony Financial Holdings (Japan)	36,900	612
Standard Chartered PLC (United Kingdom)	142,187	3,141
Sumitomo Realty & Development (Japan)	27,000	663
Svenska Handelsbanken AB, Cl A (Sweden)	120,200	4,183
Swiss Re AG (Switzerland)	23,500	1,471
United Overseas Bank (Singapore)	81,052	1,243
Vib Vermoegen AG (Germany)	48,600	550
Wharf Holdings (Hong Kong)	29,764	184
Zurich Insurance Group AG (Switzerland)	2,999	720

		38,107

Healthcare — 9.3%
Abcam PLC (United Kingdom)	193,454	1,252
Astellas Pharma (Japan)	8,900	436
Bayer AG (Germany)	31,100	2,408
Cie Generale d’Optique Essilor
International SA (France)	11,460	1,000
Coloplast A/S (Denmark)	5,950	1,187
CSL (Australia)	11,659	537
Elekta AB (Sweden)#	30,964	1,576
Fresenius SE & Co KGaA (Germany)	12,145	1,294
GlaxoSmithKline PLC, ADR (United Kingdom)	42,200	1,920
Novartis AG (Switzerland)	69,546	4,101
Novo Nordisk A/S, ADR (Denmark)	23,867	3,750
Roche Holding AG (Switzerland)	14,556	2,646
Sawai Pharmaceutical (Japan)	11,600	1,356
Shire PLC, ADR (Ireland)	19,386	1,755
Sonova Holding AG (Switzerland)*	12,000	1,111
Teva Pharmaceutical Industries, ADR (Israel)	106,838	4,229
Transgene SA (France)*	48,205	488

		31,046

Industrials — 8.9%
ABB, ADR (Switzerland)	81,771	1,416
Aggreko PLC (United Kingdom)	20,209	757

See Notes to Schedules of Investments.
9

PNC International Equity Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Number of Shares	Value (000)

FOREIGN COMMON STOCKS — continued
Industrials — continued
Alfa Laval AB (Sweden)	30,966	$529
BBA Aviation PLC (United Kingdom)	290,796	877
Brambles (Australia)	111,256	784
Capita PLC (United Kingdom)	63,392	726
FANUC (Japan)	25,635	4,212
JGC (Japan)	17,000	527
Kone OYJ, Cl B (Finland)	56,900	3,477
Konecranes OYJ (Finland)	86,782	2,186
Kubota (Japan)	52,000	503
Larsen & Toubro, GDR (India)	8,347	202
Metso OYJ (Finland)	23,080	823
Mitsubishi (Japan)	18,580	344
Mitsubishi Heavy Industries (Japan)	94,000	391
Mitsui (Japan)	14,900	209
Nabtesco (Japan)	58,200	1,072
Rational AG (Germany)	5,868	1,401
Safran SA (France)	33,054	1,156
Siemens AG (Germany)	4,219	398
SMC (Japan)	9,100	1,435
Trevi Finanziaria Industriale SpA (Italy)	205,805	1,281
Vallourec SA (France)	7,432	344
Vinci SA (France)	9,334	405
Weir Group (The) PLC (United Kingdom)	67,028	1,736
YIT OYJ (Finland)	132,938	2,448

		29,639

Information Technology — 13.6%
AAC Technologies Holdings (China)	480,513	1,638
Accenture PLC, Cl A (Ireland)	25,300	1,559
Anritsu (Japan)	98,000	1,187
ARM Holdings PLC, ADR (United Kingdom)	121,874	3,320
Axis Communications AB (Sweden)	74,866	1,788
Baidu, ADR (China)*	9,644	1,075
Cap Gemini SA (France)	9,959	366
Check Point Software Technologies (Israel)*	36,109	1,664
Dassault Systemes SA (France)	14,450	1,401
Gree (Japan)#	99,530	1,659
Hexagon AB, Cl B (Sweden)	97,430	1,951
Infosys, ADR (India)#	65,390	2,781
NQ Mobile, ADR (China)*#	259,610	1,996
Opera Software ASA (Norway)	126,711	770
Qihoo 360 Technology, ADR (China)*#	30,075	673
Samsung Electronics (South Korea)	5,320	5,806
SAP AG (Germany)	23,918	1,571
SAP AG, ADR (Germany)#	45,700	3,001
Taiwan Semiconductor
Manufacturing, ADR (Taiwan)	116,734	1,716
Telefonaktiebolaget LM Ericsson (Sweden)	82,194	767
Tencent Holdings (China)	130,068	3,987
Wincor Nixdorf AG (Germany)	67,358	2,562
Wirecard AG (Germany)	95,301	2,037

		45,275

Materials — 11.5%
Antofagasta PLC (United Kingdom)	83,996	1,473
BASF SE (Germany)	37,800	2,934
BHP Billiton PLC (United Kingdom)	39,602	1,159
BHP Billiton, ADR (Australia)#	36,700	2,415
CRH PLC (Ireland)	102,175	1,797
Fresnillo PLC (Mexico)	65,000	1,610
Harmony Gold Mining, ADR (South Africa)	126,500	1,080

	Number of Shares	Value (000)

HeidelbergCement AG (Germany)	13,438	$677
Imerys SA (France)	51,252	2,528
Kuraray (Japan)	55,071	638
Linde AG (Germany)	9,821	1,546
Methanex (Canada)#	108,200	3,225
Potash of Saskatchewan (Canada)	20,462	838
Rio Tinto PLC (United Kingdom)	21,619	944
Rio Tinto PLC, ADR (United Kingdom)#	25,780	1,130
Showa Denko KK (Japan)	1,579,000	2,675
Smurfit Kappa Group PLC (Ireland)*	323,500	2,639
Solvay SA (Belgium)	18,950	2,123
Symrise AG (Germany)	105,130	3,554
Syngenta AG (Switzerland)	3,000	1,013
Syngenta AG, ADR (Switzerland)	33,669	2,276

		38,274

Telecommunication Services — 3.1%
Deutsche Telekom AG (Germany)	197,200	2,352
KDDI (Japan)	419	3,006
Millicom International Cellular
SA (Luxembourg)#	9,000	774
Softbank (Japan)	31,600	1,292
Telenor ASA (Norway)	81,800	1,496
Vodafone Group PLC (United Kingdom)	502,775	1,450

		10,370

Utilities — 1.4%
Guangdong Investment (Hong Kong)	2,784,000	2,058
National Grid PLC (United Kingdom)	115,706	1,256
Red Electrica SA (Spain)	31,620	1,368
Veolia Environnement (France)	4,278	45

		4,727

Total Foreign Common Stocks
(Cost $313,361)		303,321

PREFERRED STOCK — 0.4%
Consumer Discretionary — 0.4%
Volkswagen AG (Germany)	6,601	1,163

Total Preferred Stock
(Cost $913)		1,163

EXCHANGE TRADED FUND — 0.2%
iShares MSCI EAFE Index Fund†	13,918	718

Total Exchange Traded Fund
(Cost $701)		718

AFFILIATED MONEY MARKET FUND — 7.4%
PNC Advantage Institutional Money Market
Fund, Institutional Shares† (D)	24,606,967	24,607

Total Affiliated Money Market Fund
(Cost $24,607)		24,607

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 99.1%
(Cost $339,582)		329,809

See Notes to Schedules of Investments.
10

	Number of Shares	Value (000)

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 5.9%
Affiliated Money Market Fund — 5.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	19,883,412	$19,883

Total Short Term Investment Purchased with Collateral From Securities Loaned
(Cost $19,883)		19,883

TOTAL INVESTMENTS — 105.0%
(Cost $359,465)**		349,692

Other Assets & Liabilities – (5.0)%		(16,803)

TOTAL NET ASSETS — 100.0%		$332,889

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $360,111.

Gross unrealized appreciation (000)	$34,004
Gross unrealized depreciation (000)	(44,423)

Net unrealized depreciation (000)	$(10,419)

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 18,234 (000).
(A)	Value is less than $500.
(B)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total value of illiquid securities is $43 (000) and represents 0.0% of net assets as of August 31, 2012.
(D)	All or a portion of the security was held as collateral for open futures contracts.

Please see Investment Abbreviations and Definitions on Page 104.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
DAX Index Future	29	$5,578	09/24/12	$736
Nikkei 225®	11	1,194	09/14/21	27

		$6,772		$763

Cash in the amount of $511,464 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $7,450,196 have been segregated by the Fund.

See Notes to Schedules of Investments.
11

PNC International Equity Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Affiliated Money Market Fund	$24,607	$–	$–	$24,607
Exchange Traded Fund	718	–	–	718
Foreign Common Stocks	53,032	250,246	43	303,321
Preferred Stock	–	1,163	–	1,163
Short Term Investment Purchased with Collateral From Securities Loaned	19,883	–	–	19,883

Total Assets - Investments in Securities	$98,240	$251,409	$43	$349,692

Other Financial Instruments
Futures Contracts	$763	$–	$–	$763

Total Assets - Other Financial Instruments	$763	$–	$–	$763

The Fund held securities valued at $5,991 (000) as of May 31, 2012 that were transferred from Level 1 to Level 2 of the valuation hierarchy during the period ended August 31, 2012. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices as of May 31, 2012 that are now being fair value adjusted as of August 31, 2012. The value of securities that were transferred to Level 2 as of August 31, 2012 is $6,523 (000).

See Notes to Schedules of Investments.
12

At August 31, 2012, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)
Foreign Common Stocks, Rights and Equity Certificates
United Kingdom	19.0%	$63,209
Japan	11.9	39,651
Germany	11.2	37,357
Switzerland	6.5	21,780
France	5.3	17,489
Sweden	4.8	15,964
Ireland	3.8	12,561
China	3.5	11,812
Finland	3.1	10,398
Norway	1.9	6,370
Hong Kong	1.8	6,011
Israel	1.8	5,893
South Korea	1.7	5,806
Italy	1.7	5,581
Canada	1.7	5,499
Belgium	1.6	5,292
Denmark	1.5	4,937
South Africa	1.3	4,283
Netherlands	1.2	3,995
Australia	1.1	3,736
India	0.9	2,983
Thailand	0.7	2,215
Portugal	0.6	1,833
Taiwan	0.5	1,716
Mexico	0.5	1,611
Brazil	0.5	1,584
Austria	0.5	1,532
Spain	0.4	1,368
Singapore	0.4	1,244
Luxembourg	0.2	774

Total Foreign Common Stocks and Preferred Stock	91.5	304,484
Exchange Traded Fund	0.2	718
Affiliated Money Market Fund	7.4	24,607

Total Investments Before Collateral for Loaned Securities	99.1	329,809
Short Term Investments Held as Collateral for Loaned Securities	6.0	19,883

Total Investments	105.1	349,692
Other Assets and Liabilities	(5.1)	(16,803)

Net Assets	100.0%	$332,889

See Notes to Schedules of Investments.
13

PNC Large Cap Core Equity Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Number of Shares	Value (000)

COMMON STOCKS — 98.1%
Consumer Discretionary — 12.1%
Bed Bath & Beyond*	2,960	$199
Comcast, Cl A	11,170	375
Dollar Tree*	5,174	249
Home Depot (The)	7,530	427
Limited Brands	6,190	301
Macy’s	10,650	429
Polaris Industries	2,590	195
Ross Stores	2,920	202
Walt Disney (The)	4,300	213

		2,590

Consumer Staples — 11.0%
Anheuser-Busch InBev NV, ADR	3,610	304
Coca-Cola (The)	10,990	411
Hershey (The)	5,730	412
Kraft Foods, Cl A	5,960	248
Philip Morris International	3,840	343
Procter & Gamble (The)	4,294	288
Whole Foods Market	3,600	348

		2,354

Energy — 9.9%
Chevron	5,720	642
Exxon Mobil	8,337	728
National Oilwell Varco	5,070	399
Suncor Energy#	11,000	344

		2,113

Financials — 13.1%
American Express	5,323	310
Chubb (The)	4,251	314
Citigroup	5,790	172
Discover Financial Services	5,530	214
Equity Residential REIT	3,350	202
Fifth Third Bancorp	17,900	271
JPMorgan Chase	11,520	428
M&T Bank	2,390	208
Moody’s	5,630	223
Wells Fargo	13,572	462

		2,804

Healthcare — 12.3%
Allergan	2,750	237
Covidien PLC (Ireland)	6,038	338
Johnson & Johnson	6,999	472
Merck	4,011	173
Mylan*	9,080	214
Pfizer	17,371	414
ResMed#	8,770	330
Shire PLC, ADR (Ireland)	1,861	169
UnitedHealth Group	5,160	280

		2,627

Industrials — 9.0%
3M	2,920	270
Boeing (The)	2,990	213
Caterpillar	3,140	268
General Electric	14,144	293
Norfolk Southern	3,420	248
Union Pacific	2,855	347

	Number of Shares	Value (000)

United Technologies	3,460	$276

		1,915

Information Technology — 20.9%
Apple	1,844	1,227
Cisco Systems	17,490	334
eBay*	7,550	358
EMC*	13,463	354
Google, Cl A*	569	390
Intel	12,473	310
International Business Machines	2,046	399
Microsoft	15,360	473
Oracle	7,053	223
QUALCOMM	6,300	387

		4,455

Materials — 4.5%
Agrium	2,250	221
CF Industries Holdings	1,170	242
Eastman Chemical	4,470	247
FMC	4,510	245

		955

Telecommunication Services — 2.4%
AT&T	14,086	516

Utilities — 2.9%
OGE Energy	4,120	223
Wisconsin Energy	10,150	385

		608

Total Common Stocks
(Cost $17,705)		20,937

EXCHANGE TRADED FUND — 1.0%
SPDR S&P 500 ETF Trust	1,440	203

Total Exchange Traded Fund
(Cost $203)		203

AFFILIATED MONEY MARKET FUND — 0.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	171,226	171

Total Affiliated Money Market Fund
(Cost $171)		171

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.9%
(Cost $18,079)		21,311

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	510,870	511

Total Short Term Investment Purchased with Collateral From Securities Loaned
(Cost $511)		511

See Notes to Schedules of Investments.
14

Value (000)

TOTAL INVESTMENTS — 102.3%
(Cost $18,590)**	$21,822

Other Assets & Liabilities – (2.3)%	(482)

TOTAL NET ASSETS — 100.0%	$21,340

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $18,648.

Gross unrealized appreciation (000)	$3,420
Gross unrealized depreciation (000)	(246)

Net unrealized appreciation (000)	$3,174

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 490 (000).

Please see Investment Abbreviations and Definitions on Page 104.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Affiliated Money Market Fund	$171	$–	$–	$171
Common Stocks	20,937	–	–	20,937
Exchange Traded Fund	203	–	–	203
Short Term Investment Purchased with Collateral From Securities Loaned	511	–	–	511

Total Assets - Investments in Securities	$21,822	$–	$–	$21,822

See Notes to Schedules of Investments.	15

PNC Large Cap Growth Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Number of Shares	Value (000)

COMMON STOCKS — 98.4%
Consumer Discretionary — 16.9%
Bed Bath & Beyond*	10,000	$672
CBS, Cl B	20,430	742
Comcast, Cl A	24,150	810
Dollar Tree*	14,380	693
Home Depot (The)	27,890	1,583
Limited Brands	19,790	962
Macy’s	23,850	961
McDonald’s	7,102	635
Polaris Industries	11,540	868
PVH	11,510	1,081
Ross Stores	11,760	814
Walt Disney (The)	20,450	1,011
Wyndham Worldwide	17,020	887

		11,719

Consumer Staples — 13.0%
Anheuser-Busch InBev NV, ADR (Belgium)	7,760	653
Coca-Cola (The)	53,702	2,009
Coca-Cola Enterprises	37,360	1,103
Hershey (The)	15,690	1,127
Monster Beverage*	8,920	526
Philip Morris International	29,042	2,593
Whole Foods Market	9,860	954

		8,965

Energy — 3.2%
National Oilwell Varco	9,640	759
Suncor Energy (Canada)#	25,470	797
Valero Energy	21,530	673

		2,229

Financials — 3.9%
American Express	13,140	766
HCP REIT	16,680	765
Simon Property Group REIT	7,510	1,192

		2,723

Healthcare — 12.5%
Abbott Laboratories	20,380	1,336
Baxter International	11,660	684
Celgene*	12,559	905
Cooper Companies (The)	9,370	786
Covidien PLC (Ireland)	22,040	1,235
Johnson & Johnson	9,260	624
Mylan*	30,590	721
ResMed#	27,980	1,051
Shire PLC, ADR (Ireland)	6,620	599
UnitedHealth Group	12,720	691

		8,632

Industrials — 10.7%
3M	17,550	1,625
Boeing (The)	19,190	1,370
Caterpillar	11,050	943
CSX	55,390	1,244
FedEx	10,200	894
United Technologies	16,733	1,336

		7,412

	Number of Shares	Value (000)

Information Technology — 32.5%
Amphenol, Cl A	11,050	$673
Apple	8,308	5,527
Broadcom, Cl A*	22,620	804
eBay*	33,220	1,577
EMC*	46,619	1,226
Google, Cl A*	2,630	1,802
Intel	24,040	597
International Business Machines (A)	15,551	3,030
Microsoft	87,630	2,701
Oracle	58,056	1,837
QUALCOMM	20,590	1,265
Red Hat*	10,650	597
Visa, Cl A	6,975	894

		22,530

Materials — 4.8%
CF Industries Holdings	6,890	1,426
Eastman Chemical	18,140	1,003
FMC	16,680	906

		3,335

Telecommunication Services — 0.9%
Verizon Communications	14,230	611

Total Common Stocks
(Cost $54,512)		68,156

AFFILIATED MONEY MARKET FUND — 0.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (A)	562,714	563

Total Affiliated Money Market Fund
(Cost $563)		563

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.2%
(Cost $55,075)		68,719

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,861,628	1,862

Total Short Term Investment Purchased with Collateral From Securities Loaned
(Cost $1,862)		1,862

TOTAL INVESTMENTS — 101.9%
(Cost $56,937)**		70,581

Other Assets & Liabilities – (1.9)%		(1,346)

TOTAL NET ASSETS — 100.0%		$69,235

See Notes to Schedules of Investments.
16

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $56,944.

Gross unrealized appreciation (000)	$14,156
Gross unrealized depreciation (000)	(519)

Net unrealized appreciation (000)	$13,637

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 1,822 (000).
(A)	All or a portion of the security was held as collateral for open futures contracts.

Please see Investment Abbreviations and Definitions on Page 104.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P 500®
Composite Index	8	$558	09/21/12	$4

Cash in the amount of $35,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $613,544 have been segregated by the Fund.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Affiliated Money Market Fund	$563	$–	$–	$563
Common Stocks	68,156	–	–	68,156
Short Term Investment Purchased with Collateral From Securities Loaned	1,862	–	–	1,862

Total Assets - Investments in Securities	$70,581	$–	$–	$70,581

Other Financial Instruments
Futures Contracts	$4	$–	$–	$4

Total Assets - Other Financial Instruments	$4	$–	$–	$4

See Notes to Schedules of Investments.	17

PNC Large Cap Value Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Number of Shares	Value (000)

COMMON STOCKS — 97.5%
Consumer Discretionary — 6.4%
Lowe’s	75,263	$2,144
Target	80,108	5,134
Time Warner Cable	9,130	811

		8,089

Consumer Staples — 12.5%
Energizer Holdings	36,180	2,493
General Mills	51,264	2,016
J.M. Smucker (The)	30,159	2,563
PepsiCo	48,407	3,506
Procter & Gamble (The)	67,487	4,534
Wal-Mart Stores	11,808	857

		15,969

Energy — 14.2%
Apache	48,578	4,166
Chevron	33,293	3,734
Exxon Mobil	22,706	1,982
Halliburton	89,320	2,926
Nabors Industries (Bermuda)*	64,683	955
Noble (Switzerland)	46,202	1,762
Transocean (Switzerland)	23,425	1,149
Weatherford International (Switzerland)*	118,912	1,398

		18,072

Financials — 17.6%
Allstate (The)	77,753	2,899
Chubb (The)	41,484	3,065
Discover Financial Services	27,464	1,064
Lazard, Cl A (Bermuda)	81,150	2,312
Lincoln National	73,986	1,718
Loews	38,015	1,545
Northern Trust	41,686	1,936
PartnerRe (Bermuda)	29,452	2,162
Reinsurance Group of America	23,095	1,357
Travelers (The)	39,776	2,575
Wells Fargo	52,348	1,781

		22,414

Healthcare — 17.6%
Johnson & Johnson	72,696	4,902
Merck	116,996	5,037
Pfizer	232,020	5,536
St. Jude Medical	81,905	3,093
UnitedHealth Group	23,389	1,270
WellPoint	42,198	2,526

		22,364

Industrials — 9.2%
Babcock & Wilcox (The)*	93,607	2,309
Danaher	29,758	1,594
General Dynamics	53,270	3,490
Illinois Tool Works	30,550	1,812
Oshkosh*	98,073	2,485

		11,690

Information Technology — 11.7%
Autodesk*	44,222	1,373
Cisco Systems	270,589	5,163
Hewlett-Packard	109,101	1,842

	Number of Shares	Value (000)

Mastercard, Cl A	2,963	$1,253
Microsoft	171,528	5,286

		14,917

Materials — 1.9%
Sigma-Aldrich	16,977	1,206
Sonoco Products	38,240	1,170

		2,376

Telecommunication Services — 2.1%
AT&T	72,002	2,638

Utilities — 4.3%
Edison International	27,909	1,222
Exelon	71,537	2,609
NextEra Energy	12,872	866
PG&E	19,455	845

		5,542

Total Common Stocks
(Cost $120,727)		124,071

AFFILIATED MONEY MARKET FUND — 2.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	3,036,271	3,036

Total Affiliated Money Market Fund
(Cost $3,036)		3,036

TOTAL INVESTMENTS — 99.9%
(Cost $123,763)**		127,107

Other Assets & Liabilities – 0.1%		108

TOTAL NET ASSETS — 100.0%		$127,215

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $123,908.

Gross unrealized appreciation (000)	$11,505
Gross unrealized depreciation (000)	(8,306)

Net unrealized appreciation (000)	$3,199

†	See Note 2 in Notes to Schedules of Investments.

Please see Investment Abbreviations and Definitions on Page 104.

See Notes to Schedules of Investments.
18

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Affiliated Money Market Fund	$3,036	$–	$–	$3,036
Common Stocks	124,071	–	–	124,071

Total Assets - Investments in Securities	$127,107	$–	$–	$127,107

See Notes to Schedules of Investments.	19

PNC Mid Cap Value Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Number of Shares	Value (000)

COMMON STOCKS — 98.8%
Consumer Discretionary — 3.8%
Skechers U.S.A.*	32,224	$699
WMS Industries*	48,166	767

		1,466

Consumer Staples — 14.6%
Energizer Holdings	22,577	1,556
Hormel Foods	44,131	1,267
J.M. Smucker (The)	19,022	1,616
Molson Coors Brewing, Cl B	28,530	1,271

		5,710

Energy — 6.9%
CARBO Ceramics	7,186	506
Nabors Industries (Bermuda)*	19,347	286
Noble (Switzerland)	31,416	1,198
Rowan*	19,578	689

		2,679

Financials — 26.6%
Alleghany*	3,374	1,138
Assurant	8,681	306
Chubb (The)	15,896	1,175
Cincinnati Financial	9,009	348
Everest Re Group (Bermuda)	13,477	1,397
Lazard, Cl A (Bermuda)	27,876	794
Loews	22,185	902
Northern Trust	28,426	1,320
PartnerRe (Bermuda)	18,376	1,349
People’s United Financial	25,659	307
Reinsurance Group of America	22,712	1,334

		10,370

Healthcare — 8.7%
Coventry Health Care	13,041	543
Mednax*	4,446	308
St. Jude Medical	42,550	1,607
Zimmer Holdings	15,349	948

		3,406

Industrials — 13.9%
Babcock & Wilcox (The)*	34,133	842
FTI Consulting*	32,587	848
Harsco	14,208	290
Kennametal	8,915	328
Nordson	8,266	486
Oshkosh*	52,806	1,338
Southwest Airlines	34,363	307
Spirit Aerosystems Holdings*	39,986	994

		5,433

Information Technology — 11.8%
Autodesk*	15,111	469
Broadridge Financial Solutions	31,548	747
Ingram Micro*	71,457	1,091
Tellabs	213,906	759
Western Union (The)	87,489	1,541

		4,607

Materials — 4.3%
Sigma-Aldrich	8,720	619

	Number of Shares	Value (000)

Sonoco Products	34,326	$1,050

		1,669

Utilities — 8.2%
Edison International	30,932	1,354
PG&E	30,108	1,307
Xcel Energy	19,140	534

		3,195

Total Common Stocks
(Cost $38,491)		38,535

AFFILIATED MONEY MARKET FUND — 1.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	497,206	497

Total Affiliated Money Market Fund
(Cost $497)		497

TOTAL INVESTMENTS — 100.1%
(Cost $38,988)**		39,032

Other Assets & Liabilities – (0.1)%		(30)

TOTAL NET ASSETS — 100.0%		$39,002

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $39,394.

Gross unrealized appreciation (000)	$2,738
Gross unrealized depreciation (000)	(3,100)

Net unrealized depreciation (000)	$(362)

†	See Note 2 in Notes to Schedules of Investments.

Please see Investment Abbreviations and Definitions on Page 104.

See Notes to Schedules of Investments.
20

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Affiliated Money Market Fund	$497	$–	$–	$497
Common Stocks	38,535	–	–	38,535

Total Assets - Investments in Securities	$39,032	$–	$–	$39,032

See Notes to Schedules of Investments.	21

PNC Multi-Factor Small Cap Core Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Number of Shares	Value (000)

COMMON STOCKS — 98.2%
Consumer Discretionary — 12.9%
AFC Enterprises*	11,122	$267
AMC Networks, Cl A*	5,653	222
Blyth	2,832	120
Cavco Industries*	2,316	106
Churchill Downs	3,623	207
Core-Mark Holding	2,993	136
Dillard’s, Cl A	2,496	187
Domino’s Pizza*	4,344	154
DSW, Cl A	2,844	184
Genesco*	1,779	126
Pier 1 Imports	7,127	132
Sally Beauty Holdings*	5,595	154
Sonic Automotive, Cl A	9,959	178

		2,173

Consumer Staples — 2.0%
Prestige Brands Holdings*	12,234	197
Spectrum Brands Holdings	3,935	145

		342

Energy — 4.6%
Calumet Specialty Products Partners LP	6,217	177
Helix Energy Solutions Group*	9,972	176
Key Energy Services*	12,495	99
SEACOR Holdings*	1,212	104
Superior Energy Services*	4,554	95
TGC Industries*	19,085	116

		767

Financials — 27.9%
Administradora de Fondos de Pensiones Provida SA, ADR (Chile)	2,967	267
Allied World Assurance Company Holdings AG (Switzerland)	2,991	235
Altisource Portfolio Solutions SA (Luxembourg)*	3,274	276
American Campus Communities REIT	3,640	170
Boston Private Financial Holdings	16,954	161
Cash America International	4,624	179
Chemical Financial	9,316	214
Chesapeake Lodging Trust REIT	10,198	190
CNO Financial Group	25,138	224
Coresite Realty REIT	11,110	302
Dime Community Bancshares	7,766	109
Encore Capital Group*	6,019	169
Equity Lifestyle Properties REIT	2,300	158
Extra Space Storage REIT	3,108	106
LaSalle Hotel Properties REIT	8,759	239
Newcastle Investment REIT	16,867	128
Ocwen Financial*	14,201	365
Omega Healthcare Investors REIT	6,725	161
Portfolio Recovery Associates*	1,882	189
Prosperity Bancshares	3,889	164
Protective Life	7,943	224
Signature Bank*	2,944	190
Tanger Factory Outlet Centers REIT	2,966	99
Universal Health Realty Income Trust REIT	3,907	169

		4,688

Healthcare — 13.1%
AMERIGROUP*	1,983	180
Analogic	1,891	131

	Number of Shares	Value (000)

Anika Therapeutics*	7,755	$110
Atrion	472	103
Cantel Medical	5,130	132
Cepheid*	2,095	79
Chemed	1,075	71
Health Management Associates, Cl A*	8,860	68
Ligand Pharmaceuticals, Cl B*	15,054	260
Medicis Pharmaceutical, Cl A	6,311	199
Myriad Genetics*	5,001	125
NuVasive*	6,111	129
Taro Pharmaceutical Industries (Israel)*	4,298	184
US Physical Therapy	9,731	253
WellCare Health Plans*	3,025	172

		2,196

Industrials — 11.7%
Aceto	22,898	205
Alaska Air Group*	4,504	151
Amerco*	756	70
Applied Industrial Technologies	4,830	196
Armstrong World Industries*	4,294	189
CLARCOR	3,308	159
DXP Enterprises*	3,139	145
Exponent*	1,359	71
Gardner Denver	3,102	187
Genesee & Wyoming, Cl A*	1,676	107
HEICO	2,267	79
ITT*	7,310	145
NACCO Industries, Cl A	1,444	154
Old Dominion Freight Line*	2,568	115

		1,973

Information Technology — 16.6%
3D Systems*#	5,135	225
ACI Worldwide*	5,289	229
Blucora*	15,394	237
Bottomline Technologies*	4,885	110
CACI International, Cl A*	2,606	139
Cardtronics*	8,457	239
CommVault Systems*	3,853	194
Diebold	2,555	83
ePlus*	4,523	154
FEI	2,018	108
NETGEAR*	4,766	174
NeuStar, Cl A*	4,759	179
RADWARE (Israel)*	3,261	107
SS&C Technologies Holdings*	5,271	117
Tyler Technologies*	5,060	204
ValueClick*	6,292	102
VistaPrint NV (Netherlands)*#	5,200	188

		2,789

Materials — 6.2%
American Vanguard	6,583	194
Innospec*	5,098	160
Minerals Technologies	3,175	215
PolyOne	11,479	181
Rockwood Holdings	2,464	117
Silgan Holdings	4,202	176

		1,043

See Notes to Schedules of Investments.
22

	Number of Shares	Value (000)

COMMON STOCKS — continued
Telecommunication Services — 1.0%
Cogent Communications Group	8,490	$166

Utilities — 2.2%
NorthWestern	3,425	125
Portland General Electric	4,929	132
Vectren	4,206	119

		376

Total Common Stocks
(Cost $13,619)		16,513

EXCHANGE TRADED FUND — 1.3%
iShares Russell 2000 Index Fund†#	2,812	228

Total Exchange Traded Fund
(Cost $193)		228

AFFILIATED MONEY MARKET FUND — 0.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	61,708	62

Total Affiliated Money Market Fund
(Cost $62)		62

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 99.9%
(Cost $13,874)		16,803

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 3.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	568,325	568

Total Short Term Investment Purchased with Collateral From Securities Loaned
(Cost $568)		568

TOTAL INVESTMENTS — 103.3%
(Cost $14,442)**		17,371

Other Assets & Liabilities – (3.3)%		(555)

TOTAL NET ASSETS — 100.0%		$16,816

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $14,433.

Gross unrealized appreciation (000)	$3,354
Gross unrealized depreciation (000)	(416)

Net unrealized appreciation (000)	$2,938

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 556 (000).

Please see Investment Abbreviations and Definitions on Page 104.

See Notes to Schedules of Investments.
23

PNC Multi-Factor Small Cap Core Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Affiliated Money Market Fund	$62	$–	$–	$62
Common Stocks	16,513	–	–	16,513
Exchange Traded Fund	228	–	–	228
Short Term Investment Purchased with Collateral From Securities Loaned	568	–	–	568

Total Assets - Investments in Securities	$17,371	$–	$–	$17,371

See Notes to Schedules of Investments.
24

PNC Multi-Factor Small Cap Growth F und
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Number of Shares	Value (000)

COMMON STOCKS — 100.0%
Consumer Discretionary — 16.9%
Aaron’s	5,959	$178
AMC Networks, Cl A*	4,028	158
Ascena Retail Group*	10,360	205
Brinker International	8,538	294
Cedar Fair LP	6,515	209
Churchill Downs	4,974	285
Cinemark Holdings	12,289	288
Coinstar*#	7,817	400
Cracker Barrel Old Country Store	4,633	292
Destination Maternity	7,745	142
Domino’s Pizza*	8,471	300
DSW, Cl A	3,073	198
Express*	10,372	162
Group 1 Automotive	5,327	293
Leapfrog Enterprises*	28,049	304
Movado Group	12,114	426
Papa John’s International*	5,661	291
Sturm Ruger#	5,139	223

		4,648

Consumer Staples — 2.9%
Cal-Maine Foods	4,601	185
Casey’s General Stores	4,789	271
Elizabeth Arden*	2,907	135
Hain Celestial Group (The)*	3,087	213

		804

Energy — 5.1%
Contango Oil & Gas*	6,710	373
CVR Energy	4,497	134
Energy XXI (Bermuda)	7,717	254
Sanchez Energy*	16,588	316
Stone Energy*	4,505	106
World Fuel Services	5,910	220

		1,403

Financials — 10.5%
Altisource Portfolio Solutions SA (Luxembourg)*	4,861	409
Bank of the Ozarks	5,894	189
Cathay General Bancorp	23,514	385
Chesapeake Lodging Trust REIT	14,319	267
Credit Acceptance*	3,441	339
Equity Lifestyle Properties REIT	1,773	122
HFF*	12,495	166
HomeStreet*	7,080	251
LaSalle Hotel Properties REIT	7,343	200
LTC Properties REIT	6,189	209
PacWest Bancorp	7,773	181
Universal Health Realty Income Trust REIT	4,005	173

		2,891

Healthcare — 20.7%
Air Methods*	1,219	142
Anika Therapeutics*	17,270	245
Atrion	292	63
Auxilium Pharmaceuticals*	7,398	172
Cambrex*	38,639	471
Cepheid*	3,383	128
Chemed	4,719	312
Cubist Pharmaceuticals*	6,338	293
Cyberonics*	3,725	186

	Number of Shares	Value (000)

ExamWorks Group*	11,458	$144
Genomic Health*	11,748	405
HMS Holdings*	12,453	429
Jazz Pharmaceuticals PLC (Ireland)	3,053	139
Ligand Pharmaceuticals, Cl B*	16,135	279
Medicis Pharmaceutical, Cl A	4,887	154
Momenta Pharmaceuticals*	9,658	136
PAREXEL International*	6,029	174
Pharmacyclics*	6,205	415
Questcor Pharmaceuticals*#	4,005	174
Salix Pharmaceuticals*	4,203	185
Sciclone Pharmaceuticals*	43,122	211
Teleflex	2,699	178
US Physical Therapy	14,187	369
WellCare Health Plans*	4,734	268

		5,672

Industrials — 17.5%
Aceto	18,655	167
Actuant	9,633	271
Amerco*	3,686	343
Applied Industrial Technologies	7,273	296
Belden	3,611	123
Cascade	8,062	396
Chart Industries*	1,995	139
CLARCOR	2,543	123
Colfax*	10,483	345
Deluxe	6,539	186
G&K Services	4,303	135
ITT*	11,577	230
Mistras Group*	14,224	310
NACCO Industries, Cl A	1,533	163
Park-Ohio Holdings*	7,636	164
Roadrunner Transportation Systems*	10,656	186
Robbins & Myers	1,644	98
Saia*	17,695	384
Teledyne Technologies*	6,064	391
Tennant	3,232	136
Wabtec	2,802	219

		4,805

Information Technology — 22.1%
ACI Worldwide*	10,044	436
Arris Group*	21,384	292
Bankrate*	12,162	209
Cadence Design Systems*	26,372	348
Cardtronics*	10,863	307
Jack Henry & Associates	6,092	225
Littelfuse	5,908	303
MTS Systems	6,303	320
NCR*	9,099	204
Netscout Systems*	7,827	186
NeuStar, Cl A*	8,241	310
OSI Systems*	6,052	448
SolarWinds*	6,474	355
Syntel	6,933	404
Tangoe*	13,113	212
Ultratech*	9,083	300
ValueClick*	15,144	246
Vantiv, Cl A*	16,066	362
Web.com Group*	17,847	297

See Notes to Schedules of Investments.
25

PNC Multi-Factor Small Cap Growth Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Number of Shares	Value (000)

COMMON STOCKS — continued
Information Technology — continued
Zygo*	14,945	$290

		6,054

Materials — 4.3%
American Vanguard	14,535	428
Minerals Technologies	3,520	239
Myers Industries	17,302	256
Neenah Paper	8,968	250

		1,173

Total Common Stocks
(Cost $23,867)		27,450

AFFILIATED MONEY MARKET FUND — 0.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	40,732	41

Total Affiliated Money Market Fund
(Cost $41)		41

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 100.1%
(Cost $23,908)		27,491

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	785,337	785

Total Short Term Investment Purchased with Collateral From Securities Loaned
(Cost $785)		785

TOTAL INVESTMENTS — 103.0%
(Cost $24,693)**		28,276

Other Assets & Liabilities – (3.0)%		(813)

TOTAL NET ASSETS — 100.0%		$27,463

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $24,667.

Gross unrealized appreciation (000)	$4,596
Gross unrealized depreciation (000)	(987)

Net unrealized appreciation (000)	$3,609

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 768 (000).

Please see Investment Abbreviations and Definitions on Page 104.

See Notes to Schedules of Investments.
26

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Affiliated Money Market Fund	$41	$–	$–	$41
Common Stocks	27,450	–	–	27,450
Short Term Investment Purchased with Collateral From Securities Loaned	785	–	–	785

Total Assets - Investments in Securities	$28,276	$–	$–	$28,276

See Notes to Schedules of Investments.	27

PNC Multi-Factor Small Cap Value Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Number of Shares	Value (000)

COMMON STOCKS — 100.1%
Consumer Discretionary — 12.4%
Arctic Cat*	6,065	$262
Caribou Coffee*	13,134	168
ChinaCast Education (Hong Kong)*	19,320	12
Dillard’s, Cl A	2,908	218
Express*	5,992	94
Genesco*	2,030	144
Leapfrog Enterprises*	8,501	92
Lithia Motors, Cl A	4,937	144
Movado Group	8,717	307
Multimedia Games Holding*	25,808	405
Smith & Wesson Holding*	9,748	78
Sonic Automotive, Cl A	20,025	358
Sturm Ruger#	5,594	242
Town Sports International Holdings*	23,629	308
True Religion Apparel	4,017	93

		2,925

Consumer Staples — 3.2%
Andersons (The)	2,549	102
Dean Foods*	18,772	308
Hain Celestial Group (The)*	2,921	202
Susser Holdings*	3,973	135

		747

Energy — 5.1%
Atlas Pipeline Partners LP#	4,003	139
BP Prudhoe Bay Royalty Trust#	3,059	270
Delek US Holdings	4,197	110
Renewable Energy Group*	24,409	130
REX American Resources*	13,960	243
Sabine Royalty Trust	3,583	189
Ship Finance International (Bermuda)	7,310	118

		1,199

Financials — 36.4%
Allied World Assurance Company Holdings AG (Switzerland)	2,242	176
Altisource Portfolio Solutions SA (Luxembourg)*	3,367	284
American Equity Investment Life Holding	37,386	432
Arlington Asset Investment, Cl A	4,430	101
Ashford Hospitality Trust REIT	49,005	406
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	27,971	589
C&F Financial#	5,715	224
Citizens & Northern	22,703	435
City Holding	4,405	150
CNO Financial Group	21,156	188
Community Bank System	13,213	370
Coresite Realty REIT	13,652	371
Dime Community Bancshares	41,433	579
Extra Space Storage REIT	10,541	360
Granite Real Estate	10,641	384
Homeowners Choice	23,480	471
Horace Mann Educators	12,822	225
Lakeland Financial	3,588	95
LTC Properties REIT	8,514	287
Medallion Financial	22,738	259
Mission West Properties REIT	34,210	309
National Health Investors REIT	5,178	270
National Retail Properties REIT	8,211	255
Portfolio Recovery Associates*	1,860	187

	Number of Shares	Value (000)

Prosperity Bancshares	4,464	$188
Senior Housing Properties Trust REIT	4,954	110
Susquehanna Bancshares	18,559	195
Symetra Financial	17,646	216
Univest Corp of Pennsylvania	28,779	473

		8,589

Healthcare — 5.8%
Capital Senior Living*	10,800	130
HealthStream*	6,237	177
Jazz Pharmaceuticals PLC (Ireland)	4,577	208
OraSure Technologies*	14,578	142
Questcor Pharmaceuticals*#	6,814	296
RTI Biologics*	30,257	116
Spectrum Pharmaceuticals*#	5,157	62
Team Health Holdings*	8,029	229

		1,360

Industrials — 12.0%
Astronics*	4,308	121
Astronics, Cl B*	2,625	81
Belden	6,418	219
Coleman Cable	12,317	117
Corporate Executive Board (The)	3,166	147
Fly Leasing, ADR (Ireland)	3,358	44
FreightCar America	9,680	173
Fushi Copperweld*#	27,753	251
GenCorp*	19,063	174
Hexcel*	10,790	245
Lennox International	3,151	150
Park-Ohio Holdings*	11,029	237
Standex International	5,839	261
Triumph Group	2,022	120
United Rentals*	14,898	481

		2,821

Information Technology — 12.6%
Anixter International*	3,261	196
Aware	27,472	163
Cardtronics*	16,219	458
Cirrus Logic*	7,706	321
Communications Systems	15,048	169
Ellie Mae*	4,799	124
GT Advanced Technologies*#	104,316	605
Hollysys Automation Technologies (British Virgin Islands)#	11,251	106
Kulicke & Soffa Industries*	12,169	138
Photronics*	36,938	217
Silicon Motion Technology, ADR*#	13,140	201
Stratasys*	2,444	158
SYNNEX*	3,416	118

		2,974

Materials — 6.3%
Buckeye Technologies	8,118	246
Coeur d’Alene Mines*	2,333	54
Innospec*	4,111	129
Schnitzer Steel Industries, Cl A	9,853	272
TPC Group*	3,416	140
Worthington Industries	24,988	522

See Notes to Schedules of Investments.
28

	Number of Shares	Value (000)

COMMON STOCKS — continued
Materials — continued
WR Grace*	2,242	$130

		1,493

Utilities — 6.3%
AGL Resources	3,395	135
Amerigas Partners LP	4,446	190
Cleco	5,303	217
El Paso Electric	7,499	248
NorthWestern	11,624	426
Piedmont Natural Gas	8,358	261

		1,477

Total Common Stocks
(Cost $20,927)		23,585

AFFILIATED MONEY MARKET FUND — 0.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	72,298	72

Total Affiliated Money Market Fund
(Cost $72)		72

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 100.4%
(Cost $20,999)		23,657

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 7.9%
Affiliated Money Market Fund — 7.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,866,520	1,867

Total Short Term Investment Purchased with Collateral From Securities Loaned
(Cost $1,867)		1,867

TOTAL INVESTMENTS — 108.3%
(Cost $22,866)**		25,524

Other Assets & Liabilities – (8.3)%		(1,962)

TOTAL NET ASSETS — 100.0%		$23,562

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $22,777.

Gross unrealized appreciation (000)	$3,728
Gross unrealized depreciation (000)	(981)

Net unrealized appreciation (000)	$2,747

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 1,819 (000).

Please see Investment Abbreviations and Definitions on Page 104.

See Notes to Schedules of Investments.
29

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Affiliated Money Market Fund	$72	$–	$–	$72
Common Stocks	23,585	–	–	23,585
Short Term Investment Purchased with Collateral From Securities Loaned	1,867	–	–	1,867

Total Assets - Investments in Securities	$25,524	$–	$–	$25,524

See Notes to Schedules of Investments.
30

PNC S&P 500 Index Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Number of Shares	Value (000)

COMMON STOCKS — 97.6%
Consumer Discretionary — 10.8%
Abercrombie & Fitch, Cl A	724	$26
Amazon.com*	3,118	774
Apollo Group, Cl A*	976	26
AutoNation*	384	15
AutoZone*	243	88
Bed Bath & Beyond*	1,980	133
Best Buy	2,433	43
Big Lots*	575	17
BorgWarner*	923	63
Cablevision Systems, Cl A	1,870	28
CarMax*	1,928	59
Carnival (Panama)	3,766	131
CBS, Cl B	5,537	201
Chipotle Mexican Grill*	269	78
Coach	2,488	145
Comcast, Cl A	23,573	790
D.R. Horton	2,352	45
Darden Restaurants	1,098	57
DeVry	528	10
DIRECTV*	5,663	295
Discovery Communications, Cl A*	2,219	122
Dollar Tree*	2,091	101
Expedia	833	43
Family Dollar Stores	1,033	66
Ford Motor	32,220	301
Fossil*	449	38
GameStop, Cl A	1,199	23
Gannett	1,985	30
Gap (The)	2,872	103
Genuine Parts	1,352	85
Goodyear Tire & Rubber (The)*	2,111	26
H&R Block	2,502	41
Harley-Davidson	1,945	82
Harman International Industries	602	28
Hasbro	1,016	38
Home Depot (The)	13,395	760
International Game Technology	2,423	30
Interpublic Group (The)	3,925	42
JC Penney*	1,290	34
Johnson Controls	5,768	157
Kohl’s	2,206	115
Leggett & Platt	1,203	29
Lennar, Cl A	1,387	45
Limited Brands	2,114	103
Lowe’s	10,179	290
Macy’s	3,627	146
Marriott International, Cl A	2,295	86
Mattel	2,986	105
McDonald’s	8,836	791
McGraw-Hill (The)	2,435	125
NetFlix*	470	28
Newell Rubbermaid	2,427	44
News, Cl A	18,252	427
NIKE, Cl B	3,194	311
Nordstrom	1,371	79
Omnicom Group	2,340	120
O’Reilly Automotive*	1,119	95
priceline.com*	434	262
Pulte Group*	2,794	38
Ralph Lauren	567	90
Ross Stores	2,020	140

	Number of Shares	Value (000)

Scripps Networks Interactive, Cl A	813	$48
Sears Holdings*	316	17
Staples	5,703	62
Starbucks	6,561	325
Starwood Hotels & Resorts Worldwide	1,678	92
Target	5,832	374
Tiffany	1,122	69
Time Warner	8,304	345
Time Warner Cable	2,769	246
TJX	6,616	303
TripAdvisor*	789	26
Urban Outfitters*	1,030	39
VF	764	117
Viacom, Cl B	4,566	228
Walt Disney (The)	15,360	760
Washington Post (The), Cl B	40	14
Whirlpool	643	49
Wyndham Worldwide	1,255	65
Wynn Resorts	660	68
Yum! Brands	3,950	252

		12,142

Consumer Staples — 10.9%
Altria Group	17,603	598
Archer-Daniels-Midland	5,719	153
Avon Products	3,685	57
Beam	1,345	79
Brown-Forman, Cl B	1,320	85
Campbell Soup	1,592	56
Clorox (The)	1,131	82
Coca-Cola (The)	39,030	1,460
Coca-Cola Enterprises	2,619	77
Colgate-Palmolive	4,178	444
ConAgra Foods	3,586	90
Constellation Brands, Cl A*	1,501	49
Costco Wholesale	3,742	366
CVS Caremark	11,086	505
Dean Foods*	1,650	27
Dr Pepper Snapple Group	1,870	84
Estee Lauder (The), Cl A	1,867	112
General Mills	5,646	222
H.J. Heinz	2,810	157
Hershey (The)	1,354	97
Hormel Foods	1,209	35
J.M. Smucker (The)	969	82
Kellogg	2,165	110
Kimberly-Clark	3,429	287
Kraft Foods, Cl A	15,483	643
Kroger (The)	5,052	113
Lorillard	1,158	145
McCormick	1,163	71
Mead Johnson Nutrition	1,800	132
Molson Coors Brewing, Cl B	1,379	61
Monster Beverage*	1,324	78
PepsiCo	13,529	980
Philip Morris International	14,754	1,318
Procter & Gamble (The)	23,704	1,593
Reynolds American	2,982	137
Safeway	2,312	36
Sysco	5,222	158
Tyson Foods, Cl A	2,512	39
Walgreen	7,669	274

See Notes to Schedules of Investments.
31

PNC S&P 500 Index Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Number of Shares	Value (000)

COMMON STOCKS — continued
Consumer Staples — continued
Wal-Mart Stores	14,927	$1,084
Whole Foods Market	1,400	135

		12,311

Energy — 11.0%
Alpha Natural Resources*	1,829	11
Anadarko Petroleum	4,430	307
Apache	3,364	288
Baker Hughes	3,849	176
Cabot Oil & Gas	1,885	78
Cameron International*	2,183	119
Chesapeake Energy	5,774	112
Chevron	17,069	1,914
ConocoPhillips	10,939	621
Consol Energy	2,000	60
Denbury Resources*	3,370	52
Devon Energy	3,486	202
Diamond Offshore Drilling	607	41
Ensco PLC	2,039	117
EOG Resources	2,328	252
EQT	1,326	72
Exxon Mobil	40,441	3,530
FMC Technologies*	2,067	97
Halliburton	8,310	272
Helmerich & Payne	955	44
Hess	2,713	137
Kinder Morgan	4,369	156
Marathon Oil	6,227	173
Marathon Petroleum	3,050	158
Murphy Oil	1,709	88
Nabors Industries (Bermuda)*	2,421	36
National Oilwell Varco	3,724	293
Newfield Exploration*	1,143	37
Noble (Switzerland)	2,178	83
Noble Energy	1,521	134
Occidental Petroleum	7,102	604
Peabody Energy	2,273	49
Phillips 66	5,679	239
Pioneer Natural Resources	1,089	106
QEP Resources	1,499	43
Range Resources	1,423	93
Rowan*	1,062	37
Schlumberger (Netherlands)	11,600	840
Southwestern Energy*	3,019	94
Spectra Energy	5,722	162
Sunoco	933	44
Tesoro	1,184	47
Valero Energy	4,918	154
Williams (The)	5,149	166
WPX Energy*	1,673	26

		12,364

Financials — 13.9%
ACE (Switzerland)	2,904	214
Aflac	3,871	179
Allstate (The)	4,281	160
American Express	8,662	505
American International Group*	6,636	228
American Tower REIT	3,409	240
Ameriprise Financial	1,880	103
AON PLC (United Kingdom)	2,812	146

	Number of Shares	Value (000)

Apartment Investment & Management, Cl A REIT	1,046	$28
Assurant	788	28
AvalonBay Communities REIT	845	120
Bank of America	93,114	744
BB&T	5,762	182
Berkshire Hathaway, Cl B*	15,126	1,276
BlackRock†	1,109	196
BNY Mellon (The)	9,875	223
Boston Properties REIT	1,292	145
Capital One Financial	5,020	284
CBRE Group*	2,676	46
Charles Schwab (The)	8,821	119
Chubb (The)	2,355	174
Cincinnati Financial	1,392	54
Citigroup	25,365	754
CME Group	2,755	151
Comerica	1,577	48
Discover Financial Services	4,482	174
E*Trade Financial*	1,954	17
Equity Residential REIT	2,641	160
Federated Investors, Cl B	772	16
Fifth Third Bancorp	7,595	115
First Horizon National	2,108	19
Franklin Resources	1,195	140
Genworth Financial, Cl A*	4,087	22
Goldman Sachs Group (The)	4,255	450
Hartford Financial Services Group	3,580	64
HCP REIT	3,564	163
Health Care REIT	1,851	108
Host Hotels & Resorts REIT	6,042	92
Hudson City Bancorp	4,210	30
Huntington Bancshares	6,849	45
IntercontinentalExchange*	622	85
Invesco	3,731	88
JPMorgan Chase	33,122	1,230
KeyCorp	7,737	65
Kimco Realty REIT	3,372	69
Legg Mason	1,048	26
Leucadia National	1,675	36
Lincoln National	2,303	54
Loews	2,621	107
M&T Bank	1,062	92
Marsh & McLennan	4,605	157
MetLife	9,151	312
Moody’s	1,662	66
Morgan Stanley	12,506	188
NASDAQ OMX Group (The)	1,025	23
Northern Trust	2,006	93
NYSE Euronext	2,239	56
People’s United Financial	2,990	36
Plum Creek Timber REIT	1,390	57
PNC Financial Services Group†	4,574	284
Principal Financial Group	2,436	67
Progressive (The)	5,133	100
ProLogis REIT	3,923	134
Prudential Financial	4,003	218
Public Storage REIT	1,218	177
Regions Financial	12,219	85
Simon Property Group REIT	2,654	421
SLM	4,514	71
State Street	4,227	176

See Notes to Schedules of Investments.
32

	Number of Shares	Value (000)

COMMON STOCKS — continued
Financials — continued
SunTrust Banks	4,656	$117
T. Rowe Price Group	2,151	132
Torchmark	849	43
Travelers (The)	3,373	218
U.S. Bancorp	16,386	547
Unum Group	2,460	48
Ventas REIT	2,482	163
Vornado Realty Trust REIT	1,572	128
Wells Fargo	45,767	1,557
Weyerhaeuser REIT	4,557	114
XL Group PLC (Ireland)	2,739	63
Zions Bancorporation	1,370	26

		15,691

Healthcare — 11.5%
Abbott Laboratories	13,627	893
Aetna	3,096	119
Agilent Technologies	2,909	108
Alexion Pharmaceuticals*	1,590	170
Allergan	2,620	226
AmerisourceBergen	2,259	87
Amgen	6,728	565
Baxter International	4,838	284
Becton Dickinson	1,816	138
Biogen Idec*	2,092	307
Boston Scientific*	12,450	67
Bristol-Myers Squibb	14,771	488
Cardinal Health	3,049	121
CareFusion*	1,876	49
Celgene*	3,773	272
Cerner*	1,255	92
CIGNA	2,411	110
Coventry Health Care	1,210	50
Covidien PLC (Ireland)	4,059	227
CR Bard	715	70
DaVita*	809	79
DENTSPLY International	1,207	44
Edwards Lifesciences*	1,001	102
Eli Lilly	8,877	399
Express Scripts Holding*	6,881	431
Forest Laboratories*	2,322	80
Gilead Sciences*	6,522	376
Hospira*	1,390	47
Humana	1,430	100
Intuitive Surgical*	344	169
Johnson & Johnson	23,757	1,602
Laboratory Corporation of America Holdings*	825	72
Life Technologies*	1,547	74
McKesson	2,142	187
Medtronic	8,743	355
Merck	26,311	1,133
Mylan*	3,727	88
Patterson	739	25
PerkinElmer	967	26
Perrigo	835	92
Pfizer	65,204	1,556
Quest Diagnostics	1,336	81
St. Jude Medical	2,698	102
Stryker	2,715	145
Tenet Healthcare*	3,410	18
Thermo Fisher Scientific	3,074	176

	Number of Shares	Value (000)

UnitedHealth Group	9,085	$493
Varian Medical Systems*	945	55
Waters*	761	61
Watson Pharmaceuticals*	1,134	92
WellPoint	2,816	169
Zimmer Holdings	1,509	93

		12,965

Industrials — 9.9%
3M	5,944	550
Avery Dennison	895	28
Boeing (The)	6,402	457
C.H. Robinson Worldwide	1,450	82
Caterpillar	5,644	482
Cintas	957	39
Cooper Industries PLC	1,320	97
CSX	8,708	196
Cummins	1,562	152
Danaher	4,914	263
Deere	3,441	258
Dover	1,602	93
Dun & Bradstreet (The)	420	34
Eaton	2,828	126
Emerson Electric	6,268	318
Engility Holdings*	140	3
Equifax	1,035	47
Expeditors International of Washington	1,844	67
Fastenal	2,612	113
FedEx	2,670	234
Flowserve	473	60
Fluor	1,440	74
General Dynamics	3,071	201
General Electric	91,794	1,901
Honeywell International	6,643	388
Illinois Tool Works	4,093	243
Ingersoll-Rand PLC (Ireland)	2,563	120
Iron Mountain	1,494	49
Jacobs Engineering Group*	1,078	43
Joy Global	933	50
L-3 Communications Holdings	844	59
Lockheed Martin	2,311	211
Masco	2,789	39
Norfolk Southern	2,802	203
Northrop Grumman	2,175	145
PACCAR	3,016	120
Pall	1,001	56
Parker Hannifin	1,305	104
Pitney Bowes	1,759	23
Precision Castparts	1,252	202
Quanta Services*	1,837	44
Raytheon	2,971	168
Republic Services	2,770	77
Robert Half International	1,211	32
Rockwell Automation	1,226	88
Rockwell Collins	1,308	64
Roper Industries	823	85
RR Donnelley & Sons#	1,567	17
Ryder System	435	17
Snap-On	486	34
Southwest Airlines	6,663	60
Stanley Black & Decker	1,425	94
Stericycle*	758	69

See Notes to Schedules of Investments.
33

PNC S&P 500 Index Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Number of Shares	Value (000)

COMMON STOCKS — continued
Industrials — continued
Textron	2,402	$64
Tyco International (Switzerland)	3,991	225
Union Pacific	4,040	491
United Parcel Service, Cl B	8,303	613
United Technologies	7,884	629
W.W. Grainger	529	109
Waste Management	4,088	141
Xylem	1,556	38

		11,089

Information Technology — 19.7%
Accenture PLC, Cl A (Ireland)	5,471	337
Adobe Systems*	4,268	134
Advanced Micro Devices*	4,816	18
Akamai Technologies*	1,534	58
Altera	2,679	100
Amphenol, Cl A	1,412	86
Analog Devices	2,544	101
Apple	8,092	5,383
Applied Materials	10,964	128
Autodesk*	1,818	56
Automatic Data Processing	4,277	248
BMC Software*	1,444	60
Broadcom, Cl A*	4,109	146
CA	3,155	82
Cisco Systems	46,340	884
Citrix Systems*	1,592	124
Cognizant Technology Solutions, Cl A*	2,548	164
Computer Sciences	1,325	43
Corning	12,683	152
Dell	13,132	139
eBay*	9,899	470
Electronic Arts*	2,938	39
EMC*	18,075	475
F5 Networks*	662	65
Fidelity National Information Services	1,997	63
First Solar*	468	9
Fiserv*	1,198	85
FLIR Systems	1,339	27
Google, Cl A*	2,200	1,507
Harris	987	46
Hewlett-Packard	17,131	289
Intel	43,521	1,081
International Business Machines	9,948	1,938
Intuit	2,538	149
Jabil Circuit	1,574	36
JDS Uniphase*	1,906	21
Juniper Networks*	4,591	80
KLA-Tencor	1,404	72
Lam Research*	1,742	59
Lexmark International, Cl A	657	14
Linear Technology	1,970	65
LSI*	4,747	37
Mastercard, Cl A	936	396
Microchip Technology	1,642	57
Micron Technology*	7,952	49
Microsoft (A)	64,679	1,993
Molex	1,166	31
Motorola Solutions	2,571	123
NetApp*	3,134	108
NVIDIA*	5,375	75

	Number of Shares	Value (000)

Oracle	33,564	$1,062
Paychex	2,819	94
QUALCOMM	14,831	912
Red Hat*	1,707	96
SAIC	2,328	28
Salesforce.com*	1,156	168
SanDisk*	2,138	88
Symantec*	6,338	113
TE Connectivity (Switzerland)	3,656	129
Teradata*	1,436	110
Teradyne*	1,582	25
Texas Instruments	9,774	284
Total System Services	1,349	31
VeriSign*	1,382	66
Visa, Cl A	4,359	559
Western Digital*	2,100	88
Western Union (The)	5,390	95
Xerox	11,496	85
Xilin	2,260	77
Yahoo!*	10,394	152

		22,164

Materials — 3.3%
Air Products & Chemicals	1,807	149
Airgas	588	49
Alcoa	8,945	77
Allegheny Technologies	888	26
Ball	1,343	57
Bemis	894	27
CF Industries Holdings	573	119
Cliffs Natural Resources	1,104	40
Dow Chemical (The)	10,341	303
E.I. du Pont de Nemours	8,106	403
Eastman Chemical	1,199	66
Ecolab	2,538	162
FMC	1,209	66
Freeport-McMoRan Copper & Gold	8,318	300
International Flavors & Fragrances	682	41
International Paper	3,796	131
MeadWestvaco	1,463	42
Monsanto	4,683	408
Mosaic (The)	2,607	151
Newmont Mining	4,286	217
Nucor	2,715	102
Owens-Illinois*	1,370	24
PPG Industries	1,329	146
Praxair	2,614	276
Sealed Air	1,619	23
Sherwin-Williams (The)	755	108
Sigma-Aldrich	1,036	74
Titanium Metals	711	9
United States Steel#	1,137	22
Vulcan Materials	1,121	44

		3,662

Telecommunication Services — 3.1%
AT&T	50,718	1,858
CenturyLink	5,420	229
Crown Castle International*	2,341	149
Frontier Communications#	8,948	42
MetroPCS Communications*	2,554	25
Sprint Nextel*	25,619	124

See Notes to Schedules of Investments.
34

	Number of Shares	Value (000)

COMMON STOCKS — continued
Telecommunication Services — continued
Verizon Communications	24,577	$1,055
Windstream#	5,160	51

		3,533

Utilities — 3.5%
AES (The)	5,713	65
AGL Resources	1,037	41
Ameren	2,150	70
American Electric Power	4,283	184
CenterPoint Energy	3,778	77
CMS Energy	2,250	52
Consolidated Edison	2,627	159
Dominion Resources	5,100	268
DTE Energy	1,523	89
Duke Energy	6,246	405
Edison International	2,908	127
Entergy	1,562	106
Exelon	7,648	279
FirstEnergy	3,738	163
Integrys Energy Group	701	38
NextEra Energy	3,693	249
NiSource	2,564	63
Northeast Utilities	2,714	102
NRG Energy	2,012	43
ONEOK	1,847	82
Pepco Holdings	2,070	40
PG&E	3,626	157
Pinnacle West Capital	996	51
PPL	5,157	151
Public Service Enterprise Group	4,506	143
SCANA	1,033	49
Sempra Energy	2,133	141
Southern (The)	7,713	350
TECO Energy	1,973	34
Wisconsin Energy	2,092	80
Xcel Energy	4,389	123

		3,981

Total Common Stocks
(Cost $65,486)		109,902

EXCHANGE TRADED FUND — 1.3%
SPDR S&P 500 ETF Trust (A)	10,466	1,478

Total Exchange Traded Fund
(Cost $1,428)		1,478

AFFILIATED MONEY MARKET FUND — 1.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (A)	1,083,122	1,083

Total Affiliated Money Market Fund
(Cost $1,083)		1,083

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 99.9%
(Cost $67,997)		112,463

	Number of Shares	Value (000)

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	133,780	$134

Total Short Term Investment Purchased with Collateral From Securities Loaned
(Cost $134)		134

TOTAL INVESTMENTS — 100.0%
(Cost $68,131)**		112,597

Other Assets & Liabilities – 0.0%		13

TOTAL NET ASSETS — 100.0%		$112,610

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $74,907.

Gross unrealized appreciation (000)	$39,277
Gross unrealized depreciation (000)	(1,587)

Net unrealized appreciation (000)	$37,690

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 130 (000).
(A)	All or a portion of the security was held as collateral for open futures contracts.

Please see Investment Abbreviations and Definitions on Page 104.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P 500® Mini Composite Index	17	$1,145	09/21/12	$50

Cash in the amount of $59,500 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $1,259,052 have been segregated by the Fund.

See Notes to Schedules of Investments.
35

PNC S&P 500 Index Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Affiliated Money Market Fund	$1,083	$–	$–	$1,083
Common Stocks	109,902	–	–	109,902
Exchange Traded Fund	1,478	–	–	1,478
Short Term Investment Purchased with Collateral From Securities Loaned	134	–	–	134

Total Assets - Investments in Securities	$112,597	$–	$–	$112,597

Other Financial Instruments
Futures Contracts	$50	$–	$–	$50

Total Assets - Other Financial Instruments	$50	$–	$–	$50

See Notes to Schedules of Investments.
36

PNC Small Cap Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Number of Shares	Value (000)

COMMON STOCKS — 98.3%
Consumer Discretionary — 18.3%
Aaron’s	133,030	$3,974
American Axle & Manufacturing Holdings*	361,710	4,040
Coinstar*#	49,500	2,530
Dorman Products*	102,680	3,027
HSN	74,880	3,372
Madison Square Garden (The)*	104,070	4,393
Penn National Gaming*	52,760	2,073
Tractor Supply	36,400	3,476
Wolverine World Wide	54,160	2,547

		29,432

Consumer Staples — 2.5%
Boston Beer (The), Cl A*#	17,610	1,814
TreeHouse Foods*	42,790	2,223

		4,037

Energy — 7.9%
Atwood Oceanics*	48,810	2,259
Contango Oil & Gas*	51,050	2,835
Oil States International*	30,660	2,399
Swift Energy*	73,910	1,440
World Fuel Services	99,740	3,711

		12,644

Financials — 21.8%
AmTrust Financial Services#	214,920	5,603
Bank of the Ozarks	174,460	5,600
Credit Acceptance*	32,310	3,181
Eagle Bancorp*	88,400	1,506
FirstService (Canada)*	66,470	1,798
Home BancShares	82,070	2,586
Prosperity Bancshares	48,170	2,028
RLI	47,350	3,000
ViewPoint Financial Group	84,360	1,555
Virtus Investment Partners*	65,480	5,608
World Acceptance*#	36,460	2,662

		35,127

Healthcare — 7.7%
Bio-Reference Labs*	105,406	2,753
MWI Veterinary Supply*	37,690	3,800
Neogen*	59,180	2,310
PAREXEL International*	119,890	3,452

		12,315

Industrials — 24.3%
Actuant	113,850	3,201
B/E Aerospace*	97,700	3,933
Colfax*	134,330	4,418
Encore Capital Group*	53,080	1,488
EnerSys*	120,020	4,471
Esterline Technologies*	46,740	2,795
Genesee & Wyoming, Cl A*	35,000	2,225
HEICO#	59,455	2,071
Portfolio Recovery Associates*	64,940	6,517
Regal-Beloit	40,290	2,742
Robbins & Myers	31,370	1,877
Triumph Group	57,000	3,387

		39,125

	Number of Shares	Value (000)

Information Technology — 14.5%
Liquidity Services*	89,160	$4,671
Manhattan Associates*	31,590	1,598
Open Text (Canada)*#	47,030	2,530
OSI Systems*	95,460	7,074
Tyler Technologies*	94,290	3,796
Wright Express*	55,770	3,672

		23,341

Materials — 1.3%
Balchem	58,405	2,131

Total Common Stocks
(Cost $116,208)		158,152

AFFILIATED MONEY MARKET FUND — 1.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (A)	2,277,369	2,277

Total Affiliated Money Market Fund
(Cost $2,277)		2,277

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 99.7%
(Cost $118,485)		160,429

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 8.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	14,128,449	14,128

Total Short Term Investment Purchased with Collateral From Securities Loaned
(Cost $14,128)		14,128

TOTAL INVESTMENTS — 108.5%
(Cost $132,613)**		174,557

Other Assets & Liabilities – (8.5)%		(13,714)

TOTAL NET ASSETS — 100.0%		$160,843

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $132,726.

Gross unrealized appreciation (000)	$43,722
Gross unrealized depreciation (000)	(1,891)

Net unrealized appreciation (000)	$41,831

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 13,838 (000).
(A)	All or a portion of the security was held as collateral for open futures contracts.

Please see Investment Abbreviations and Definitions on Page 104.

See Notes to Schedules of Investments.
37

PNC Small Cap Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
Russell Mini	11	$890	09/21/12	$2

Cash in the amount of $66,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $978,917 have been segregated by the Fund.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Affiliated Money Market Fund	$2,277	$–	$–	$2,277
Common Stocks	158,152	–	–	158,152
Short Term Investment Purchased with Collateral From Securities Loaned	14,128	–	–	14,128

Total Assets - Investments in Securities	$174,557	$–	$–	$174,557

Other Financial Instruments
Futures Contracts	$2	$–	$–	$2

Total Assets - Other Financial Instruments	$2	$–	$–	$2

See Notes to Schedules of Investments.
38

PNC Bond Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

ASSET BACKED SECURITIES — 7.9%
Automotive — 3.9%
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A4
1.780%, 12/15/15	$1,800	$1,838
Mercedes-Benz Auto Lease Trust,
Series 2012-A, Cl A3
0.880%, 11/17/14	870	873
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Cl A4
1.980%, 09/20/17	2,225	2,288
World Omni Auto Receivables Trust,
Series 2011-A, Cl A4
1.910%, 04/15/16	2,280	2,335

		7,334

Credit Cards — 1.8%
Chase Issuance Trust,
Series 2012-A3, Cl A3
0.790%, 06/15/17	350	352
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	500	507
GE Capital Credit Card Master Note Trust,
Series 2012-1, Cl A
1.030%, 01/15/18	1,000	1,010
GE Capital Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	1,435	1,446

		3,315

Utilities — 2.2%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	250	262
JCP&L Transition Funding LLC,
Series 2002-A, Cl A3
5.810%, 12/05/15	643	665
PSE&G Transition Funding LLC,
Series 2001-1, Cl A8
6.890%, 12/15/17	2,705	3,150

		4,077

Total Asset Backed Securities
(Cost $14,054)		14,726

COLLATERALIZED MORTGAGE OBLIGATION — 0.6%
Ginnie Mae,
Series 2009-111, Cl A
3.486%, 08/16/39	1,157	1,202

Total Collateralized Mortgage Obligation
(Cost $1,166)		1,202

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.0%
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	4,200	4,662

	Par (000)	Value (000)

Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Cl A3
5.679%, 10/15/48	$870	$937

Total Commercial Mortgage-Backed Securities
(Cost $5,084)		5,599

CORPORATE BONDS — 28.6%
Aerospace — 0.3%
L-3 Communications
4.950%, 02/15/21	510	562

Automotive — 0.8%
BorgWarner
4.625%, 09/15/20	430	473
Toyota Motor Credit (MTN)
2.050%, 01/12/17	890	927

		1,400

Cable — 1.7%
DIRECTV Holdings LLC
4.600%, 02/15/21	775	847
Discovery Communications LLC
3.300%, 05/15/22	460	477
Historic TW
6.625%, 05/15/29	556	695
NBCUniversal Media LLC
5.150%, 04/30/20	305	360
News America
8.450%, 08/01/34	500	696

		3,075

Consumer Discretionary — 0.3%
Hasbro
6.300%, 09/15/17	544	630

Consumer Services — 0.2%
Marriott International
3.000%, 03/01/19	445	458

Energy — 3.0%
Burlington Resources Finance
7.200%, 08/15/31	450	640
EQT
8.125%, 06/01/19	470	566
Hess
5.600%, 02/15/41	500	569
Kerr-McGee
7.875%, 09/15/31	410	548
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	457	573
Nexen
5.875%, 03/10/35	528	611
ONEOK Partners LP
6.125%, 02/01/41	360	424
Petrobras International Finance
3.875%, 01/27/16	705	740
Weatherford International
5.125%, 09/15/20	415	451
Williams Partners LP
4.125%, 11/15/20	425	460

		5,582

See Notes to Schedules of Investments.
39

PNC Bond Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

CORPORATE BONDS — continued
Financials — 8.5%
American Express
7.000%, 03/19/18	$425	$539
Ameriprise Financial
7.300%, 06/28/19	390	490
Bank of America
5.750%, 12/01/17	1,085	1,213
BBVA US Senior SA Unipersonal
3.250%, 05/16/14	450	446
Capital One Bank USA NA
8.800%, 07/15/19	695	903
Caterpillar Financial Services (MTN)
5.450%, 04/15/18	350	423
Citigroup
6.010%, 01/15/15	222	243
4.875%, 05/07/15	490	516
5.850%, 08/02/16	355	396
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	535	566
Credit Suisse
5.400%, 01/14/20	435	469
First Niagara Financial Group
6.750%, 03/19/20	595	689
General Electric Capital
5.500%, 01/08/20	35	42
4.625%, 01/07/21	485	548
General Electric Capital (MTN)
5.625%, 09/15/17	490	579
Goldman Sachs Group
5.950%, 01/18/18	230	259
6.150%, 04/01/18	375	426
HSBC Bank USA NA
4.875%, 08/24/20	350	372
HSBC Holdings PLC
5.100%, 04/05/21	250	288
International Lease Finance
6.500%, 09/01/14 144A	350	373
John Deere Capital
2.800%, 01/27/23	555	574
JPMorgan Chase
6.000%, 01/15/18	895	1,069
4.625%, 05/10/21	345	386
Mellon Funding
5.500%, 11/15/18	225	267
Merrill Lynch (MTN)
6.875%, 04/25/18	250	292
Morgan Stanley
4.750%, 03/22/17	200	206
Morgan Stanley (MTN)
5.450%, 01/09/17	900	947
Nordea Bank AB
4.875%, 05/13/21 144A	575	612
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	600	578
Wachovia Capital Trust III
5.570%, 03/29/49(A)	550	543
Westpac Banking
2.000%, 08/14/17	480	485

		15,739

	Par (000)	Value (000)

Food, Beverage & Tobacco — 0.7%
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	$625	$841
Kraft Foods
5.375%, 02/10/20	212	255
3.500%, 06/06/22 144A	200	212

		1,308

Healthcare — 0.5%
Amgen
3.450%, 10/01/20	340	356
GlaxoSmithKline Capital PLC
2.850%, 05/08/22	455	476
Johnson & Johnson
5.950%, 08/15/37	15	22

		854

Industrials — 1.5%
Amphenol
4.000%, 02/01/22	615	649
CRH America
4.125%, 01/15/16	610	632
Koninklijke Philips Electronics NV
3.750%, 03/15/22	445	483
Penske Truck Leasing LP
3.750%, 05/11/17 144A	300	304
Republic Services
5.700%, 05/15/41	350	423
United Technologies
4.500%, 06/01/42	320	364

		2,855

Insurance — 2.1%
Aon
3.500%, 09/30/15	415	437
Berkshire Hathaway Finance
4.250%, 01/15/21	400	457
Hartford Financial Services Group
6.300%, 03/15/18	290	330
MetLife
6.400%, 12/15/36	520	554
Principal Financial Group
8.875%, 05/15/19	350	464
Prudential Financial
5.375%, 06/21/20	75	87
Prudential Financial (MTN)
7.375%, 06/15/19	520	655
Reinsurance Group of America
6.450%, 11/15/19	720	824

		3,808

Materials — 0.9%
ArcelorMittal
6.500%, 02/25/22	20	19
7.250%, 10/15/39	435	392
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	725	721
International Paper
7.500%, 08/15/21	460	599

		1,731

See Notes to Schedules of Investments.
40

	Par (000)	Value (000)

CORPORATE BONDS — continued
Real Estate Investment Trusts — 1.4%
CommonWealth REIT
5.875%, 09/15/20	$240	$253
Digital Realty Trust LP
4.500%, 07/15/15	700	741
Health Care REIT
5.250%, 01/15/22	510	571
ProLogis LP
4.500%, 08/15/17	125	134
6.625%, 12/01/19	370	445
Realty Income
6.750%, 08/15/19	390	476

		2,620

Retail — 1.3%
Advance Auto Parts
5.750%, 05/01/20	270	308
4.500%, 01/15/22	75	79
AutoZone
4.000%, 11/15/20	200	218
Kroger
6.400%, 08/15/17	90	108
3.400%, 04/15/22	340	351
Safeway
4.750%, 12/01/21	630	623
Wal-Mart Stores
5.250%, 09/01/35	650	815

		2,502

Technology — 1.0%
Hewlett-Packard
3.000%, 09/15/16	725	740
KLA-Tencor
6.900%, 05/01/18	425	511
Xerox
6.400%, 03/15/16	500	571

		1,822

Telecommunications — 1.9%
America Movil SAB de CV
5.000%, 03/30/20	430	500
AT&T
6.300%, 01/15/38	500	653
Bellsouth Capital Funding
7.875%, 02/15/30	145	197
Corning
4.750%, 03/15/42	365	397
GTE
6.940%, 04/15/28	830	1,099
Telefonica Emisiones SA Unipersonal
3.992%, 02/16/16	690	664

		3,510

Transportation — 0.5%
Burlington Northern Santa Fe LLC
5.750%, 05/01/40	370	459
ERAC USA Finance LLC
2.750%, 03/15/17 144A	425	438

		897

	Par (000)	Value (000)

Utilities — 2.0%
Bruce Mansfield Unit
6.850%, 06/01/34	$532	$560
Dominion Resources
6.400%, 06/15/18	155	193
Exelon Generation LLC
4.000%, 10/01/20	912	963
MidAmerican Energy Holdings
6.125%, 04/01/36	410	533
Progress Energy
7.050%, 03/15/19	580	740
Puget Sound Energy
5.757%, 10/01/39	395	537
Xcel Energy
4.700%, 05/15/20	155	183

		3,709

Total Corporate Bonds
(Cost $48,358)		53,062

MUNICIPAL BOND — 0.4%
Texas — 0.4%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	555	687

Total Municipal Bond
(Cost $568)		687

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 30.1%
Federal Home Loan Mortgage Corporation — 2.1%
9.500%, 10/01/20	38	43
8.500%, 09/01/16	2	2
8.000%, 07/01/25	38	46
4.500%, 07/01/40	1,760	1,900
3.500%, 06/01/42	1,870	1,985

		3,976

Federal National Mortgage Association — 26.0%
9.000%, 11/01/24	81	100
6.000%, 07/01/28 (B)	0	0
6.000%, 01/01/34	75	85
6.000%, 09/01/38	1,848	2,066
5.500%, 12/01/33	3,510	3,883
5.500%, 05/01/35	581	642
5.500%, 12/01/36	2,004	2,211
5.000%, 06/01/20	1,245	1,356
5.000%, 04/01/23	642	697
5.000%, 10/01/35	3,821	4,188
5.000%, 06/01/37	1,188	1,298
5.000%, 03/01/40	2,267	2,525
4.500%, 08/01/20	2,328	2,522
4.500%, 09/01/35	1,054	1,142
4.500%, 10/01/39	5,667	6,133
4.500%, 01/01/40	1,460	1,581
4.500%, 04/01/41	933	1,015
4.000%, 03/01/26	1,352	1,448
4.000%, 11/01/40	2,870	3,081
4.000%, 01/01/41	1,450	1,594
4.000%, 02/01/41	1,889	2,028
4.000%, 12/01/41	1,772	1,902
4.000%, 02/01/42	1,618	1,745
3.500%, 03/01/41	2,437	2,585

See Notes to Schedules of Investments.
41

PNC Bond Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
3.500%, 06/01/42	$2,201	$2,335

		48,162

Government National Mortgage Association — 2.0%
8.500%, 11/15/21	29	30
8.500%, 07/15/22	6	6
8.250%, 04/20/17	2	2
8.000%, 01/15/30	189	233
6.500%, 06/15/32	86	102
4.500%, 07/15/39	1,457	1,605
4.000%, 09/15/41	1,652	1,817

		3,795

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $52,779)		55,933

U.S. TREASURY OBLIGATIONS — 26.3%
U.S. Treasury Bonds — 6.4%
4.500%, 02/15/36	6,380	8,723
3.750%, 08/15/41	2,465	3,035

		11,758

U.S. Treasury Notes — 19.9%
3.000%, 09/30/16	1,635	1,804
2.625%, 01/31/18	1,075	1,186
2.625%, 08/15/20	5,910	6,558
2.250%, 01/31/15	445	466
1.875%, 10/31/17	110	117
1.625%, 08/15/22	1,960	1,973
1.375%, 10/15/12	5,765	5,773
1.375%, 01/15/13	2,560	2,571
1.375%, 03/15/13	3,930	3,955
1.375%, 05/15/13	4,710	4,749
1.250%, 01/31/19	415	424
1.125%, 12/15/12	3,940	3,951
0.500%, 11/30/12	3,425	3,428

		36,955

Total U.S. Treasury Obligations
(Cost $46,326)		48,713

	Number of Shares	Value (000)

PREFERRED STOCKS — 0.1%
Financial Conduits — 0.1%
Fannie Mae*	60,500	$58
Freddie Mac*	44,080	42

Total Preferred Stocks
(Cost $2,502)		100

AFFILIATED MONEY MARKET FUND — 2.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	4,751,698	4,752

Total Affiliated Money Market Fund
(Cost $4,752)		4,752

TOTAL INVESTMENTS — 99.6%
(Cost $175,589)**		184,774

Other Assets & Liabilities – 0.4%		796

TOTAL NET ASSETS — 100.0%		$185,570

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $175,795.

Gross unrealized appreciation (000)	$11,490
Gross unrealized depreciation (000)	(2,511)

Net unrealized appreciation (000)	$8,979

†	See Note 2 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2012.
(B)	Par and Value are less than $500.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $2,517 (000) and represents 1.36% of net assets as of August 31, 2012.

Please see Investment Abbreviations and Definitions on Page 104.

See Notes to Schedules of Investments.
42

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Affiliated Money Market Fund	$4,752	$–	$–	$4,752
Asset Backed Securities	–	14,726	–	14,726
Collateralized Mortgage Obligation	–	1,202	–	1,202
Commercial Mortgage-Backed Securities	–	5,599	–	5,599
Corporate Bonds	–	53,062	–	53,062
Municipal Bond	–	687	–	687
Preferred Stocks	100	–	–	100
U.S. Government Agency Mortgage-Backed Obligations	–	55,933	–	55,933
U.S. Treasury Obligations	–	48,713	–	48,713

Total Assets - Investments in Securities	$4,852	$179,922	$–	$184,774

See Notes to Schedules of Investments.	43

PNC Government Mortgage Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	$38	$44
Freddie Mac, Series 3064, Cl OG
5.500%, 06/15/34	1,050	1,119

Total Collateralized Mortgage Obligations
(Cost $1,129)		1,163

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 94.9%
Federal Home Loan Mortgage Corporation — 9.8%
12.250%, 08/01/15	10	10
9.000%, 04/01/16 to 09/01/20	35	39
8.500%, 11/01/18 to 01/01/22	38	42
8.000%, 02/01/17 to 03/01/22	32	35
7.000%, 05/01/31	26	31
6.000%, 10/01/32	315	353
5.500%, 03/01/28 to 12/01/36	1,558	1,707
5.000%, 11/01/35	1,198	1,305
4.500%, 03/01/40 to 07/01/40	4,423	4,887
4.000%, 09/01/40	1,343	1,438
3.500%, 06/01/42	1,004	1,066

		10,913

Federal National Mortgage Association — 69.9%
12.500%, 05/01/15	2	2
11.250%, 05/01/14	3	3
10.000%, 06/01/21	6	7
9.000%, 02/01/17 to 10/01/19	7	8
8.500%, 11/01/21 to 09/01/23	17	20
8.000%, 02/01/23 to 03/01/23	7	9
7.500%, 09/01/22 to 07/01/31	148	181
7.000%, 12/01/15 to 09/01/31	115	133
6.500%, 12/01/12 to 02/01/38	2,235	2,552
6.000%, 06/01/27 to 07/01/37	5,929	6,631
5.500%, 09/01/17 to 03/01/36	8,111	8,950
5.000%, 06/01/18 to 10/01/39	10,258	11,297
4.500%, 04/01/18 to 08/01/40	18,116	19,882
4.000%, 07/01/25 to 12/01/41	14,542	15,643
3.500%, 08/01/26 to 06/01/42	9,763	10,361
3.000%, 07/01/27	2,629	2,778

		78,457

Government National Mortgage Association — 15.2%
14.000%, 07/15/14 to 02/15/15	3	3
13.500%, 10/15/12 to 01/20/15	19	19
13.000%, 10/15/13 to 06/15/15	13	14
12.500%, 10/15/13 to 11/20/15	39	39
12.000%, 12/15/12 to 09/15/15	36	37
11.500%, 02/15/13 to 08/15/14	11	11
9.250%, 12/20/16 to 05/15/21	27	28
9.000%, 04/15/16 to 11/15/24	151	166
8.750%, 12/15/16	29	29
8.500%, 01/15/17 to 09/15/24	125	136
8.000%, 04/15/17 to 05/20/30	419	493
7.500%, 09/20/15 to 09/20/30	779	868
7.000%, 09/20/15 to 06/15/32	1,188	1,423

	Par (000)	Value (000)

6.500%, 10/15/22 to 09/15/31	$1,134	$1,314
6.000%, 07/20/29	312	354
5.000%, 10/15/39	2,158	2,398
4.500%, 03/15/39 to 08/15/39	4,144	4,584
4.000%, 09/15/39 to 10/15/41	3,614	3,975
3.500%, 07/15/42	1,095	1,186

		17,077

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $99,554)		106,447

	Number of Shares

AFFILIATED MONEY MARKET FUND — 4.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	4,927,691	4,928

Total Affiliated Money Market Fund
(Cost $4,928)		4,928

TOTAL INVESTMENTS — 100.3%
(Cost $105,611)*		112,538

Other Assets & Liabilities – (0.3)%		(311)

TOTAL NET ASSETS — 100.0%		$112,227

*	Aggregate cost for Federal income tax purposes is (000) $ 105,611.

Gross unrealized appreciation (000)	$6,960
Gross unrealized depreciation (000)	(33)

Net unrealized appreciation (000)	$6,927

†	See Note 2 in Notes to Schedules of Investments.

Please see Investment Abbreviations and Definitions on Page 104.

See Notes to Schedules of Investments.
44

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Affiliated Money Market Fund	$4,928	$–	$–	$4,928
Collateralized Mortgage Obligations	–	1,163	–	1,163
U.S. Government Agency Mortgage-Backed Obligations	–	106,447	–	106,447

Total Assets - Investments in Securities	$4,928	$107,610	$–	$112,538

See Notes to Schedules of Investments.	45

PNC High Yield Bond Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

CORPORATE BONDS — 93.7%
Aerospace — 0.7%
Spirit Aerosystems
7.500%, 10/01/17	$75	$81

Airlines — 1.4%
Delta Air Lines
9.500%, 09/15/14 144A	150	158

Cable — 3.4%
AMC Networks
7.750%, 07/15/21	100	113
Belo
8.000%, 11/15/16	150	166
DISH DBS
7.750%, 05/31/15	100	111

		390

Consumer Non-Cyclical — 3.1%
Hanesbrands
8.000%, 12/15/16	150	167
Quiksilver
6.875%, 04/15/15	200	191

		358

Consumer Services — 12.4%
Education Management LLC
8.750%, 06/01/14	175	139
General Motors Escrow Bond
8.375%, 12/31/49 (A) (B)	405	0
H&E Equipment Services
7.000%, 09/01/22 144A	100	104
Live Nation Entertainment
8.125%, 05/15/18 144A	100	107
MGM Resorts International
11.125%, 11/15/17	200	223
NAI Entertainment Holdings LLC
8.250%, 12/15/17 144A	73	81
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	185	194
Royal Caribbean Cruises
11.875%, 07/15/15	95	116
7.500%, 10/15/27	150	156
Speedway Motorsports
6.750%, 02/01/19	100	105
Wynn Las Vegas LLC
5.375%, 03/15/22 144A	200	204

		1,429

Energy — 14.4%
Chesapeake Energy
9.500%, 02/15/15	200	220
Cloud Peak Energy Resources LLC
8.250%, 12/15/17	100	108
8.500%, 12/15/19	100	111
Continental Resources
8.250%, 10/01/19	200	226
Copano Energy LLC
7.750%, 06/01/18	165	173
Encore Acquisition
9.500%, 05/01/16	100	109
Peabody Energy
7.875%, 11/01/26	150	160

	Par (000)	Value (000)

Samson Investment
9.750%, 02/15/20 144A	$225	$232
Tesoro
9.750%, 06/01/19	180	207
Transocean
6.375%, 12/15/21	100	121

		1,667

Financials — 8.0%
Bank of America
8.000%, 12/29/49 (C)	200	215
JPMorgan Chase
7.900%, 04/29/49 (C)	200	225
Morgan Stanley
5.500%, 07/28/21	250	256
Wells Fargo
7.980%, 03/29/49 (C)	200	227

		923

Food, Beverage & Tobacco — 4.1%
Constellation Brands
6.000%, 05/01/22	100	112
Del Monte
7.625%, 02/15/19	250	250
TreeHouse Foods
7.750%, 03/01/18	100	109

		471

Healthcare — 7.1%
DaVita
5.750%, 08/15/22	50	52
Endo Health Solutions
7.000%, 07/15/19	100	108
HCA
8.500%, 04/15/19	250	282
Mylan
7.875%, 07/15/20 144A	200	226
Select Medical
7.625%, 02/01/15	150	152

		820

Industrials — 13.5%
Darling International
8.500%, 12/15/18	100	113
Huntington Ingalls Industries
6.875%, 03/15/18	200	214
Interface
7.625%, 12/01/18	65	70
K Hovnanian Enterprises
10.625%, 10/15/16	250	263
Masco
7.750%, 08/01/29	177	189
Owens-Illinois
7.800%, 05/15/18	100	114
Pulte Group
7.875%, 06/15/32	323	320
Terex
10.875%, 06/01/16	100	113
USG
8.375%, 10/15/18 144A	145	156

		1,552

See Notes to Schedules of Investments.
46

	Par (000)	Value (000)

CORPORATE BONDS — continued
Insurance — 2.0%
Metlife Capital Trust IV
7.875%, 12/15/37 144A	$200	$234

Materials — 3.3%
APERAM
7.750%, 04/01/18 144A	50	42
ArcelorMittal
10.100%, 06/01/19	200	228
Clearwater Paper
7.125%, 11/01/18	100	109

		379

Media — 0.7%
Houghton Mifflin Harcourt Publishing
10.500%, 06/01/19 (B) 144A	150	82

Retail — 6.8%
JC Penney
5.750%, 02/15/18	300	281
Limited Brands
8.500%, 06/15/19	200	240
Safeway
7.250%, 02/01/31	250	262

		783

Technology — 3.5%
Mantech International
7.250%, 04/15/18	175	184
Seagate HDD Cayman
7.750%, 12/15/18	200	219

		403

Telecommunications — 0.9%
SBA Telecommunications
5.750%, 07/15/20 144A	100	105

Transportation — 3.2%
Florida East Coast Railway
8.125%, 02/01/17	200	210
PHI
8.625%, 10/15/18	150	155

		365

Utilities — 5.2%
Calpine
7.500%, 02/15/21 144A	200	222
CMS Energy
5.050%, 03/15/22	100	109
Puget Energy
6.000%, 09/01/21	250	275

		606

Total Corporate Bonds
(Cost $10,320)		10,806

	Number of Shares	Value (000)

COMMON STOCKS — 0.3%
Automotive — 0.3%
General Motors*	1,645	$35
Motors Liquidation GUC Trust*	413	6

Total Common Stocks
(Cost $103)		41

PREFERRED STOCKS — 0.1%
Financial Conduits — 0.1%
Fannie Mae*	10,000	10
Freddie Mac*	3,000	3

Total Preferred Stocks
(Cost $324)		13

WARRANTS — 0.3%
General Motors, Cl A*	1,496	19
General Motors, Cl B*	1,496	11

Total Warrants
(Cost $114)		30

AFFILIATED MONEY MARKET FUND — 4.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	477,746	478

Total Affiliated Money Market Fund
(Cost $478)		478

TOTAL INVESTMENTS — 98.5%
(Cost $11,339)**		11,368

Other Assets & Liabilities – 1.5%		168

TOTAL NET ASSETS — 100.0%		$11,536

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $11,367.

Gross unrealized appreciation (000)	$570
Gross unrealized depreciation (000)	(569)

Net unrealized appreciation (000)	$1

†	See Note 2 in Notes to Schedules of Investments.
(A)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.
(B)	Security in default.
(C)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2012.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $2,147 (000) and represents 18.61% of net assets as of August 31, 2012.

Please see Investment Abbreviations and Definitions on Page 104.

See Notes to Schedules of Investments.
47

PNC High Yield Bond Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Affiliated Money Market Fund	$478	$–	$–	$478
Common Stocks	41	–	–	41
Corporate Bonds	–	10,806	–	10,806
Preferred Stocks	13	–	–	13
Warrants	30	–	–	30

Total Assets - Investments in Securities	$562	$10,806	$–	$11,368

See Notes to Schedules of Investments.
48

PNC Intermediate Bond Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

ASSET BACKED SECURITIES — 9.6%
Automotive — 5.1%
BMW Vehicle Owner Trust,
Series 2011-A, Cl A3
0.760%, 08/25/15	$1,235	$1,239
Ford Credit Auto Lease Trust,
Series 2012-A, Cl A2
0.630%, 04/15/14	2,635	2,637
Honda Auto Receivables Owner Trust,
Series 2010-1, Cl A3
1.250%, 10/21/13	415	416
Honda Auto Receivables Owner Trust,
Series 2012-1, Cl A3
0.770%, 01/15/16	95	96
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A4
1.780%, 12/15/15	2,740	2,799
Hyundai Auto Receivables Trust,
Series 2011-B, Cl A4
1.650%, 02/15/17	65	67
Hyundai Auto Receivables Trust,
Series 2011-C, Cl A4
1.300%, 02/15/18	2,040	2,077
Mercedes-Benz Auto Lease Trust,
Series 2012-A, Cl A3
0.880%, 11/17/14	4,060	4,072
Mercedes-Benz Auto Receivables Trust,
Series 2010-1, Cl A3
1.420%, 08/15/14	32	32
Mercedes-Benz Auto Receivables Trust,
Series 2011-1, Cl A3
0.850%, 03/16/15	5	5
Nissan Auto Receivables Owner Trust,
Series 2011-B, Cl A3
0.950%, 02/16/16	30	30
Nissan Auto Receivables Owner Trust,
Series 2012-A, Cl A3
0.730%, 05/16/16	95	96
Volkswagen Auto Lease Trust,
Series 2010-A, Cl A3
0.990%, 11/20/13	776	777
Volkswagen Auto Lease Trust,
Series 2011-A, Cl A3
1.200%, 10/20/14	60	61
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Cl A3
1.310%, 01/20/14	171	171
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Cl A4
1.980%, 09/20/17	3,825	3,934
World Omni Auto Receivables Trust,
Series 2011-A, Cl A4
1.910%, 04/15/16	1,885	1,930

		20,439

Credit Cards — 2.5%
Citibank Credit Card Issuance Trust,
Series 2009-A5, Cl A5
2.250%, 12/23/14	3,245	3,264

	Par (000)	Value (000)

Dcover Card Master Trust,
Series 2010-A1, Cl A1 (FRN)
0.890%, 09/15/15	$100	$100
Discover Card Master Trust,
Series 2012-A1, Cl A1
0.810%, 08/15/17	480	484
Discover Card Master Trust,
Series 2012-A3, Cl A
0.860%, 11/15/17	1,800	1,815
GE Capital Credit Card Master Note Trust,
Series 2012-1, Cl A
1.030%, 01/15/18	1,570	1,585
GE Capital Credit Card Master Note Trust,
Series 2012-2, Cl A
2.220%, 01/15/19	850	875
GE Capital Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	1,825	1,840

		9,963

Equipment — 0.0%
John Deere Owner Trust,
Series 2010-A, Cl A3
1.320%, 05/15/14	12	12
John Deere Owner Trust,
Series 2012-A, Cl A3
0.750%, 03/15/16	50	50

		62

Utilities — 2.0%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	640	671
Entergy Texas Restoration Funding LLC,
Series 2009-A, Cl A1
2.120%, 02/01/16	102	105
PSE&G Transition Funding LLC,
Series 2001-1, Cl A8
6.890%, 12/15/17	6,000	6,988

		7,764

Total Asset Backed Securities
(Cost $36,831)		38,228

COLLATERALIZED MORTGAGE OBLIGATION — 1.4%
Freddie Mac, Series 2854, Cl DL
4.000%, 09/15/19	5,259	5,615

Total Collateralized Mortgage Obligation
(Cost $5,231)		5,615

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.5%
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Cl A3
5.679%, 10/15/48	1,991	2,146

Total Commercial Mortgage-Backed Security
(Cost $2,151)		2,146

See Notes to Schedules of Investments.
49

PNC Intermediate Bond Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

CORPORATE BONDS — 41.3%
Aerospace — 0.3%
L-3 Communications
4.950%, 02/15/21	$1,040	$1,146
Lockheed Martin
4.250%, 11/15/19	15	17

		1,163

Automotive — 0.4%
BorgWarner
4.625%, 09/15/20	1,298	1,428
Johnson Controls
2.600%, 12/01/16	5	5
5.000%, 03/30/20	65	74
Toyota Motor Credit (MTN)
2.800%, 01/11/16	30	32

		1,539

Cable — 2.0%
DIRECTV Holdings LLC
3.500%, 03/01/16	465	497
4.600%, 02/15/21	1,555	1,700
Discovery Communications LLC
4.375%, 06/15/21	20	23
3.300%, 05/15/22	690	715
Historic TW
6.875%, 06/15/18	1,460	1,836
NBCUniversal Media LLC
5.150%, 04/30/20	1,660	1,960
News America
6.900%, 03/01/19	1,110	1,404

		8,135

Consumer Cyclicals — 0.2%
VF
1.184%, 08/23/13 (A)	680	684

Consumer Discretionary — 0.7%
Harley-Davidson Financial Services
3.875%, 03/15/16 144A	425	452
Hasbro
6.300%, 09/15/17	1,276	1,479
Marriott International
3.000%, 03/01/19	880	905
Walt Disney (The) (MTN)
5.875%, 12/15/17	15	18

		2,854

Consumer Staples — 0.3%
Kellogg
1.750%, 05/17/17	15	15
Procter & Gamble
0.362%, 02/06/14 (A)	1,330	1,331

		1,346

Energy — 3.5%
Anadarko Petroleum
8.700%, 03/15/19	1,040	1,384
Apache
3.250%, 04/15/22	15	16
BP Capital Markets PLC
3.245%, 05/06/22	1,060	1,130

	Par (000)	Value (000)

Enterprise Products Operating LLC
3.200%, 02/01/16	$1,065	$1,124
EQT
8.125%, 06/01/19	975	1,175
Hess
8.125%, 02/15/19	1,086	1,418
Kinder Morgan Energy Partners LP
5.950%, 02/15/18	1,140	1,356
5.300%, 09/15/20	125	144
Nexen
6.200%, 07/30/19	920	1,107
ONEOK Partners LP
3.250%, 02/01/16	895	946
Petrobras International Finance
3.875%, 01/27/16	1,405	1,475
Shell International Finance BV
5.200%, 03/22/17	35	41
Weatherford International
5.125%, 09/15/20	1,105	1,201
Williams Partners LP
4.125%, 11/15/20	1,150	1,246

		13,763

Financials — 9.8%
Abbey National Treasury Services PLC
4.000%, 04/27/16	55	56
Ameriprise Financial
7.300%, 06/28/19	1,005	1,263
Bank of America
5.750%, 12/01/17	1,445	1,616
Bank of Montreal (MTN)
0.917%, 04/29/14(A)	135	135
BB&T (MTN)
2.150%, 03/22/17	730	755
BBVA US Senior SA Unipersonal
3.250%, 05/16/14	1,160	1,150
BNY Mellon (MTN)
4.600%, 01/15/20	10	11
Boeing Capital
2.900%, 08/15/18	10	11
Capital One Bank USA NA
8.800%, 07/15/19	1,725	2,241
Capital One Financial
4.750%, 07/15/21	5	6
Citigroup
4.875%, 05/07/15	1,791	1,886
5.850%, 08/02/16	858	957
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	1,625	1,719
Credit Suisse
5.400%, 01/14/20	1,505	1,621
First Niagara Financial Group
6.750%, 03/19/20	1,325	1,535
General Electric Capital
5.500%, 01/08/20	1,710	2,025
Goldman Sachs Group
6.150%, 04/01/18	1,310	1,490
HSBC Bank USA NA
4.875%, 08/24/20	1,865	1,981
HSBC Holdings PLC
5.100%, 04/05/21	100	115

See Notes to Schedules of Investments.
50

	Par (000)	Value (000)

CORPORATE BONDS — continued
Financials — continued
JPMorgan Chase
6.125%, 06/27/17	$1,231	$1,442
6.300%, 04/23/19	470	574
Mellon Funding
5.500%, 11/15/18	2,075	2,458
Merrill Lynch (MTN)
6.875%, 04/25/18	1,150	1,342
Morgan Stanley
4.750%, 03/22/17	1,500	1,541
Morgan Stanley (MTN)
5.450%, 01/09/17	1,485	1,562
National Rural Utilities Cooperative Finance
4.750%, 03/01/14	50	53
5.450%, 04/10/17	30	36
Nordea Bank AB
4.875%, 05/13/21 144A	925	985
Private Export Funding
3.050%, 10/15/14*	35	37
Royal Bank of Canada (MTN)
1.150%, 03/13/15	1,190	1,204
Santander US Debt SA Unipersonal
2.991%, 10/07/13 144A	2,000	1,973
Svenska Handelsbanken AB
3.125%, 07/12/16	660	694
TIAA Global Markets
4.950%, 07/15/13 144A	1,000	1,036
UBS AG
5.750%, 04/25/18	925	1,070
US Bancorp (MTN)
2.950%, 07/15/22	15	15
Wachovia
5.625%, 10/15/16	1,475	1,698
Westpac Banking
2.000%, 08/14/17	710	718

		39,011

Food, Beverage & Tobacco — 1.3%
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	1,075	1,446
Coca-Cola
0.418%, 03/14/14 (A)	1,635	1,636
Kraft Foods
5.375%, 02/10/20	1,635	1,966
PepsiCo
0.800%, 08/25/14	20	20
4.500%, 01/15/20	50	59

		5,127

Healthcare — 2.2%
Abbott Laboratories
5.125%, 04/01/19	10	12
Amgen
3.450%, 10/01/20	785	822
3.875%, 11/15/21	410	444
GlaxoSmithKline Capital PLC
2.850%, 05/08/22	820	858
Johnson & Johnson
0.525%, 05/15/14 (A)	2,330	2,340
5.150%, 07/15/18	10	12
Laboratory Corp of America Holdings
2.200%, 08/23/17*	505	513

	Par (000)	Value (000)

Mead Johnson Nutrition
3.500%, 11/01/14	$1,350	$1,401
Quest Diagnostics
1.318%, 03/24/14 (A)	685	689
Sanofi
4.000%, 03/29/21	945	1,074
Teva Pharmaceutical Finance BV
1.339%, 11/08/13 (A)	680	685

		8,850

Industrials — 1.3%
Cintas No. 2
2.850%, 06/01/16	55	58
CRH America
4.125%, 01/15/16	1,180	1,222
GATX
4.750%, 10/01/12	940	943
Koninklijke Philips Electronics NV
3.750%, 03/15/22	1,195	1,295
Penske Truck Leasing LP
3.750%, 05/11/17 144A	775	786
Republic Services
3.800%, 05/15/18	40	44
5.000%, 03/01/20	850	985

		5,333

Insurance — 2.9%
ACE INA Holdings
2.600%, 11/23/15	475	498
Aon
3.500%, 09/30/15	855	902
Berkshire Hathaway
3.750%, 08/15/21	1,855	2,044
Hartford Financial Services Group
6.300%, 03/15/18	755	860
MetLife
7.717%, 02/15/19	1,570	2,041
New York Life Global Funding
4.650%, 05/09/13 144A	1,340	1,378
Principal Financial Group
8.875%, 05/15/19	925	1,226
Prudential Financial
5.375%, 06/21/20	340	393
Prudential Financial (MTN)
7.375%, 06/15/19	1,000	1,259
Reinsurance Group of America
6.450%, 11/15/19	955	1,093

		11,694

Materials — 1.1%
Alcoa
5.400%, 04/15/21	25	26
ArcelorMittal
6.500%, 02/25/22	1,780	1,730
BHP Billiton Finance USA
1.875%, 11/21/16	35	36
EI du Pont de Nemours
3.625%, 01/15/21	5	6
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	1,295	1,287

See Notes to Schedules of Investments.
51

PNC Intermediate Bond Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

CORPORATE BONDS — continued
Materials — continued
International Paper
7.500%, 08/15/21	$880	$1,146

		4,231

Real Estate Investment Trusts — 1.7%
Boston Properties LP
4.125%, 05/15/21	1,150	1,230
CommonWealth REIT
5.875%, 09/15/20	505	532
Digital Realty Trust LP
4.500%, 07/15/15	1,410	1,494
Health Care REIT
4.950%, 01/15/21	1,140	1,234
ProLogis LP
4.500%, 08/15/17	570	613
6.625%, 12/01/19	480	577
Realty Income
5.950%, 09/15/16	1,085	1,235

		6,915

Retail — 1.6%
Advance Auto Parts
4.500%, 01/15/22	590	627
AutoZone
4.000%, 11/15/20	545	593
Kroger
3.400%, 04/15/22	1,215	1,254
Lowe’s
4.625%, 04/15/20	10	12
McDonald’s (MTN)
1.875%, 05/29/19	15	16
Safeway
3.950%, 08/15/20	1,225	1,158
Target
0.488%, 01/11/13 (A)	440	440
0.625%, 07/18/14 (A)	1,043	1,047
Wal-Mart Stores
3.625%, 07/08/20	40	45
Yum! Brands
3.750%, 11/01/21	1,145	1,235

		6,427

Technology — 2.5%
Amphenol
4.750%, 11/15/14	750	806
4.000%, 02/01/22	790	833
Cisco Systems
4.950%, 02/15/19	15	18
Hewlett-Packard
3.750%, 12/01/20	2,470	2,426
International Business Machines
7.625%, 10/15/18	1,100	1,489
KLA-Tencor
6.900%, 05/01/18	1,165	1,401
United Technologies
0.737%, 12/02/13 (A)	1,830	1,837
Xerox
6.400%, 03/15/16	740	845
4.500%, 05/15/21	255	268

		9,923

	Par (000)	Value (000)

Telecommunications — 2.4%
America Movil SAB de CV
5.000%, 03/30/20	$1,485	$1,727
AT&T
5.800%, 02/15/19	970	1,201
4.450%, 05/15/21	25	29
Corning
6.625%, 05/15/19	1,465	1,818
GTE
6.840%, 04/15/18	2,550	3,166
Telefonica Emisiones SA Unipersonal
3.992%, 02/16/16	1,605	1,545
Verizon Communications
5.500%, 02/15/18	15	18

		9,504

Transportation — 0.7%
Burlington Northern Santa Fe LLC
3.050%, 09/01/22	630	650
Canadian National Railway
2.850%, 12/15/21	20	21
ERAC USA Finance LLC
2.750%, 03/15/17 144A	1,010	1,041
Norfolk Southern
7.700%, 05/15/17	15	19
Union Pacific
5.750%, 11/15/17	1,018	1,215

		2,946

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 4.2%
Ally Financial (TLGP) (FDIC)
0.468%, 12/19/12 (A)	1,510	1,511
Citibank NA (TLGP) (FDIC)
1.750%, 12/28/12	130	131
General Electric Capital (MTN) (TLGP) (FDIC)
2.125%, 12/21/12	7,580	7,624
JPMorgan Chase Bank (TLGP) (FDIC)
2.125%, 12/26/12	7,535	7,581

		16,847

Utilities — 2.2%
Exelon Generation LLC
4.000%, 10/01/20	2,825	2,984
Georgia Power
5.125%, 11/15/12	50	50
Metropolitan Edison
7.700%, 01/15/19	900	1,137
MidAmerican Energy Holdings
5.750%, 04/01/18	1,410	1,699
Progress Energy
7.050%, 03/15/19	1,370	1,748
Public Service of Colorado
5.800%, 08/01/18	30	37
Southern
1.950%, 09/01/16	770	795
Toledo Edison
7.250%, 05/01/20	35	46
Union Electric
4.650%, 10/01/13	50	52

See Notes to Schedules of Investments.
52

	Par (000)	Value (000)

CORPORATE BONDS — continued
Utilities — continued
Xcel Energy
4.700%, 05/15/20	$35	$41

		8,589

Total Corporate Bonds
(Cost $154,735)		164,881

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 9.2%
Federal National Mortgage Association — 9.2%
5.000%, 04/01/23	56	61
5.000%, 05/01/23	23	25
5.000%, 06/01/23	1,513	1,642
5.000%, 02/01/35	2,956	3,249
5.000%, 08/01/35	120	132
5.000%, 03/01/36	2,167	2,378
5.000%, 07/01/40	70	77
4.500%, 08/01/20	2,316	2,509
4.500%, 04/01/23	650	702
4.500%, 04/01/24	37	40
4.500%, 05/01/24	31	33
4.500%, 07/01/24	20	22
4.500%, 01/01/25	1,100	1,188
4.500%, 11/01/40	5,033	5,546
4.500%, 01/01/41	100	109
4.500%, 04/01/41	4,252	4,623
4.500%, 08/01/41	1,618	1,759
4.000%, 04/01/24	44	47
4.000%, 07/01/25	2,609	2,793
4.000%, 10/01/25	50	53
4.000%, 10/01/40	37	39
4.000%, 11/01/40	96	103
4.000%, 01/01/41	3,511	3,859
4.000%, 02/01/41	3,266	3,507
4.000%, 03/01/41	73	79
4.000%, 12/01/41	23	25
3.500%, 10/01/26	1,838	1,956

		36,556

Government National Mortgage Association — 0.0%
5.500%, 05/15/17	13	14

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $34,590)		36,570

U.S. TREASURY OBLIGATIONS — 36.8%
U.S. Treasury Notes — 36.8%
4.250%, 08/15/13	27,695	28,760
3.000%, 09/30/16	11,747	12,958
2.625%, 01/31/18	10,740	11,848
2.625%, 08/15/20	11,500	12,761
2.375%, 08/31/14	558	582
2.125%, 08/15/21	13,610	14,471
2.000%, 02/15/22	2,175	2,276
1.875%, 10/31/17	8,535	9,070
1.625%, 08/15/22	7,180	7,227
1.375%, 10/15/12	5,760	5,768
1.375%, 01/15/13	265	266
1.375%, 05/15/13	3,815	3,847
1.375%, 09/30/18	3,085	3,187
1.250%, 08/31/15	3,950	4,061
1.250%, 10/31/15	16,650	17,134

	Par (000)	Value (000)

1.250%, 01/31/19	$7,185	$7,348
1.125%, 12/15/12	5,057	5,071
1.000%, 01/15/14	200	202

Total U.S. Treasury Obligations
(Cost $143,527)		146,837

	Number of Shares

AFFILIATED MONEY MARKET FUND — 0.9%
PNC Advantage Institutional Money Market
Fund, Institutional Shares†	3,652,186	3,652

Total Affiliated Money Market Fund
(Cost $3,652)		3,652

TOTAL INVESTMENTS — 99.7%
(Cost $380,717)**		397,929
Other Assets & Liabilities – 0.3%		1,119
TOTAL NET ASSETS — 100.0%		$399,048

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $380,766.

Gross unrealized appreciation (000)	$17,372
Gross unrealized depreciation (000)	(209)

Net unrealized appreciation (000)	$17,163

†	See Note 2 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2012.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $7,651 (000) and represents 1.92% of net assets as of August 31, 2012.

Please see Investment Abbreviations and Definitions on Page 104.

See Notes to Schedules of Investments.
53

PNC Intermediate Bond Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Affiliated Money Market Fund	$3,652	$–	$–	$3,652

Asset Backed Securities	–	38,228	–	38,228

Collateralized Mortgage Obligation	–	5,615	–	5,615

Commercial Mortgage-Backed Security	–	2,146	–	2,146

Corporate Bonds	–	164,881	–	164,881

U.S. Government Agency Mortgage-Backed Obligations	–	36,570	–	36,570

U.S. Treasury Obligations	–	146,837	–	146,837

Total Assets - Investments in Securities	$3,652	$394,277	$–	$397,929

See Notes to Schedules of Investments.
54

PNC Limited Maturity Bond Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

ASSET BACKED SECURITIES — 17.7%
Automotive — 11.0%
Bank of America Auto Trust,
Series 2012-1, Cl A3
0.780%, 06/15/16	$1,500	$1,507
BMW Vehicle Lease Trust,
Series 2011-1, Cl A3
1.060%, 02/20/14	1,280	1,285
BMW Vehicle Owner Trust,
Series 2011-A, Cl A3
0.760%, 08/25/15	3,100	3,110
Ford Credit Auto Lease Trust,
Series 2012-A, Cl A2
0.630%, 04/15/14	2,175	2,177
Honda Auto Receivables Owner Trust,
Series 2010-1, Cl A3
1.250%, 10/21/13	320	320
Honda Auto Receivables Owner Trust,
Series 2011-1, Cl A3
1.130%, 10/15/14	2,426	2,436
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A3
0.970%, 04/15/15	2,724	2,733
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A3
1.160%, 04/15/15	3,130	3,146
Mercedes-Benz Auto Receivables Trust,
Series 2010-1, Cl A3
1.420%, 08/15/14	1,562	1,569
Mercedes-Benz Auto Receivables Trust,
Series 2011-I, Cl A3
0.850%, 03/16/15	1,800	1,806
Nissan Auto Receivables Owner Trust,
Series 2011-B, Cl A3
0.950%, 02/16/16	1,650	1,666
Toyota Auto Receivables Owner Trust,
Series 2011-B, Cl A3
0.680%, 06/15/15	5,710	5,734
Volkswagen Auto Lease Trust,
Series 2010-A, Cl A3
0.990%, 11/20/13	1,338	1,340
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Cl A4
1.980%, 09/20/17	4,805	4,942
World Omni Auto Receivables Trust,
Series 2011-A, Cl A3
1.110%, 05/15/15	2,715	2,725

		36,496

Credit Cards — 4.7%
Chase Issuance Trust,
Series 2012-A3, Cl A3
0.790%, 06/15/17	5,860	5,897
Citibank Credit Card Issuance Trust,
Series 2009-A5, Cl A5
2.250%, 12/23/14	5,185	5,215
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	1,690	1,713

	Par (000)	Value (000)

GE Capital Credit Card Master Note Trust,
Series 2012-1, Cl A
1.030%, 01/15/18	$2,945	$2,973

		15,798

Equipment — 0.6%
John Deere Owner Trust,
Series 2010-A, Cl A3
1.320%, 05/15/14	658	659
John Deere Owner Trust,
Series 2011-A, Cl A3
1.290%, 01/15/16	1,220	1,228

		1,887

Mortgage Related — 0.0%
GE Mortgage Services LLC,
Series 1999-HE1, Cl A7
6.265%, 04/25/29	24	24

Utilities — 1.4%
CenterPoint Energy Transition Bond LLC,
Series 2012-1 Cl A1
0.901%, 04/15/18	4,360	4,400
Entergy Texas Restoration Funding LLC,
Series 2009-A, Cl A1
2.120%, 02/01/16	256	262

		4,662

Total Asset Backed Securities
(Cost $58,586)		58,867

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.3%
Fannie Mae, Series 2003-113, Cl PD
4.000%, 02/25/17	332	334
Fannie Mae, Series 2003-48, Cl TJ
4.500%, 06/25/22	812	824
Fannie Mae, Series 2003-86, Cl PY
4.500%, 09/25/18	2,725	2,940
Fannie Mae, Series 2003-97, Cl DG
5.000%, 10/25/18	2,426	2,597
Fannie Mae, Series 2004-21, Cl AB
4.000%, 10/25/17	209	211
Fannie Mae, Series 2005-97, Cl HB
5.000%, 05/25/29	36	36
Fannie Mae, Series 2006-62, Cl TM
5.500%, 02/25/33	502	513
Fannie Mae, Series 2011-29, Cl PE
3.500%, 09/25/36	2,965	3,052
Freddie Mac, Series 2640, Cl JW
4.500%, 08/15/17	885	890
Freddie Mac, Series 2682, Cl LC
4.500%, 07/15/32	2,765	2,917
Freddie Mac, Series 2828, Cl JE
4.500%, 07/15/19	2,965	3,187
Freddie Mac, Series 2931, Cl DC
4.000%, 06/15/18	2,513	2,547
Freddie Mac, Series 3057, Cl DG
4.500%, 07/15/23	98	98
Freddie Mac, Series 3535, Cl CA
4.000%, 05/15/24	1,077	1,143
Freddie Mac, Series 3563, Cl BC
4.000%, 06/15/22	1,172	1,187

See Notes to Schedules of Investments.	55

PNC Limited Maturity Bond Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Freddie Mac, Series 3564, Cl JA
4.000%, 01/15/18	$995	$1,049
Freddie Mac, Series 3786, Cl GN
4.000%, 08/15/35	2,672	2,806
Ginnie Mae, Series 2010-30, Cl NG
3.000%, 04/16/33	1,277	1,310

Total Collateralized Mortgage Obligations
(Cost $27,910)		27,641

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
Commercial Mortgage Pass Through Certificates,
Series 2006-C8, Cl A2B
5.248%, 12/10/46	694	698
Freddie Mac Multi-Family Structured Pass Thru
Certificates, Series K501, Cl A1
1.337%, 06/25/16	3,379	3,437

Total Commercial Mortgage-Backed Securities
(Cost $4,075)		4,135

CORPORATE BONDS — 24.2%
Automotive — 0.7%
Toyota Motor Credit
1.250%, 11/17/14	2,300	2,332

Cable — 0.9%
DIRECTV Holdings LLC
3.550%, 03/15/15	810	859
NBCUniversal Media LLC
3.650%, 04/30/15	1,700	1,820
Time Warner Cable
8.250%, 02/14/14	400	442

		3,121

Energy — 0.6%
BP Capital Markets PLC
3.625%, 05/08/14	900	945
Phillips 66
1.950%, 03/05/15 144A	1,000	1,020

		1,965

Financials — 15.5%
American Express
7.250%, 05/20/14	575	637
American Express Credit (MTN)
1.750%, 06/12/15	1,470	1,504
American Honda Finance
1.850%, 09/19/14 144A	1,900	1,939
Bank of America (MTN)
7.375%, 05/15/14	2,465	2,690
Barclays Bank PLC
2.375%, 01/13/14	2,630	2,662
Capital One Bank USA NA
6.500%, 06/13/13	800	835
Capital One Financial
2.125%, 07/15/14	820	834
Caterpillar Financial Services (MTN)
6.125%, 02/17/14	1,500	1,620
1.100%, 05/29/15	700	710
Citigroup
6.010%, 01/15/15	2,475	2,704

	Par (000)	Value (000)

Commonwealth Bank of Australia
2.125%, 03/17/14 144A	$950	$964
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.125%, 10/13/15	2,470	2,529
Credit Suisse
5.500%, 05/01/14	300	320
Credit Suisse USA
5.125%, 08/15/15	2,950	3,254
Deutsche Bank AG
2.375%, 01/11/13	1,630	1,639
General Electric Capital (MTN)
0.728%, 09/15/14(A)	2,900	2,880
Goldman Sachs Group (The)
3.300%, 05/03/15	1,909	1,971
HSBC Bank USA NA
4.625%, 04/01/14	2,158	2,258
HSBC USA
2.375%, 02/13/15	275	282
JPMorgan Chase
3.700%, 01/20/15	3,970	4,212
Morgan Stanley (MTN)
4.100%, 01/26/15	2,445	2,502
National Australia Bank NY (MTN)
2.000%, 03/09/15	1,000	1,019
Nordea Bank AB
2.125%, 01/14/14 144A	500	504
2.250%, 03/20/15 144A	500	508
PACCAR Financial (MTN)
1.550%, 09/29/14	1,700	1,730
1.050%, 06/05/15	620	626
UBS AG
2.250%, 08/12/13	600	607
UBS AG (MTN)
2.250%, 01/28/14	500	507
Wells Fargo
3.625%, 04/15/15	1,715	1,834
Wells Fargo Bank NA
4.750%, 02/09/15	1,625	1,757
Westpac Banking
4.200%, 02/27/15	3,310	3,552

		51,590

Food, Beverage & Tobacco — 0.8%
Anheuser-Busch InBev Worldwide
0.800%, 07/15/15	750	753
General Mills
5.200%, 03/17/15	1,000	1,112
Kraft Foods
1.625%, 06/04/15 144A	900	914

		2,779

Healthcare — 1.2%
Covidien International Finance SA
1.350%, 05/29/15	875	884
Sanofi
0.771%, 03/28/14 (A)	1,560	1,569
1.200%, 09/30/14	450	456
Teva Pharmaceutical Finance III BV
1.700%, 03/21/14	975	991

		3,900

See Notes to Schedules of Investments.
56

	Par (000)	Value (000)

CORPORATE BONDS — continued
Industrials — 0.3%
Enterprise Products Operating LLC
1.250%, 08/13/15	$950	$957

Insurance — 0.6%
Berkshire Hathaway
1.135%, 08/15/14 (A)	700	708
Prudential Financial (MTN)
3.875%, 01/14/15	1,238	1,313

		2,021

Materials — 0.2%
Barrick Gold
1.750%, 05/30/14	650	660

Retail — 0.3%
Kroger
7.500%, 01/15/14	925	1,009

Technology — 1.0%
Hewlett-Packard
2.350%, 03/15/15	2,475	2,512
HP Enterprise Services LLC
6.000%, 08/01/13	832	870

		3,382

Telecommunications — 0.7%
AT&T
0.875%, 02/13/15	750	756
Verizon New England
4.750%, 10/01/13	1,460	1,524

		2,280

Utilities — 1.4%
Exelon Generation LLC
5.350%, 01/15/14	1,720	1,819
MidAmerican Energy Holdings
5.000%, 02/15/14	1,272	1,349
NextEra Energy Capital Holdings
0.838%, 11/09/12 (A)	1,050	1,050
Progress Energy
6.050%, 03/15/14	450	484

		4,702

Total Corporate Bonds
(Cost $79,144)		80,698

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 8.0%
Federal Home Loan Mortgage Corporation — 1.6%
6.000%, 05/01/21	610	651
5.500%, 03/01/22	555	606
5.500%, 04/01/22	738	807
4.991%, 03/01/36 (A)	691	736
4.500%, 02/01/19	539	594
4.500%, 05/01/19	1,744	1,852

		5,246

Federal National Mortgage Association — 6.4%
6.000%, 09/01/16	156	164
5.500%, 09/01/17	424	462
5.500%, 10/01/17	165	179
5.500%, 11/01/18	408	447

	Par (000)	Value (000)

5.000%, 06/01/18	$399	$434
5.000%, 12/01/21	637	694
4.500%, 04/01/14	64	68
4.500%, 06/01/21	1,758	1,906
3.907%, 01/01/36 (A)	800	858
3.500%, 06/01/20	2,484	2,643
3.500%, 11/01/20	2,426	2,581
3.000%, 01/01/22	3,562	3,763
3.000%, 06/01/22	4,074	4,305
2.810%, 04/01/35 (A)	706	757
2.691%, 07/01/34 (A)	504	545
2.535%, 12/01/34 (A)	342	364
2.438%, 08/01/33 (A)	419	442
2.415%, 11/01/32 (A)	59	60
2.257%, 09/01/36 (A)	531	566

		21,238

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $25,539)		26,484

U.S. TREASURY OBLIGATIONS — 38.5%
U.S. Treasury Notes — 38.5%
3.125%, 04/30/13	3,235	3,297
2.250%, 01/31/15	18,080	18,943
2.125%, 11/30/14	15,710	16,368
2.000%, 11/30/13	13,290	13,585
1.000%, 05/15/14	29,210	29,592
0.500%, 08/15/14	26,830	26,969
0.375%, 04/15/15	19,405	19,460

Total U.S. Treasury Obligations
(Cost $127,916)		128,214

	Number of Shares

AFFILIATED MONEY MARKET FUND — 1.9%
PNC Advantage Institutional Money Market
Fund, Institutional Shares†	6,281,420	6,281

Total Affiliated Money Market Fund
(Cost $6,281)		6,281

TOTAL INVESTMENTS — 99.8%*
(Cost $329,451)*		332,320

Other Assets & Liabilities – 0.2%		573

TOTAL NET ASSETS — 100.0%		$332,893

See Notes to Schedules of Investments.
57

PNC Limited Maturity Bond Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

* Aggregate cost for Federal income tax purposes is (000) $ 329,467
Gross unrealized appreciation (000)	$3,216
Gross unrealized depreciation (000)	(363)

Net unrealized appreciation (000)	$2,853

†	See Note 2 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2012.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $5,849 (000) and represents 1.76% of net assets as of August 31, 2012.

Please	see Investment Abbreviations and Definitions on Page 104.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Affiliated Money Market Fund	$6,281	$–	$–	$6,281

Asset Backed Securities	–	58,867	–	58,867

Collateralized Mortgage Obligations	–	27,641	–	27,641

Commercial Mortgage-Backed Securities	–	4,135	–	4,135

Corporate Bonds	–	80,698	–	80,698

U.S. Government Agency Mortgage-Backed Obligations	–	26,484	–	26,484

U.S. Treasury Obligations	–	128,214	–	128,214

Total Assets - Investments in Securities	$6,281	$326,039	$–	$332,320

See Notes to Schedules of Investments.
58

PNC Total Return Advantage Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

ASSET BACKED SECURITIES — 7.7%
Automotive — 3.4%
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A4
1.780%, 12/15/15	$1,890	$1,930
Hyundai Auto Receivables Trust,
Series 2011-C, Cl A4
1.300%, 02/15/18	1,660	1,690
Volkswagen Auto Lease Trust,
Series 2010-A, Cl A3
0.990%, 11/20/13	49	50
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Cl A3
1.310%, 01/20/14	2	2
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Cl A4
1.980%, 09/20/17	2,500	2,571
World Omni Auto Receivables Trust,
Series 2011-A, Cl A4
1.910%, 04/15/16	2,830	2,898

		9,141

Credit Cards — 2.4%
Citibank Credit Card Issuance Trust,
Series 2009-A5, Cl A5
2.250%, 12/23/14	1,685	1,695
Discover Card Master Trust,
Series 2008-A4, Cl A4
5.650%, 12/15/15	160	167
Discover Card Master Trust,
Series 2012-A3, Cl A
0.860%, 11/15/17	1,350	1,361
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	475	481
GE Capital Credit Card Master Note Trust,
Series 2012-1, Cl A
1.030%, 01/15/18	1,150	1,161
GE Capital Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	1,365	1,376

		6,241

Utilities — 1.9%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4
5.550%, 10/20/23	3,175	3,881
Entergy Texas Restoration Funding LLC,
Series 2009-A, Cl A1
2.120%, 02/01/16	973	994
PSE&G Transition Funding LLC,
Series 2001-1, Cl A8
6.890%, 12/15/17	65	76

		4,951

Total Asset Backed Securities
(Cost $19,353)		20,333

	Par (000)	Value (000)

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
Ginnie Mae,
Series 2009-111, Cl A
3.486%, 08/16/39	$790	$821
Ginnie Mae,
Series 2009-27, Cl A
3.279%, 07/16/37	532	547

Total Collateralized Mortgage Obligations
(Cost $1,331)		1,368

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.1%
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2006-CD3, Cl AAB
5.608%, 10/15/48	915	938
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD4, Cl ASB
5.278%, 12/11/49	1,847	1,942
Commercial Mortgage Pass Through Certificates,
Series 2006-C8, Cl A2B
5.248%, 12/10/46	694	698
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	2,555	2,836
LB-UBS Commercial Mortgage Trust,
Series 2006-C3, Cl A2
5.532%, 03/15/32	9	8
Morgan Stanley Capital I,
Series 2007-HQ11, Cl A2
5.359%, 02/12/44	94	93
Morgan Stanley Capital I,
Series 2007-HQ11, Cl A31
5.439%, 02/12/44	435	458
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10, Cl A4
4.748%, 02/15/41	73	77
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Cl A3
5.679%, 10/15/48	65	70
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Cl A2
5.421%, 04/15/47	1,160	1,203

Total Commercial Mortgage-Backed Securities
(Cost $7,464)		8,323

CORPORATE BONDS — 37.6%
Aerospace — 0.4%
General Dynamics
3.875%, 07/15/21	10	11
L-3 Communications
4.950%, 02/15/21	615	678
Spirit Aerosystems
7.500%, 10/01/17	387	420

		1,109

Airlines — 0.3%
Delta Air Lines
9.500%, 09/15/14 144A	826	867

See Notes to Schedules of Investments.
59

PNC Total Return Advantage Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

CORPORATE BONDS — continued
Automotive — 0.6%
BorgWarner
4.625%, 09/15/20	$610	$671
Johnson Controls
5.700%, 03/01/41	425	513
Lear
7.875%, 03/15/18	305	334

		1,518

Cable — 2.2%
AMC Networks
7.750%, 07/15/21	238	269
Belo
8.000%, 11/15/16	710	785
DIRECTV Holdings LLC
4.600%, 02/15/21	1,295	1,416
Discovery Communications LLC
4.375%, 06/15/21	15	17
3.300%, 05/15/22	575	596
DISH DBS
7.750%, 05/31/15	250	279
Historic TW
6.625%, 05/15/29	775	968
News America
8.450%, 08/01/34	1,000	1,391

		5,721

Consumer Discretionary — 0.3%
Hasbro
6.300%, 09/15/17	810	938

Consumer Non-Cyclical — 0.3%
Hanesbrands
8.000%, 12/15/16	605	674
Kimberly-Clark
3.625%, 08/01/20	5	6
Quiksilver
6.875%, 04/15/15	200	191
VF
1.184%, 08/23/13 (A)	5	5

		876

Consumer Services — 1.4%
Education Management LLC
8.750%, 06/01/14	330	262
Live Nation Entertainment
8.125%, 05/15/18 144A	325	348
MGM Resorts International
11.125%, 11/15/17	700	779
NAI Entertainment Holdings LLC
8.250%, 12/15/17 144A	63	70
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	525	550
Royal Caribbean Cruises
11.875%, 07/15/15	516	629
7.500%, 10/15/27	260	271
Vail Resorts
6.500%, 05/01/19	50	54
Wynn Las Vegas LLC
5.375%, 03/15/22 144A	755	772

		3,735

	Par (000)	Value (000)

Consumer Staples — 0.0%
Procter & Gamble
0.362%, 02/06/14 (A)	$10	$10

Energy — 5.7%
Burlington Resources
8.200%, 03/15/25	150	216
Burlington Resources Finance
7.200%, 08/15/31	375	533
Chesapeake Energy
6.625%, 08/15/20	325	334
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	200	222
8.250%, 12/15/17	225	244
Copano Energy LLC
7.750%, 06/01/18	795	835
Denbury Resources
8.250%, 02/15/20	299	339
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/20	720	849
Encore Acquisition
9.500%, 05/01/16	494	538
EQT
8.125%, 06/01/19	790	952
Hess
8.125%, 02/15/19	10	13
5.600%, 02/15/41	550	626
Kerr-McGee
7.875%, 09/15/31	575	769
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	680	853
Nexen
5.875%, 03/10/35	830	960
NextEra Energy Capital Holdings
5.350%, 06/15/13	20	21
ONEOK Partners LP
6.125%, 02/01/41	635	747
Peabody Energy
7.875%, 11/01/26	445	475
Petrobras International Finance
3.875%, 01/27/16	1,040	1,092
Rowan
4.875%, 06/01/22	420	443
Samson Investment
9.750%, 02/15/20 144A	450	464
SeaRiver Maritime Financial Holdings
0.000%, 09/01/12	735	735
Tesoro
9.750%, 06/01/19	455	524
Transocean
6.375%, 12/15/21	635	765
Weatherford International
5.125%, 09/15/20	995	1,082
Williams Partners LP
4.125%, 11/15/20	516	559
XTO Energy
5.500%, 06/15/18	5	6

		15,196

Financials — 8.3%
Ameriprise Financial
7.300%, 06/28/19	620	779

See Notes to Schedules of Investments.
60

	Par (000)	Value (000)

CORPORATE BONDS — continued
Financials — continued
Bank of America
5.750%, 12/01/17	$2,390	$2,673
5.625%, 07/01/20	10	11
Bank of New York Mellon (MTN)
2.500%, 01/15/16	5	5
BBVA US Senior SA Unipersonal
3.250%, 05/16/14	1,260	1,249
Capital One Bank USA NA
8.800%, 07/15/19	1,090	1,416
Citigroup
6.010%, 01/15/15	400	437
5.850%, 08/02/16	580	647
4.875%, 05/07/15	515	542
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	325	344
Credit Suisse
5.400%, 01/14/20	670	722
First Niagara Financial Group
7.250%, 12/15/21	440	509
6.750%, 03/19/20	855	990
Ford Motor Credit LLC
7.000%, 04/15/15	400	445
General Electric Capital
5.500%, 01/08/20	330	391
4.800%, 05/01/13	20	21
4.625%, 01/07/21	560	633
Goldman Sachs Group
6.150%, 04/01/18	815	927
5.950%, 01/18/18	50	56
3.700%, 08/01/15	10	11
HSBC Bank USA NA
4.875%, 08/24/20	1,175	1,248
International Lease Finance
6.500%, 09/01/14 144A	600	639
JPMorgan Chase
6.300%, 04/23/19	20	24
6.125%, 06/27/17	195	228
6.000%, 01/15/18	1,010	1,207
4.625%, 05/10/21	695	778
3.400%, 06/24/15	10	11
Mellon Funding
5.500%, 11/15/18	195	231
Merrill Lynch (MTN)
6.875%, 04/25/18	175	204
Morgan Stanley
4.750%, 03/22/17	1,020	1,048
2.875%, 07/28/14	10	10
Morgan Stanley (MTN)
5.450%, 01/09/17	890	936
Nordea Bank AB
4.875%, 05/13/21 144A	625	666
Private Export Funding
2.250%, 12/15/17	10	11
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	1,000	964
US Bancorp
4.200%, 05/15/14	15	16
Wachovia
5.625%, 10/15/16	15	17
Wachovia Capital Trust III
5.570%, 03/29/49(A)	800	790

	Par (000)	Value (000)

Wells Fargo
7.980%, 03/29/49 (A)	$125	$142
5.625%, 12/11/17	5	6
Westpac Banking
4.875%, 11/19/19	10	11

		21,995

Food, Beverage & Tobacco — 0.9%
Constellation Brands
8.375%, 12/15/14	250	284
Del Monte
7.625%, 02/15/19	540	539
Kraft Foods
3.500%, 06/06/22 144A	275	292
PepsiCo
4.650%, 02/15/13	10	10
Pernod-Ricard SA
5.750%, 04/07/21 144A	500	583
TreeHouse Foods
7.750%, 03/01/18	675	736

		2,444

Healthcare — 1.0%
DaVita
5.750%, 08/15/22	150	156
Endo Health Solutions
7.000%, 07/15/19	450	486
Johnson & Johnson
5.950%, 08/15/37	566	816
5.550%, 08/15/17	10	12
Life Technologies
5.000%, 01/15/21	600	681
Mylan
7.875%, 07/15/20 144A	250	283
Select Medical
7.625%, 02/01/15	100	101
Teva Pharmaceutical Finance BV
1.339%, 11/08/13 (A)	5	5

		2,540

Industrials — 2.3%
Amphenol
4.750%, 11/15/14	25	27
4.000%, 02/01/22	305	322
Avnet
5.875%, 06/15/20	295	328
CRH America
4.125%, 01/15/16	715	741
General Electric
5.000%, 02/01/13	20	20
Honeywell International
4.250%, 03/01/21	5	6
Huntington Ingalls Industries
6.875%, 03/15/18	700	749
Interface
7.625%, 12/01/18	125	134
Koninklijke Philips Electronics NV
3.750%, 03/15/22	10	11
Masco
7.750%, 08/01/29	400	427
Owens-Illinois
7.800%, 05/15/18	250	285

See Notes to Schedules of Investments.
61

PNC Total Return Advantage Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

CORPORATE BONDS — continued
Industrials — continued
Penske Truck Leasing LP
3.750%, 05/11/17 144A	$460	$466
Pulte Group
7.875%, 06/15/32	530	525
6.375%, 05/15/33	555	483
Republic Services
5.700%, 05/15/41	490	593
3.800%, 05/15/18	15	16
USG
8.375%, 10/15/18 144A	275	297
Valmont Industries
6.625%, 04/20/20	652	776

		6,206

Insurance — 1.8%
Aon LP
3.500%, 09/30/15	620	654
Hartford Financial Services Group
6.300%, 03/15/18	590	672
MetLife
6.400%, 12/15/36	720	767
Metlife Capital Trust IV
7.875%, 12/15/37 144A	300	351
Principal Financial Group
8.875%, 05/15/19	450	596
Prudential Financial
5.375%, 06/21/20	325	376
Prudential Financial (MTN)
7.375%, 06/15/19	400	504
Reinsurance Group of America
6.450%, 11/15/19	700	801

		4,721

Materials — 2.2%
Alcoa
5.400%, 04/15/21	850	878
APERAM
7.750%, 04/01/18 144A	450	373
ArcelorMittal
7.250%, 10/15/39	515	464
6.500%, 02/25/22	1,235	1,200
Clearwater Paper
7.125%, 11/01/18	485	530
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	920	915
International Paper
9.375%, 05/15/19	5	7
7.500%, 08/15/21	500	651
MeadWestvaco
7.375%, 09/01/19	635	802

		5,820

Media — 0.1%
Houghton Mifflin Harcourt Publishing
10.500%, 06/01/19 (B) 144A	350	191

Real Estate Investment Trusts — 1.4%
CommonWealth REIT
5.875%, 09/15/20	335	353
Digital Realty Trust LP
4.500%, 07/15/15	852	903

	Par (000)	Value (000)

Health Care REIT
5.250%, 01/15/22	$795	$890
ProLogis LP
6.625%, 12/01/19	450	541
4.500%, 08/15/17	240	258
Realty Income
6.750%, 08/15/19	541	660
5.950%, 09/15/16	10	11
5.750%, 01/15/21	115	134

		3,750

Retail — 1.3%
Advance Auto Parts
5.750%, 05/01/20	545	623
JC Penney
5.750%, 02/15/18	425	397
Limited Brands
8.500%, 06/15/19	795	954
McDonald’s
3.500%, 07/15/20	10	11
Safeway
4.750%, 12/01/21	685	677
3.950%, 08/15/20	10	10
Target
3.875%, 07/15/20	10	11
0.625%, 07/18/14 (A)	10	10
Wal-Mart Stores
5.625%, 04/01/40	515	697
4.500%, 07/01/15	20	22

		3,412

Sovereign Agency — 0.0%
Export Development Canada
2.250%, 05/28/15	10	11
Province of Quebec Canada
3.500%, 07/29/20	10	11

		22

Technology — 1.5%
Hewlett-Packard
3.750%, 12/01/20	75	74
3.000%, 09/15/16	825	842
KLA-Tencor
6.900%, 05/01/18	615	739
Mantech International
7.250%, 04/15/18	770	809
Microsoft
4.200%, 06/01/19	10	12
Seagate HDD Cayman
7.750%, 12/15/18	628	689
United Technologies
5.375%, 12/15/17	20	24
Xerox
6.400%, 03/15/16	585	668

		3,857

Telecommunications — 1.7%
America Movil SAB de CV
5.000%, 03/30/20	630	733
AT&T
6.300%, 01/15/38	600	783
4.450%, 05/15/21	5	6

See Notes to Schedules of Investments.
62

	Par (000)	Value (000)

CORPORATE BONDS — continued
Telecommunications — continued
Bellsouth Capital Funding
7.875%, 02/15/30	$175	$238
GTE
6.940%, 04/15/28	1,110	1,470
6.840%, 04/15/18	15	18
SBA Telecommunications
5.750%, 07/15/20 144A	150	157
Telefonica Emisiones SA Unipersonal
3.992%, 02/16/16	1,080	1,039
Verizon Communications
5.550%, 02/15/16	5	6

		4,450

Transportation — 0.4%
Florida East Coast Railway
8.125%, 02/01/17	475	499
PHI
8.625%, 10/15/18	540	559

		1,058

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 0.7%
Ally Financial (TLGP) (FDIC)
0.468%, 12/19/12(A)	1,635	1,637
Citibank NA (TLGP) (FDIC)
1.750%, 12/28/12	35	35
General Electric Capital (MTN) (TLGP) (FDIC)
2.125%, 12/21/12	30	30
JPMorgan Chase Bank (TLGP) (FDIC)
2.125%, 12/26/12	85	86

		1,788

Utilities — 2.8%
Bruce Mansfield Unit
6.850%, 06/01/34	601	633
Calpine
7.500%, 02/15/21 144A	610	677
CMS Energy
5.050%, 03/15/22	520	564
Dominion Resources
8.875%, 01/15/19	5	7
6.400%, 06/15/18	755	941
Exelon Generation LLC
4.000%, 10/01/20	1,285	1,357
Ipalco Enterprises
7.250%, 04/01/16 144A	500	560
MidAmerican Energy Holdings
6.125%, 04/01/36	5	6
Progress Energy
7.050%, 03/15/19	605	772
Puget Energy
6.000%, 09/01/21	1,015	1,117
Puget Sound Energy
5.757%, 10/01/39	250	340
Toledo Edison
7.250%, 05/01/20	293	386

	Par (000)	Value (000)

Xcel Energy
4.700%, 05/15/20	$10	$12

		7,372

Total Corporate Bonds
(Cost $92,542)		99,596

LOAN AGREEMENT — 0.1%
HCA
0.000%, 11/16/12 (A)	334	334

Total Loan Agreement
(Cost $334)		334

MUNICIPAL BOND — 0.3%
Texas — 0.3%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	600	743

Total Municipal Bond
(Cost $638)		743

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 27.0%
Federal Home Loan Bank — 0.0%
4.750%, 12/16/16	20	24

Federal Home Loan Mortgage Corporation — 3.5%
8.000%, 10/01/29	2	3
7.500%, 07/01/26	1	1
7.500%, 03/01/27	2	3
7.500%, 09/01/30	2	2
7.000%, 11/01/30	1	1
7.000%, 04/01/32	4	5
6.000%, 12/01/35	1,253	1,394
6.000%, 07/01/37	615	676
6.000%, 09/01/38	9	10
5.500%, 12/01/36	206	225
5.500%, 04/01/37	7	7
5.500%, 09/01/37	207	226
5.500%, 11/01/37	10	11
5.500%, 01/01/38	8	9
5.500%, 02/01/38	8	9
5.000%, 11/01/18	575	619
5.000%, 01/01/19	517	556
5.000%, 08/01/20	3	4
5.000%, 10/01/34	724	791
5.000%, 04/01/36	38	41
5.000%, 08/01/36	21	23
5.000%, 04/01/38	9	10
4.991%, 03/01/36 (A)	801	854
4.750%, 11/17/15	25	28
4.500%, 11/01/18	642	678
4.500%, 06/01/23	22	23
4.500%, 07/01/40	131	141
3.750%, 03/27/19	20	23
3.656%, 01/01/36 (A)	23	24
3.500%, 06/01/42	2,705	2,872
2.618%, 12/01/36 (A)	12	13
2.375%, 01/13/22	20	21

		9,303

See Notes to Schedules of Investments.
63

PNC Total Return Advantage Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Federal National Mortgage Association — 20.7%
8.000%, 08/01/27	$29	$36
8.000%, 09/01/27	4	4
8.000%, 05/01/30	2	2
7.500%, 08/01/26	3	4
7.500%, 10/01/27	24	29
7.500%, 04/01/30	2	2
7.500%, 07/01/30	1	1
7.500%, 01/01/31	5	5
7.500%, 04/01/31	4	4
7.500%, 08/01/31	9	11
7.000%, 09/01/14	1	1
7.000%, 04/01/27	5	5
7.000%, 11/01/27	12	14
7.000%, 03/01/29	6	8
7.000%, 04/01/29	4	4
7.000%, 05/01/29	3	4
7.000%, 07/01/31	6	7
7.000%, 08/01/32	2	2
6.000%, 09/01/32	2	2
6.000%, 10/01/33	8	9
6.000%, 12/01/36	1,399	1,546
6.000%, 07/01/37	17	19
6.000%, 02/01/38	59	66
5.500%, 05/01/33	6	7
5.500%, 01/01/34	434	480
5.500%, 04/01/34	856	946
5.500%, 03/01/35	9	10
5.500%, 10/01/35	6	7
5.500%, 03/01/36	18	21
5.500%, 04/01/37	1,301	1,427
5.500%, 06/01/37	407	447
5.500%, 07/01/37	74	81
5.500%, 02/01/38	5	6
5.500%, 03/01/38	108	118
5.500%, 07/01/38	1,527	1,675
5.500%, 08/01/38	1,537	1,687
5.500%, 06/01/39	1,427	1,565
5.000%, 12/01/18	15	17
5.000%, 02/01/19	22	24
5.000%, 06/01/20	917	999
5.000%, 07/01/23	62	67
5.000%, 07/01/33	79	86
5.000%, 10/01/33	15	17
5.000%, 05/01/34	3	3
5.000%, 06/01/34	19	21
5.000%, 03/01/35	1,328	1,461
5.000%, 11/01/35	1,078	1,182
5.000%, 12/01/35	20	22
5.000%, 01/01/36	635	697
5.000%, 03/01/36	661	725
5.000%, 05/01/36	1,214	1,332
5.000%, 12/01/36	174	191
5.000%, 08/01/37	40	44
5.000%, 02/01/38	1,232	1,350
5.000%, 04/01/38	70	77
5.000%, 08/01/39	83	93
5.000%, 03/01/40	817	910
5.000%, 08/01/40	1,943	2,141
4.500%, 08/01/20	674	730
4.500%, 10/01/20	10	10

	Par (000)	Value (000)

4.500%, 03/01/21	$21	$23
4.500%, 04/01/23	437	471
4.500%, 06/01/23	22	23
4.500%, 07/01/23	10	11
4.500%, 06/01/24	5	6
4.500%, 07/01/24	547	591
4.500%, 01/01/25	39	42
4.500%, 11/01/33	9	10
4.500%, 05/01/34	16	17
4.500%, 09/01/35	1,512	1,638
4.500%, 02/01/39	813	880
4.500%, 03/01/39	1,959	2,120
4.500%, 06/01/39	1,321	1,484
4.500%, 01/01/40	1,051	1,138
4.500%, 05/01/40	4,567	5,033
4.500%, 07/01/40	20	21
4.500%, 11/01/40	112	123
4.500%, 04/01/41	1,079	1,173
4.000%, 10/01/25	1,068	1,143
4.000%, 11/01/40	4,063	4,361
4.000%, 01/01/41	72	79
4.000%, 02/01/41	2,057	2,208
4.000%, 12/01/41	91	97
4.000%, 02/01/42	3,583	3,864
3.500%, 03/01/41	3,452	3,661
3.500%, 06/01/42	1,988	2,109
2.404%, 08/01/35 (A)	7	8

		54,795

Government National Mortgage Association — 2.8%
10.000%, 05/15/19	2	2
9.000%, 11/15/16	4	4
9.000%, 11/15/19	3	3
9.000%, 05/15/21	1	1
9.000%, 06/15/21	26	27
9.000%, 08/15/21	8	8
9.000%, 09/15/21	16	17
8.500%, 08/15/27	15	16
8.000%, 09/15/27	7	7
7.500%, 10/15/29	26	28
7.500%, 12/15/29	2	2
7.000%, 02/15/17	34	37
7.000%, 05/20/24	3	3
7.000%, 10/15/25	4	4
7.000%, 04/15/26	1	1
7.000%, 01/15/27	3	3
7.000%, 09/15/27	2	3
7.000%, 10/15/27	44	52
7.000%, 12/15/27	2	2
7.000%, 04/15/29	3	4
6.500%, 02/15/26	3	4
6.500%, 07/15/28	4	5
6.500%, 04/15/32	3	3
6.500%, 06/15/32	2	2
6.000%, 02/15/32	7	8
6.000%, 08/15/33	1	1
4.500%, 08/15/39	1,735	1,915
4.000%, 09/15/41	2,394	2,633

See Notes to Schedules of Investments.
64

	Par (000)	Value (000)

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Government National Mortgage Association — continued
3.500%, 07/15/42	$2,415	$2,618

		7,413

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $68,022)		71,535

U.S. TREASURY OBLIGATIONS — 19.9%
U.S. Treasury Bonds — 6.8%
4.500%, 02/15/36	10,345	14,144
3.750%, 08/15/41	3,010	3,706

		17,850

U.S. Treasury Notes — 13.1%
4.750%, 05/15/14	20	21
4.625%, 02/15/17	25	30
4.500%, 02/15/16	25	29
4.250%, 08/15/13	1,820	1,890
3.000%, 09/30/16	2,025	2,234
2.625%, 01/31/18	2,125	2,344
2.625%, 08/15/20	3,770	4,183
2.375%, 08/31/14	75	78
2.250%, 01/31/15	255	267
2.125%, 08/15/21	160	170
1.875%, 08/31/17	60	64
1.625%, 08/15/22	1,790	1,802
1.375%, 01/15/13	2,370	2,381
1.375%, 03/15/13	4,825	4,856
1.250%, 10/31/15	80	82
1.250%, 01/31/19	1,470	1,503
1.125%, 12/15/12	11,950	11,982
0.750%, 12/15/13	60	60
0.500%, 11/30/12	730	731

		34,707

Total U.S. Treasury Obligations
(Cost $49,798)		52,557

	Number of Shares	Value (000)

PREFERRED STOCKS — 0.1%
Financial Conduits — 0.1%
Fannie Mae*	77,000	$74
Freddie Mac*	52,400	50

Total Preferred Stocks
(Cost $3,083)		124

AFFILIATED MONEY MARKET FUND — 3.5%
PNC Advantage Institutional Money Market
Fund, Institutional Shares†	9,245,088	9,245

Total Affiliated Money Market Fund
(Cost $9,245)		9,245

TOTAL INVESTMENTS — 99.8%
(Cost $251,810)**		264,158

Other Assets & Liabilities – 0.2%		603

TOTAL NET ASSETS — 100.0%		$264,761

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $252,038.

Gross unrealized appreciation (000)	$15,458
Gross unrealized depreciation (000)	(3,338)

Net unrealized appreciation (000)	$12,120

†	See Note 2 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2012.
(B)	Security in default.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $9,570 (000) and represents 3.61% of net assets as of August 31, 2012.

Please see Investment Abbreviations and Definitions on Page 104.

See Notes to Schedules of Investments.
65

PNC Total Return Advantage Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Affiliated Money Market Fund	$9,245	$–	$–	$9,245

Asset Backed Securities	–	20,333	–	20,333

Collateralized Mortgage Obligations	–	1,368	–	1,368

Commercial Mortgage-Backed Securities	–	8,323	–	8,323

Corporate Bonds	–	99,596	–	99,596

Loan Agreement	–	334	–	334

Municipal Bond	–	743	–	743

Preferred Stocks	124	–	–	124

U.S. Government Agency Mortgage-Backed Obligations	–	71,535	–	71,535

U.S. Treasury Obligations	–	52,557	–	52,557

Total Assets - Investments in Securities	$9,369	$254,789	$–	$264,158

See Notes to Schedules of Investments.
66

PNC Ultra Short Bond Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

ASSET BACKED SECURITIES — 19.1%
Automotive — 15.3%
Bank of America Auto Trust,
Series 2012-1, Cl A2
0.590%, 11/17/14	$7,800	$7,807
BMW Vehicle Lease Trust,
Series 2011-1, Cl A3
1.060%, 02/20/14	4,090	4,105
BMW Vehicle Owner Trust,
Series 2011-A, Cl A2
0.630%, 02/25/14	1,860	1,861
Ford Credit Auto Lease Trust,
Series 2012-A, Cl A2
0.630%, 04/15/14	3,800	3,803
Ford Credit Auto Owner Trust,
Series 2009-D, Cl A4
2.980%, 08/15/14	9,870	9,979
Honda Auto Receivables Owner Trust,
Series 2010-1, Cl A3
1.250%, 10/21/13	851	852
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A3
1.160%, 04/15/15	5,925	5,955
Mercedes-Benz Auto Lease Trust,
Series 2012-A, Cl A3
0.880%, 11/17/14	7,990	8,014
Mercedes-Benz Auto Receivables Trust,
Series 2010-1, Cl A3
1.420%, 08/15/14	1,230	1,235
Nissan Auto Lease Trust,
Series 2011-A, Cl A2A
0.700%, 01/15/14	2,136	2,140
Nissan Auto Receivables Owner Trust,
Series 2011-B, Cl A2
0.740%, 09/15/14	4,885	4,894
Toyota Auto Receivables Owner Trust,
Series 2011-B, Cl A2
0.530%, 04/15/14	4,392	4,396
Volkswagen Auto Lease Trust,
Series 2010-A, Cl A3
0.990%, 11/20/13	3,111	3,116
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Cl A3
1.310%, 01/20/14	460	460
World Omni Auto Receivables Trust,
Series 2011-A, Cl A2
0.640%, 11/15/13	342	342
World Omni Automobile Lease Securitization
Trust, Series 2012-A, Cl A2
0.710%, 01/15/15	5,960	5,969

		64,928

Credit Cards — 3.6%
Capital One Multi-Asset Execution Trust,
Series 2005-A10, Cl A
0.320%, 09/15/15 (A)	7,010	7,009
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	7,875	7,981

		14,990

	Par (000)	Value (000)

Equipment — 0.2%
John Deere Owner Trust,
Series 2011-A, Cl A2
0.640%, 06/16/14	$751	$751

Total Asset Backed Securities
(Cost $80,624)		80,669

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.9%
Banc of America Mortgage Securities
Series 2003-A, Cl 1A1
2.872%, 02/25/33 (A)	8	8
Fannie Mae, Series 2002-47, Cl PE
5.500%, 08/25/17	1,541	1,638
Fannie Mae, Series 2002-55, Cl GC
5.500%, 09/25/17	933	998
Fannie Mae, Series 2003-120, Cl BK
3.500%, 11/25/16	33	33
Fannie Mae, Series 2003-74, Cl PG
4.500%, 08/25/18	5,218	5,581
Fannie Mae, Series 2003-92, Cl PD
4.500%, 03/25/17	552	554
Fannie Mae, Series 2004-19, Cl AB
4.000%, 10/25/17	395	397
Fannie Mae, Series 2004-33, Cl MW
4.500%, 01/25/30	1,499	1,570
Fannie Mae, Series 2004-36, Cl EA
4.500%, 03/25/18	266	269
Fannie Mae, Series 2005-105, Cl TL
5.500%, 11/25/31	239	241
Fannie Mae, Series 2008-51, Cl CD
4.500%, 11/25/22	6,071	6,301
Freddie Mac, Series 2144, Cl ME
4.500%, 04/15/14	453	454
Freddie Mac, Series 2579, Cl MW
3.835%, 09/15/17	620	626
Freddie Mac, Series 2677, Cl LD
4.500%, 03/15/17	1,095	1,100
Freddie Mac, Series 2695, Cl DE
4.000%, 01/15/17	238	238
Freddie Mac, Series 2812, Cl AB
4.500%, 10/15/18	509	518
Freddie Mac, Series 2877, Cl GP
4.000%, 11/15/18	538	546
Freddie Mac, Series 2885, Cl PC
4.500%, 03/15/18	607	609
Freddie Mac, Series 2887, Cl EA
4.500%, 12/15/18	888	907
Freddie Mac, Series 2929, Cl BD
4.250%, 06/15/19	1,571	1,610
Freddie Mac, Series 2945, Cl HE
4.500%, 02/15/19	2,905	2,972
Ginnie Mae, Series 2009-81, Cl WA
2.000%, 08/20/39	1,924	1,937

Total Collateralized Mortgage Obligations
(Cost $29,372)		29,107

CORPORATE BONDS — 19.7%
Automotive — 0.8%
Volkswagen International Finance NV
1.218%, 03/21/14 (A) 144A	3,500	3,511

See Notes to Schedules of Investments.	67

PNC Ultra Short Bond Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

CORPORATE BONDS — continued
Consumer Non-Cyclical — 0.4%
VF
1.184%, 08/23/13 (A)	$1,545	$1,553

Energy — 0.2%
NextEra Energy Capital Holdings
1.611%, 06/01/14	1,000	1,007

Financials — 13.4%
American Express Credit
7.300%, 08/20/13	2,000	2,127
American Honda Finance
0.889%, 05/08/14 (A) 144A	1,700	1,704
0.862%, 06/18/14 (A) 144A	2,800	2,805
Bank of America (MTN)
7.375%, 05/15/14	2,940	3,208
Bank of Nova Scotia
0.755%, 02/15/13 (A)	4,235	4,241
Barclays Bank PLC
2.375%, 01/13/14	3,600	3,643
Citigroup
6.000%, 12/13/13	3,265	3,450
Credit Suisse USA
5.125%, 01/15/14	4,000	4,212
Deutsche Bank AG
2.375%, 01/11/13	3,000	3,017
General Electric Capital (MTN)
0.728%, 09/15/14 (A)	5,000	4,966
Goldman Sachs Group
4.750%, 07/15/13	3,315	3,421
HSBC Bank PLC
0.865%, 05/15/13 (A) 144A	5,000	4,998
JPMorgan Chase
4.650%, 06/01/14	2,170	2,308
5.125%, 09/15/14	2,170	2,324
Morgan Stanley
2.875%, 01/24/14	3,500	3,533
Wachovia (MTN)
5.500%, 05/01/13	300	310
Wells Fargo
4.375%, 01/31/13	4,100	4,165
Westpac Banking
2.250%, 11/19/12	2,375	2,385

		56,817

Food, Beverage & Tobacco — 0.5%
Anheuser-Busch InBev Worldwide
3.000%, 10/15/12	2,000	2,005

Healthcare — 0.5%
Teva Pharmaceutical Finance BV
1.339%, 11/08/13 (A)	2,240	2,256

Insurance — 1.2%
Allstate Life Global Funding Trusts (MTN)
5.375%, 04/30/13	2,000	2,065
Prudential Financial (MTN)
5.150%, 01/15/13	3,100	3,150

		5,215

Materials — 0.6%
BHP Billiton Finance USA
0.704%, 02/18/14 (A)	2,400	2,408

	Par (000)	Value (000)

Technology — 1.4%
Hewlett-Packard
1.550%, 05/30/14	$1,173	$1,179
HP Enterprise Services LLC
6.000%, 08/01/13	1,296	1,355
United Technologies
0.688%, 12/02/13 (A)	3,190	3,203

		5,737

Telecommunications — 0.7%
Verizon Communications
1.071%, 03/28/14 (A)	3,000	3,025

Total Corporate Bonds
(Cost $83,106)		83,534

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 2.9%
Federal National Mortgage Association — 1.9%
5.500%, 12/01/13	97	100
5.000%, 03/25/18	7,499	8,055

		8,155

Government National Mortgage Association — 1.0%
3.000%, 06/20/33	4,157	4,229

Total U.S. Government Agency Mortgage- Backed Obligations
(Cost $12,371)		12,384

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.5%
Federal Home Loan Bank — 4.5%
0.375%, 11/27/13	19,000	19,034

Federal Home Loan Mortgage Corporation — 6.6%
1.625%, 04/15/13	27,685	27,925

Federal National Mortgage Association — 7.4%
4.625%, 10/15/13	29,935	31,405

Total U.S. Government Agency Obligations (Cost $78,282)		78,364

U.S. TREASURY OBLIGATIONS — 32.5%
U.S. Treasury Notes — 32.5%
3.375%, 07/31/13	42,915	44,152
3.125%, 04/30/13	34,050	34,707
2.000%, 11/30/13	40,855	41,762
0.250%, 10/31/13	16,990	16,999

Total U.S. Treasury Obligations
(Cost $137,560)		137,620

See Notes to Schedules of Investments.
68

	Number of Shares	Value (000)

AFFILIATED MONEY MARKET FUND — 3.2%
PNC Advantage Institutional Money Market
Fund, Institutional Shares†	13,366,823	$13,367

Total Affiliated Money Market Fund
(Cost $13,367)		13,367

TOTAL INVESTMENTS — 99.9%
(Cost $434,682)*		435,045

Other Assets & Liabilities – 0.1%		619

TOTAL NET ASSETS — 100.0%		$435,664

*	Aggregate cost for Federal income tax purposes is (000) $434,682

Gross unrealized appreciation (000)	$713
Gross unrealized depreciation (000)	(350)

Net unrealized appreciation (000)	$363

†	See Note 2 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2012.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $13,018 (000) and represents 2.99% of net assets as of August 31, 2012.

Please see Investment Abbreviations and Definitions on Page 104.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Affiliated Money Market Fund	$13,367	$–	$–	$13,367

Asset Backed Securities	–	80,669	–	80,669

Collateralized Mortgage Obligations	–	29,107	–	29,107

Corporate Bonds	–	83,534	–	83,534

U.S. Government Agency Mortgage-Backed Obligations	–	12,384	–	12,384

U.S. Government Agency Obligations	–	78,364	–	78,364

U.S. Treasury Obligations	–	137,620	–	137,620

Total Assets - Investments in Securities	$13,367	$421,678	$–	$435,045

See Notes to Schedules of Investments.
69

PNC Intermediate Tax Exempt Bond Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL BONDS — 98.0%
Arizona — 1.6%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/16	$1,000	$1,122
5.000%, 07/01/17	1,000	1,128

		2,250

California — 11.0%
California Educational Facilities Authority, University of Southern California (RB) Series C
5.250%, 10/01/24	2,100	2,781
California Public Works Board, Various Capital Project (RB) Series A
5.000%, 04/01/23	1,000	1,172
California State (GO)
5.000%, 10/01/16	1,500	1,746
5.000%, 10/01/20	2,000	2,432
California State Department of Water Resources, Power Supply (RB)
5.000%, 05/01/20	1,405	1,688
California State Department of Water Resources, Power Supply (RB) Series L
5.000%, 05/01/15	2,200	2,465
Los Angeles Unified School District, Election 2004 (GO) Series H (AGM)
5.000%, 07/01/16	1,000	1,160
5.000%, 07/01/25	2,025	2,313

		15,757

Colorado — 1.4%
Colorado Water Resources & Power Development Authority (RB) Series A-2
5.500%, 09/01/21	1,500	1,947

Delaware — 1.0%
Delaware (GO) Series 2009C
5.000%, 10/01/24	1,125	1,484

Florida — 10.2%
Citizens Property Insurance (RB) Series A-1
6.000%, 06/01/16	750	868
5.000%, 06/01/16	3,500	3,926
Florida State Department of Transportation (RB)
5.000%, 07/01/18	1,850	2,129
Florida State Department of Transportation (RB) Series A
5.000%, 07/01/20	4,715	5,667
University of North Florida Financing Corporation, Housing Project (RB) (NATL-RE FGIC)
5.000%, 11/01/18	1,720	1,963

		14,553

Illinois — 5.3%
Chicago (RB) Series A
5.000%, 01/01/25	1,515	1,751
Illinois (RB)
5.000%, 06/15/17	1,000	1,187
5.000%, 06/15/25	1,100	1,160

	Par (000)	Value (000)

Will County Forest Preservation District (GO)
5.000%, 12/15/20	$2,775	$3,438

		7,536

Indiana — 0.8%
Ball State University (RB) Series P
5.000%, 07/01/26	1,000	1,147

Kansas — 0.9%
Olathe, Olathe Medical Center (RB) Series A
5.000%, 09/01/26	1,190	1,348

Louisiana — 2.1%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB)
5.250%, 05/15/23	2,655	3,071

Massachusetts — 9.2%
Commonwealth of Massachusetts (GO) Series C
5.000%, 12/01/15	1,375	1,574
Commonwealth of Massachusetts (RB) Series A (NATL-RE FGIC)
5.500%, 06/01/15	4,000	4,541
Massachusetts Bay Transportation Authority (RB) Series A
5.000%, 07/01/25	1,000	1,292
Massachusetts Bay Transportation Authority (RB) Series B
5.250%, 07/01/23	1,000	1,298
Massachusetts Development Finance Agency, Tufts Medical Center (RB) Series I
6.250%, 01/01/27	1,000	1,202
Massachusetts Water Resources Authority (RB) Series B (AGM)
5.250%, 08/01/23	1,125	1,460
Massachusetts Water Resources Authority (RB) Series J (AGM)
5.500%, 08/01/21	1,455	1,878

		13,245

Michigan — 5.6%
Michigan State Finance Authority, Unemployment Obligation Assessment (RB)
5.000%, 07/01/20	3,000	3,674
Michigan State Hospital Finance Authority, Edward W. Sparrow Hospital Association (RB)
5.000%, 11/15/18	1,000	1,150
Michigan, Environmental Program (GO) Series A
5.000%, 05/01/17	1,000	1,173
Warren Consolidated Schools (GO) (Q-SBLF)
5.250%, 05/01/17	1,930	1,982

		7,979

Nebraska — 1.9%
Omaha, Omaha Convention Center/Arena Project (GO)
5.250%, 04/01/25	2,050	2,736

Nevada—7.0%
Clark County School District (GO) Series C
5.000%, 06/15/17	3,000	3,512

See Notes to Schedules of Investments.
70

	Par (000)	Value (000)

MUNICIPAL BONDS — continued
Nevada — continued
Clark County, Park and Regional Justice Center
(GO) Series B (AMBAC)
5.000%, 11/01/24	$1,100	$1,205
Nevada (GO) Series D
5.000%, 06/01/18	4,400	5,281

		9,998

New York — 7.8%
Monroe County (GO)
5.000%, 06/01/16	3,000	3,342
New York (GO) Series E, Sub-Series E-2
(LOC - Bank of America) (VRDN)
0.200%, 09/04/12	2,500	2,500
New York (GO) Sub-Series E-4
(LOC - BNP Paribas) (VRDN)
0.190%, 09/04/12	1,000	1,000
New York Local Government Assistance
Corporation (RB) Series 2008B-C/D
5.000%, 04/01/20	3,000	3,658
New York State Dormitory Authority, Residential
Institution for Children (RB) (SONYMA)
5.000%, 06/01/15	650	711

		11,211

North Carolina — 1.6%
North Carolina Medical Care Commission,
Caromont Health (RB) (AGM)
5.000%, 02/15/14	1,000	1,062
North Carolina Medical Care Commission,
Mission Health Combined Group (RB)
5.000%, 10/01/22	1,120	1,271

		2,333

Ohio — 2.9%
Butler County Hospital Facilities,
UC Health Project (RB)
5.500%, 11/01/22	2,500	2,877
Ohio State Water Development Authority, Fresh
Water Project (RB)
5.500%, 06/01/21	1,000	1,301

		4,178

Pennsylvania — 12.0%
Allegheny County Higher Education Building
Authority, Chatham University (RB) Series A
5.000%, 09/01/24	1,000	1,125
Allegheny County Hospital Development
Authority, University of Pittsburgh Medical
Center Project (RB) Series A
5.000%, 09/01/18	2,000	2,382
Central Bucks School District (GO)
(NATL-RE FGIC) (ETM)
5.000%, 05/15/22	1,715	2,210
Monroeville Finance Authority (RB)
5.000%, 02/15/27	1,275	1,487
Pennsylvania Higher Educational Facilities
Authority, Elizabethtown College Project (RB)
Series FF2 (RADIAN)
5.000%, 12/15/16	1,425	1,576

	Par (000)	Value (000)

Philadelphia Hospitals and Higher Education
Facilities Authority, Jefferson Health System
(RB) Series B
5.000%, 05/15/17	$2,740	$3,167
Philadelphia School District (GO)
Series B (AGM)
5.000%, 06/01/17	1,015	1,148
Pittsburgh (GO) Series C (AGM)
5.250%, 09/01/18	1,000	1,130
West Chester Area School District (GO) Series AA
5.000%, 03/15/22	2,400	2,955

		17,180

Texas — 10.3%
Austin Independent School
District (GO) (PSF-GTD)
5.000%, 08/01/16	2,000	2,341
Harris County (GO) Series B
5.000%, 10/01/21	1,000	1,237
Harris County Cultural Education Facilities
Finance Corporation, Methodist Hospital
System (RB)
5.000%, 06/01/14	750	805
Harris County Health Facilities Development
Corporation, Methodist Hospital System (RB)
Series A-2 (VRDN)
0.170%, 09/04/12	1,000	1,000
Spring Branch Independent School
District (GO) (PSF-GTD)
5.000%, 02/01/17	2,000	2,366
Texas Tech University (RB) Twelfth Series
5.000%, 02/15/19	1,000	1,219
University of Texas System (RB) Series A
5.000%, 08/15/23	4,775	5,772

		14,740

Washington — 2.1%
Energy Northwest (RB) (NATL-RE IBC)
7.125%, 07/01/16	2,390	2,962

Guam —1.2%
Guam (RB) Series A
5.000%, 01/01/25	1,500	1,715

Puerto Rico — 2.1%
Puerto Rico Electric Power Authority (RB)
Series CCC
5.000%, 07/01/21	1,695	1,876
Puerto Rico Electric Power Authority (RB)
Series QQ (XLCA)
5.500%, 07/01/17	1,000	1,135

		3,011

Total Municipal Bonds
(Cost $129,785)		140,381

See Notes to Schedules of Investments.
71

PNC Intermediate Tax Exempt Bond Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Number of Shares	Value (000)

AFFILIATED MONEY MARKET FUND — 1.5%
PNC Tax Exempt Money Market Fund,
Class I†	2,111,657	$2,112

Total Affiliated Money Market Fund
(Cost $2,112)		2,112

TOTAL INVESTMENTS — 99.5%
(Cost $131,897)*		142,493

Other Assets & Liabilities – 0.5%		729

TOTAL NET ASSETS — 100.0%		$143,222

* Aggregate cost for Federal income tax purposes is (000) $ 131,897.
Gross unrealized appreciation (000)	$10,616
Gross unrealized depreciation (000)	(20)

Net unrealized appreciation (000)	$10,596

†	See Note 2 in Notes to Schedules of Investments.

Please see Investment Abbreviations and Definitions on Page 104.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Affiliated Money Market Fund	$2,112	$–	$–	$2,112

Municipal Bonds	–	140,381	–	140,381

Total Assets - Investments in Securities	$2,112	$140,381	$–	$142,493

See Notes to Schedules of Investments.
72

PNC Maryland Tax Exempt Bond Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL BONDS — 98.3%
District of Columbia — 1.6%
Washington Metropolitan Area Transit Authority
(RB) Series A
5.250%, 07/01/24	$1,000	$1,186

Maryland — 84.2%
Annapolis (GO)
5.000%, 08/01/23	1,000	1,247
Anne Arundel (GO)
5.000%, 03/01/16	325	332
Anne Arundel, National
Business Park Project (TAN)
5.125%, 07/01/22	1,000	1,079
Baltimore (GO) Series A (AMBAC)
5.000%, 10/15/19	715	801
Baltimore County (GO)
5.000%, 02/01/25	2,535	3,196
Baltimore County, Catholic Health Initiatives
Project (RB) Series A
5.000%, 09/01/21	500	565
Baltimore, Wastewater Projects
(RB) Series A (NATL-RE FGIC)
5.000%, 07/01/22	1,000	1,185
Baltimore, Water Projects,
Prerefunded 07/01/15 @100 (RB)
Series A (NATL-RE)
5.000%, 07/01/15	1,000	1,129
Charles County Consolidated Public
Improvement (GO)
5.000%, 03/01/18	1,000	1,212
5.000%, 07/15/19	1,335	1,663
Frederick County (GO)
5.000%, 08/01/16	2,000	2,265
5.000%, 08/01/17	1,730	1,959
Frederick County, Urbana Community
Development Authority (STRB) Series A
5.000%, 07/01/24	3,020	3,409
Harford County (GO)
5.000%, 07/15/20	600	672
5.000%, 07/15/22	1,290	1,443
Howard County (GO) Series B
5.000%, 08/15/22	2,000	2,561
Maryland Community Development Administration (RB) Series B (NATL-RE)
5.150%, 06/01/22	35	35
5.125%, 06/01/17	55	55
Maryland Department of Transportation (RB)
5.000%, 02/15/21	2,500	2,951
Maryland Department of Transportation (RB)
Second Issue
5.000%, 09/01/22	2,000	2,380
Maryland Economic Development Corporation,
University of Maryland, College Park
Project (RB)
5.000%, 07/01/15	1,665	1,821
Maryland Health & Higher Educational Facilities
Authority, Board of Child Care (RB)
5.375%, 07/01/32	500	501
Maryland Health & Higher Educational Facilities
Authority, Carroll Hospital Center (RB)
5.000%, 07/01/36	975	1,021

	Par (000)	Value (000)

Maryland Health & Higher Educational Facilities
Authority, College of Notre Dame
(RB) (NATL-RE)
5.300%, 10/01/18	$460	$546
Maryland Health & Higher Educational Facilities
Authority, Goucher College (RB) Series A
5.000%, 07/01/25	1,160	1,360
Maryland Health & Higher Educational Facilities
Authority, Goucher College, Prerefunded
07/01/14 @ 100 (RB)
5.375%, 07/01/14	500	546
Maryland Health & Higher Educational Facilities
Authority, Johns Hopkins Health System (RB)
5.000%, 07/01/27	2,200	2,657
Maryland Health & Higher Educational Facilities
Authority, Johns Hopkins Health System (RB)
Series A
5.000%, 05/15/26	1,500	1,787
Maryland Health & Higher Educational Facilities
Authority, Lifebridge Health (RB) (AGM)
5.000%, 07/01/19	1,000	1,141
Maryland Health & Higher Educational Facilities
Authority, Peninsula Regional Medical Center
Issue (RB) Series 2006
5.000%, 07/01/17	1,550	1,714
Maryland Health & Higher Educational Facilities
Authority, Western Maryland Health System
(RB) Series A (NATL-RE FHA)
5.000%, 07/01/21	725	801
Maryland Industrial Development Financing
Authority, American Center for Physics
Headquarters Facility (RB)
5.250%, 12/15/14	500	502
Maryland State, Prerefunded 08/01/16 @ 100
(GO) Second Series
5.000%, 08/01/16	1,450	1,704
Maryland Transportation Authority (RB)
5.250%, 03/01/19	2,235	2,806
Maryland Transportation Authority,
Transportation Facilities Project (RB)
5.000%, 07/01/19	1,500	1,810
Maryland Water Quality Financing Administration (RB) Series A
5.000%, 03/01/24	1,175	1,380
Montgomery County Revenue Authority,
Department of Liquor Control (RB) Series A
5.000%, 04/01/18	1,000	1,203
5.000%, 04/01/21	1,075	1,347
Montgomery County Revenue Authority, Olney
Indoor Swim Center Project (RB) Series C
5.250%, 10/01/12	50	50
Montgomery County, Consolidated Public
Improvement (GO) Series A
5.000%, 08/01/18	1,500	1,851
Prince George’s County (GO) Series B
5.000%, 07/15/20	900	1,062
5.000%, 07/15/23	1,550	1,796

See Notes to Schedules of Investments.	73

PNC Maryland Tax Exempt Bond Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL BONDS — continued
Maryland — continued
Prince George’s County Industrial Development
Authority, Upper Marlboro Justice Center
Project (RB) Series A (NATL-RE)
5.000%, 06/30/17	$500	$518
5.000%, 06/30/19	710	734
University System of Maryland, Auxiliary
Facility and Tuition Project (RB) Series A
5.000%, 04/01/18	1,200	1,465
Washington Suburban Sanitation
Commission (GO)
5.000%, 06/01/19	680	762

		63,024

Guam — 3.8%
Guam (RB) Series A
5.000%, 01/01/27	2,500	2,851

Puerto Rico — 8.7%
Puerto Rico (GO) Series A (NATL-RE IBC)
5.250%, 07/01/21	1,000	1,049
Puerto Rico (GO) Series A-4 (AGM)
5.250%, 07/01/30	500	548
Puerto Rico Electric Power Authority
(RB) Series CCC
5.000%, 07/01/24	1,000	1,080
Puerto Rico Electric Power Authority
(RB) Series SS (NATL-RE)
5.000%, 07/01/19	1,000	1,099
Puerto Rico Public Finance Corporation (RB)
Series E (ETM) (AGM)
6.000%, 08/01/26	510	736
Puerto Rico Sales Tax Financing Corporation
(RB) First Sub-Series A
5.000%, 08/01/24	1,750	1,971

		6,483

Total Municipal Bonds
(Cost $68,329)		73,544

	Number of Shares	Value (000)

MONEY MARKET FUND — 1.1%
T. Rowe Price Maryland Tax-Free Money Fund	839,806	$840

Total Money Market Fund
(Cost $840)		840

TOTAL INVESTMENTS — 99.4%
(Cost $69,169)*		74,384

Other Assets & Liabilities – 0.6%		456

TOTAL NET ASSETS — 100.0%		$74,840

* Aggregate cost for Federal income tax purposes is (000) $ 69,163.
Gross unrealized appreciation (000)	$5,221
Gross unrealized depreciation (000)	–

Net unrealized appreciation (000)	$5,221

Please see Investment Abbreviations and Definitions on Page 104.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Money Market Fund	$840	$–	$–	$840

Municipal Bonds	–	73,544	–	73,544

Total Assets - Investments in Securities	$840	$73,544	$–	$74,384

See Notes to Schedules of Investments.
74

PNC Michigan Intermediate Municipal Bond Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL BONDS — 94.1%
Michigan — 79.1%
Caledonia Community Schools (GO)
(NATL-RE Q-SBLF)
5.000%, 05/01/21	$500	$550
Grand Rapids, Sanitary Sewer System
Improvement (RB) Series A (NATL-RE FGIC)
5.375%, 01/01/16	500	567
Ingham County Building Authority
(RB) (NATL- RE)
5.000%, 07/01/16	750	828
Kent County (GO)
5.000%, 01/01/18	750	893
Lake Saint Claire Clean Water Initiative (GO)
5.000%, 10/01/21	645	775
5.000%, 10/01/22	685	814
Lansing Building Authority
(RB) (AMBAC)
5.000%, 06/01/19	750	832
Michigan Municipal Bond Authority,
Clean Water Pooled Project (RB)
5.000%, 10/01/22	500	629
Michigan Public Power Agency, Combustion
Turbine No. 1 Project (RB) Series A (AGM)
5.000%, 01/01/20	505	590
Michigan State Finance Authority,
Unemployment Obligation Assessment (RB)
5.000%, 07/01/23	500	538
Michigan State Hospital Finance Authority,
Henry Ford Health System (RB)
5.500%, 11/15/17	750	876
Michigan State Hospital Finance Authority,
McLaren Health Care (RB) Series A
5.000%, 06/01/17	250	289
Michigan State Hospital Finance Authority,
Trinity Health Credit Group (RB) Series A
5.000%, 12/01/26	820	917
Michigan State Hospital Finance Authority,
Trinity Health Credit Group,
Prerefunded 12/01/16 @ 100 (RB) Series A
5.000%, 12/01/16	180	213
Michigan State Hospital Finance Authority
(RB) Series P (NATL-RE) (ETM)
5.375%, 08/15/14	65	66
Michigan State, Environmental Program
(GO) Series A
6.000%, 11/01/24	1,000	1,206
5.250%, 11/01/23	1,000	1,148
Northwestern Michigan College
(GO) (AMBAC)
5.000%, 04/01/18	750	818
Saginaw Valley State University (RB) Series A
5.000%, 07/01/15	500	549
Thornapple Kellogg School District
(GO) (NATL-RE Q-SBLF)
5.000%, 05/01/18	750	890
Troy City School District
(GO) (NATL-RE Q-SBLF)
5.000%, 05/01/17	750	864
West Branch - Rose City Area Schools
(GO) (AGM Q-SBLF)

	Par (000)	Value (000)

5.000%, 05/01/19	$30	$32

		14,884

Guam —3.0%
Guam (RB) Series A
5.000%, 01/01/27	500	570

Puerto Rico — 12.0%
Puerto Rico Electric Power Authority
(RB) Series CCC
5.000%, 07/01/24	500	540
Puerto Rico Highway & Transportation Authority
(RB) Series Z (NATL-RE) (ETM)
6.250%, 07/01/13	5	6
Puerto Rico Public Finance Corporation (RB)
Series E (ETM) (AGM)
6.000%, 08/01/26	400	577
Puerto Rico Public Improvement (GO)
Series A (FGIC)
5.500%, 07/01/19	500	560
Puerto Rico Sales Tax Financing Corporation
(RB) First Sub-Series A
5.000%, 08/01/24	500	563

		2,246

Total Municipal Bonds
(Cost $16,445)		17,700

	Number of Shares

MONEY MARKET FUND — 5.0%
JPMorgan Michigan Municipal Money Market
Fund	944,692	945

Total Money Market Fund
(Cost $945)		945

TOTAL INVESTMENTS — 99.1%
(Cost $17,390)*		18,645

Other Assets & Liabilities – 0.9%		169

TOTAL NET ASSETS — 100.0%		$18,814

*	Aggregate cost for Federal income tax purposes is (000) $ 17,381.

Gross unrealized appreciation (000)	$1,267
Gross unrealized depreciation (000)	(3)

Net unrealized appreciation (000)	$1,264

Please see Investment Abbreviations and Definitions on Page 104.

See Notes to Schedules of Investments.
75

PNC Michigan Intermediate Municipal Bond Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Money Market Fund	$945	$–	$–	$945

Municipal Bonds	–	17,700	–	17,700

Total Assets - Investments in Securities	$945	$17,700	$–	$18,645

See Notes to Schedules of Investments.
76

PNC Ohio Intermediate Tax Exempt Bond Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL BONDS — 98.0%
Ohio — 87.7%
Akron Economic Development (RB) (NATL-RE)
6.000%, 12/01/12	$335	$340
Allen County Hospital Facilities, Catholic
Healthcare Partners (RB) Series B
5.000%, 09/01/21	2,680	3,152
American Municipal Power, Hydroelectric
Projects (RB) Series C
5.000%, 02/15/22	2,000	2,276
Butler County Hospital Facilities,
UC Health Project (RB)
5.500%, 11/01/22	2,500	2,877
Canton City School District (GO)
Series 2005 (NATL-RE)
5.000%, 12/01/14	1,185	1,284
Centerville Capital Facilities (GO) (NATL-RE)
5.650%, 12/01/18	45	45
Clermont County Waterworks, Sewer District
Project (RB) (AMBAC)
5.250%, 08/01/15	1,000	1,039
Cleveland Department of Public Utilities Division of Water (RB) Series N (NATL-RE)
5.000%, 01/01/18	1,990	2,251
Columbus (GO) Series A
5.000%, 07/01/27	2,000	2,439
Cuyahoga County (GO)
5.650%, 05/15/18	600	693
Cuyahoga County (GO) Series A
5.000%, 12/01/20	3,205	3,883
Dublin City School District (GO) (NATL-RE)
5.000%, 12/01/18	1,000	1,145
Franklin County (GO)
5.000%, 12/01/16	950	1,091
Greene County Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,713
Hamilton City School District (GO) (NATL-RE)
5.000%, 12/01/18	2,100	2,262
Hamilton County Sewer System (RB)
Series B (NATL-RE)
5.000%, 12/01/17	1,325	1,503
Hilliard (GO) (NATL-RE)
5.000%, 12/01/21	1,000	1,115
Lucas County, ProMedica Healthcare Obligated
Group (RB) Series D
5.000%, 11/15/21	2,005	2,429
Mad River Local School District (GO)
(NATL-RE FGIC)
5.750%, 12/01/14	510	555
Miami University (RB) (AMBAC)
5.000%, 09/01/15	1,695	1,896
Ohio Housing Finance Agency (RB)
Series 2 (GNMA, FNMA, FHLMC)
5.000%, 11/01/19	2,095	2,427
Ohio Housing Finance Agency (RB)
Series A (AGM)
5.000%, 04/01/16	1,590	1,786
Ohio State Higher Educational Facility
Commission (GO)
5.000%, 08/01/19	1,800	2,257

	Par (000)	Value (000)

Ohio State Higher Educational Facility
Commission, Case Western Reserve University
Project (RB) Series C
5.000%, 12/01/17	$595	$703
Ohio State Higher Educational Facility
Commission, Case Western Reserve
University Project (RB)
6.250%, 10/01/17	2,000	2,473
Ohio State Higher Educational Facility
Commission, Kenyon College Project
(RB)
5.050%, 07/01/37	2,250	2,519
Ohio State Hospital Facility, Cleveland Clinic
Health System (RB) Series B
5.000%, 01/01/17	500	584
5.000%, 01/01/23	2,000	2,307
Ohio State Turnpike Commission
(RB) Series A
5.000%, 02/15/18	1,000	1,183
5.000%, 02/15/19	1,000	1,198
5.000%, 02/15/25	2,525	2,931
Ohio State Turnpike Commission
(RB) Series A (NATL-RE FGIC)
5.500%, 02/15/18	1,000	1,209
Ohio State University (RB) Series A
5.000%, 12/01/17	1,000	1,204
Ohio State University (RB) Series D
5.000%, 12/01/25	2,020	2,573
Ohio State Water Development Authority, Fresh
Water Project (RB) Series B
5.250%, 12/01/23	1,000	1,314
5.000%, 12/01/20	2,015	2,543
Ohio State Water Development Authority, Fresh
Water Project (RB) Series B (AGM)
5.500%, 12/01/20	1,835	2,387
Ohio State Water Development Authority, Water
Pollution Control Project (RB) Series A
5.000%, 12/01/17	1,675	2,031
5.000%, 06/01/20	3,055	3,769
Ohio State, Major New State Infrastructure
Project (RB) Series 2008-1
5.750%, 06/15/18	500	621
Olentangy Local School District (GO) (AGM)
5.500%, 12/01/19	35	35
Southwest Licking Local School District
(GO) (NATL-RE FGIC)
5.750%, 12/01/16	400	462
Upper Arlington City School District
(GO) (AGM)
5.000%, 12/01/15	2,000	2,240
West Chester Township (GO) (AMBAC)
5.750%, 12/01/15	2,145	2,478
Wyoming City School District (GO)
Series B (NATL-RE FGIC)
5.750%, 12/01/15	740	847
5.750%, 12/01/16	800	947
5.750%, 12/01/17	400	486

		79,502

See Notes to Schedules of Investments.	77

PNC Ohio Intermediate Tax Exempt Bond Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL BONDS — continued
Guam — 3.0%
Guam Territory (RB) Series A
5.000%, 01/01/26	$2,350	$2,678

Puerto Rico — 7.3%
Puerto Rico (GO) Series A (XLCA FSA)
5.500%, 07/01/17	100	115
Puerto Rico Electric Power Authority
(RB) Series CCC
5.000%, 07/01/24	1,500	1,620
Puerto Rico Electric Power Authority
(RB) Series VV
5.500%, 07/01/20	800	921
Puerto Rico Highway & Transportation Authority
(RB) Series Z (NATL-RE)
6.250%, 07/01/14	915	992
Puerto Rico Infrastructure Financing Authority
(RB) Series C (AMBAC)
5.500%, 07/01/17	160	178
Puerto Rico Public Improvement (GO)
Series A (FGIC)
5.500%, 07/01/19	500	560
Puerto Rico Sales Tax Financing Corporation
(RB) First Sub-Series A
5.000%, 08/01/24	2,000	2,253

		6,639

Total Municipal Bonds
(Cost $80,795)		88,819

	Number of Shares	Value (000)

AFFILIATED MONEY MARKET FUND — 1.3%
PNC Ohio Municipal Money Market Fund,
Class I†	1,182,366	$1,182

Total Affiliated Money Market Fund
(Cost $1,182)		1,182

TOTAL INVESTMENTS — 99.3%
(Cost $81,977)*		90,001

Other Assets & Liabilities – 0.7%		660

TOTAL NET ASSETS — 100.0%		$90,661

*	Aggregate cost for Federal income tax purposes is (000) $ 81,978.

Gross unrealized appreciation (000)	$8,024
Gross unrealized depreciation (000)	(1)
Net unrealized appreciation (000)	$8,023

† See Note 2 in Notes to Schedules of Investments.

Please see Investment Abbreviations and Definitions on Page 104.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Affiliated Money Market Fund	$1,182	$–	$–	$1,182
Municipal Bonds	–	88,819	–	88,819

Total Assets - Investments in Securities	$1,182	$88,819	$–	$90,001

See Notes to Schedules of Investments.
78

PNC Pennsylvania Intermediate Municipal Bond Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL BONDS — 98.6%
Pennsylvania — 84.7%
Allegheny County Higher Education Building Authority, Chatham University (RB) Series A
5.000%, 09/01/25	$1,015	$1,134
Allegheny County Higher Education Building Authority, Duquesne University (RB)
5.000%, 03/01/16	1,175	1,312
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Project (RB) Series A
5.000%, 05/15/22	1,375	1,614
Allegheny County Port Authority, Transportation (RB)
5.000%, 03/01/26	1,000	1,146
Bucks (GO)
5.125%, 05/01/22	1,255	1,503
Central Dauphin School District (GO) (AGM)
5.000%, 12/01/20	1,000	1,066
Commonwealth of Pennsylvania (GO) First Series
5.000%, 06/01/27	1,500	1,835
Dauphin (GO)
5.000%, 11/15/20	1,000	1,166
East Stroudsburg Area School District (GO) Series A (NATL-RE FGIC)
5.750%, 09/01/16	500	587
Franklin County Industrial Development Authority, Chambersburg Hospital Project (RB)
5.000%, 07/01/14	1,000	1,066
Geisinger Authority, Geisinger Heath System (RB) Series C (SBPA—TD Bank) (VRDN)
0.160%, 09/04/12	800	800
Gettysburg Municipal Authority (RB) (NATL-RE) (ETM)
5.375%, 08/15/13	550	577
Hempfield Township Municipal Authority (RB) (AGM)
5.000%, 09/01/16	1,000	1,119
Lancaster County Hospital Authority, Masonic Homes Project (RB) Series D (LOC - JPMorgan Chase Bank) (VRDN)
0.210%, 09/04/12	325	325
Montgomery County Higher Education & Health Authority, Arcadia University (RB)
5.250%, 04/01/23	1,000	1,132
Northampton County General Purpose Authority (RB)
5.250%, 10/01/15	1,000	1,134
Pennsylvania Higher Educational Facilities Authority, La Salle University (RB)
5.000%, 05/01/29	1,000	1,108
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health Systems (RB)
5.250%, 08/15/25	1,250	1,512
Pennsylvania Intergovernmental Cooperation Authority, City of Philadelphia Funding Program (STRB)
5.000%, 06/15/18	1,050	1,264

	Par (000)	Value (000)

Pennsylvania Turnpike Commission (RB) Series A (AGM)
5.250%, 07/15/22	$1,000	$1,247
Philadelphia Parking Authority, Airport Parking (RB)
5.000%, 09/01/19	285	329
Pittsburgh (GO) Series B (AGM)
5.250%, 09/01/15	1,000	1,113
Pittsburgh Public Schools (GO) Series A (AGM)
5.000%, 09/01/20	1,000	1,212
Swarthmore Borough Authority, Swarthmore College (RB) Series B
5.000%, 09/15/21	725	913
University of Pittsburgh, Capital Project (RB) Series B
5.000%, 09/15/18	1,000	1,225

		27,439

Guam — 2.2%
Guam (RB) Series A
5.000%, 01/01/25	610	698

Puerto Rico — 11.7%
Puerto Rico Electric Power Authority (RB) Series ZZ
5.250%, 07/01/19	1,035	1,172
Puerto Rico Infrastructure Financing Authority (RB) Series C (AMBAC)
5.500%, 07/01/17	1,340	1,496
Puerto Rico Sales Tax Financing Corporation (RB) First Sub-Series A
5.000%, 08/01/24	1,000	1,126

		3,794

Total Municipal Bonds
(Cost $29,807)		31,931

	Number of Shares

AFFILIATED MONEY MARKET FUND — 3.5%
PNC Pennsylvania Tax Exempt Money Market Fund, Class I†	1,122,048	1,122

Total Affiliated Money Market Fund (Cost $1,122)		1,122

TOTAL INVESTMENTS — 102.1% (Cost $30,929)*		33,053

Other Assets & Liabilities – (2.1)%		(670)

TOTAL NET ASSETS — 100.0%		$32,383

*	Aggregate cost for Federal income tax purposes is (000) $ 30,931.

Gross unrealized appreciation (000)	$2,122
Gross unrealized depreciation (000)	–

Net unrealized appreciation (000)	$2,122

†	See Note 2 in Notes to Schedules of Investments.

Please see Investment Abbreviations and Definitions on Page 104.

See Notes to Schedules of Investments.
79

PNC Pennsylvania Intermediate Municipal Bond Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Affiliated Money Market Fund	$1,122	$–	$–	$1,122

Municipal Bonds	–	31,931	–	31,931

Total Assets - Investments in Securities	$1,122	$31,931	$–	$33,053

See Notes to Schedules of Investments.
80

PNC Tax Exempt Limited Maturity Bond Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL BONDS — 99.0%
Alaska — 0.9%
North Slope (GO) Series A
5.000%, 06/30/13	$1,250	$1,298

Arizona — 5.3%
Arizona (RB) Series A (AGM)
4.000%, 07/01/13	2,000	2,057
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/18	1,735	1,974
Arizona School Facilities Board (RB) Series A
(AMBAC)
5.250%, 07/01/13	1,000	1,034
Arizona Transportation Board, Maricopa
County Regional Area (RB)
5.000%, 07/01/19	2,250	2,762

		7,827

California — 2.3%
California Economic Recovery (GO) Series A
5.000%, 07/01/20	1,825	2,230
California Public Works Board, Various Capital
Projects (RB) Series A
5.000%, 04/01/20	1,000	1,175

		3,405

Delaware — 0.8%
New Castle County (GO) Series A
5.000%, 07/15/14	1,130	1,229

District of Columbia — 1.3%
District of Columbia, The Catholic
University of America (RB)
5.000%, 10/01/16	1,760	1,954

Florida — 5.1%
Broward County School Board (COP)
(SBPA—Bank of America) (VRDN) (AGM)
0.440%, 09/07/12	1,000	1,000
Citizens Property Insurance (RB) Series A-1
6.000%, 06/01/16	1,800	2,084
5.000%, 06/01/14	1,000	1,071
5.000%, 06/01/19	1,000	1,151
Tampa Bay Regional Water (RB) Series B
5.000%, 10/01/18	1,875	2,280

		7,586

Georgia — 0.8%
DeKalb Private Hospital Authority,
Children’s Healthcare (RB)
5.000%, 11/15/14	1,075	1,176

Illinois — 5.5%
Illinois (RB)
5.375%, 06/15/13	1,000	1,003
5.000%, 06/15/13	1,750	1,815
Illinois (RB) Series A
5.000%, 12/15/16	2,550	2,996
Illinois Finance Authority, The Art Institute of
Chicago (RB) Series A
5.250%, 03/01/19	1,000	1,206

	Par (000)	Value (000)

Will County Forest Preservation District (GO)
4.000%, 12/15/18	$1,000	$1,157

		8,177

Indiana — 1.7%
Indiana Finance Authority, State of Indiana
Revolving Fund Program (RB) Series A
5.250%, 02/01/17	2,100	2,506

Iowa—1.6%
Iowa Finance Authority, Genesis
Health Systems (RB)
5.000%, 07/01/13	2,250	2,326

Maryland — 1.5%
Frederick, Urbana Community Development
Authority (STRB) Series A
3.000%, 07/01/13	580	591
Maryland (GO) Second Series
5.000%, 08/01/15	1,395	1,581

		2,172

Massachusetts — 3.7%
Commonwealth of Massachusetts (GO) Series C
5.000%, 12/01/15	2,000	2,289
Massachusetts Development Finance Agency,
Partners Health Care (RB) Series K-6
5.000%, 07/01/17	1,500	1,787
Massachusetts Health & Educational Facilities
Authority, Simmons College, Prerefunded
10/01/13 @100 (RB) Series F (FGIC)
5.000%, 10/01/13	1,295	1,361

		5,437

Michigan — 5.1%
Michigan (GO)
5.500%, 12/01/15	1,000	1,154
Michigan Municipal Bond Authority, Clean Water
Pooled Project (RB)
5.000%, 10/01/17	1,025	1,253
Michigan State Finance Authority,
Unemployment Obligation Assessment (RB)
5.000%, 07/01/20	1,000	1,225
5.000%, 07/01/23	2,500	2,689
Michigan, Environmental
Program (GO) Series A
5.000%, 05/01/17	1,000	1,174

		7,495

Minnesota — 2.5%
Minnesota (RB)
2.000%, 06/01/14	1,570	1,613
Minnesota Public Facilities Authority
(RB) Series C
5.000%, 03/01/17	1,745	2,079

		3,692

Missouri — 0.9%
Missouri Highway & Transportation
Commission (RB)
5.000%, 05/01/16	1,100	1,277

See Notes to Schedules of Investments.
81

PNC Tax Exempt Limited Maturity Bond Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL BONDS — continued
Nevada — 3.2%
Clark County, Motor Vehicle
Fuel Tax (RB) (AMBAC)
5.000%, 07/01/17	$1,805	$2,116
Henderson, Catholic Healthcare
West (RB) Series B
5.000%, 07/01/13	1,500	1,553
5.000%, 07/01/15	500	552
Nevada, University System (GO)
Series G (NATL-RE)
5.000%, 08/01/16	500	567

		4,788

New Mexico — 2.8%
New Mexico (RB) Series D
5.000%, 07/01/15	1,725	1,942
New Mexico Finance Authority (RB)
Series A (NATL-RE)
5.250%, 06/15/16	2,080	2,259

		4,201

New York — 5.7%
Erie County (GO) Series A (NATL - RE)
5.000%, 12/01/14	1,000	1,085
Long Island Power Authority,
(RB) Series A
5.000%, 04/01/19	1,385	1,649
Monroe County (GO) (AMBAC)
5.000%, 06/01/14	2,500	2,673
Nassau County Interim Finance
Authority (RB) Series A
5.000%, 11/15/13	1,000	1,056
New York City Transitional Finance
Authority (RB) Sub-Series A-2
5.000%, 11/01/16	1,250	1,399
New York State Environmental Facilities
Corporation, New York City Municipal Water
Project (RB) Series K
5.500%, 06/15/13	520	541

		8,403

North Carolina — 7.3%
Charlotte-Mecklenburg Hospital Authority,
Carolinas Healthcare System, Prerefunded
1/15/15 @ 100 (RB) Series A
5.000%, 01/15/15	1,500	1,662
Forsyth (GO) Series B
5.000%, 04/01/16	1,350	1,569
5.000%, 04/01/19	1,000	1,250
North Carolina (GO)
5.000%, 05/01/14	1,000	1,032
North Carolina (GO) Series B
5.000%, 04/01/13	1,500	1,541
North Carolina Eastern Municipal Power Agency
(RB) Series A (AMBAC)
5.250%, 01/01/20	2,290	2,603
North Carolina Medical Care Commission,
Caromont Health (RB) (AGM)
5.000%, 02/15/14	1,000	1,062

		10,719

	Par (000)	Value (000)

Ohio — 2.2%
Cuyahoga County, Cleveland Clinic Health
System (RB) Series A
5.500%, 01/01/14	$1,000	$1,043
Ohio State Hospital Facility, Cleveland Clinic
Health System (RB) Series A
5.000%, 01/01/15	1,000	1,101
Ohio State Water Development Authority,
Water Quality (RB)
5.000%, 12/01/13	1,000	1,059

		3,203

Oregon — 0.9%
Linn & Benton Counties School District No. 8J
Greater Albany (GO) (NATL-RE)
5.000%, 06/15/14	1,275	1,379

Pennsylvania — 10.2%
Allegheny County Higher Education Building
Authority, Chatham University (RB) Series A
5.000%, 09/01/17	1,010	1,148
5.000%, 09/01/19	610	699
4.000%, 09/01/15	920	982
Commonwealth of Pennsylvania (GO)
Fourth Series
5.000%, 07/01/14	1,800	1,951
Commonwealth of Pennsylvania (GO)
Third Series A
5.000%, 07/15/18	1,695	2,066
Dauphin County (GO)
5.000%, 11/15/18	1,015	1,202
Montgomery County Higher Education & Health
Authority, Abington Memorial
Hospital (RB) Series A
5.000%, 06/01/15	1,000	1,109
Penn Hills School District (GO) (AGM)
3.750%, 10/01/15	1,100	1,103
Pennsylvania Higher Educational Facilities
Authority, University of Pennsylvania Health
Systems (RB) Series A (AMBAC)
5.000%, 08/15/19	1,000	1,098
Philadelphia (RB) Series A (AMBAC)
5.000%, 08/01/13	830	864
Philadelphia Parking Authority,
Airport Parking (RB)
5.000%, 09/01/12	1,000	1,000
Pittsburgh Public Schools (GO) Series B (AGM)
5.000%, 09/01/16	1,635	1,876

		15,098

South Carolina — 0.5%
South Carolina State Public Service Authority
(RB) Series A (AGM)
5.000%, 01/01/13	725	736

South Dakota — 0.7%
South Dakota Health & Educational Facilities
Authority, Regional Health (RB)
5.000%, 09/01/15	1,000	1,095

See Notes to Schedules of Investments.
82

	Par (000)	Value (000)

MUNICIPAL BONDS — continued
Tennessee — 2.3%
Memphis (RB)
5.000%, 12/01/14	$3,115	$3,430

Texas — 13.3%
Dallas Independent School
District (GO) (PSF-GTD)
5.000%, 02/15/18	2,500	3,019
Frisco (GO) (NATL-RE)
5.000%, 02/15/16	1,685	1,941
Harris County Cultural Education Facilities
Finance Corporation, Methodist Hospital
System (RB)
5.000%, 06/01/14	2,500	2,684
Harris County Health Facilities Development
Corporation, Methodist Hospital System (RB)
Series A-1 (VRDN)
0.170%, 09/04/12	1,500	1,500
Houston Health Facilities Development
Corporation, Buckingham Senior Living
Community, Inc. Project, Prerefunded 2/15/14
@ 101 (RB) Series A
7.125%, 02/15/14	1,000	1,106
Katy Independent School District, School
Building (GO) Series A (PSF-GTD) (DD)
5.000%, 02/15/21	2,000	2,485
Texas (GO) Series A
5.000%, 10/01/17	500	604
Texas (GO) Series B
5.000%, 04/01/17	3,025	3,603
Texas Transportation Commission (RB)
5.000%, 04/01/13	1,000	1,027
University of Texas System (RB) Series A
5.000%, 08/15/21	1,400	1,771

		19,740

Utah — 0.8%
Nebo School District, School Building (GO)
5.000%, 07/01/19	1,000	1,233

Virginia — 1.8%
Fairfax County Industrial Development Authority,
INOVA Health System Project (RB) Series C-1
(SBPA - JPMorgan Chase Bank) (VRDN)
0.180%, 09/04/12	1,000	1,000
Tobacco Settlement Financing Corporation,
Prerefunded 6/01/15 @ 100 (RB)
5.625%, 06/01/15	1,425	1,625

		2,625

Washington — 4.0%
Energy Northwest, Project 3 (RB) Series A
5.000%, 07/01/18	1,985	2,418
Washington (GO)
Series 2011-A
5.000%, 01/01/15	1,000	1,105
5.000%, 01/01/18	2,000	2,409

		5,932

	Par (000)	Value (000)

Puerto Rico — 4.3%
Commonwealth of Puerto Rico, Public
Improvement (GO) Series A (NATL-RE IBC)
5.500%, 07/01/19	$1,255	$1,406
Puerto Rico Electric Power
Authority (RB) Series KK (NATL-RE)
5.500%, 07/01/16	1,000	1,125
Puerto Rico Electric Power
Authority (RB) Series TT
5.000%, 07/01/17	1,125	1,252
Puerto Rico Electric Power
Authority (RB) Series UU (NATL-RE)
5.000%, 07/01/19	1,335	1,492
Puerto Rico Highway & Transportation
Authority (RB) Series Y
6.250%, 07/01/13	1,000	1,044

		6,319

Total Municipal Bonds
(Cost $141,870)		146,458

	Number of Shares

AFFILIATED MONEY MARKET FUND — 0.4%
PNC Tax Exempt Money Market Fund,
Class I†##	576,979	577

Total Affiliated Money Market Fund
(Cost $577)		577

TOTAL INVESTMENTS — 99.4%
(Cost $142,447)*		147,035

Other Assets & Liabilities – 0.6%		924

TOTAL NET ASSETS — 100.0%		$147,959

*	Aggregate cost for Federal income tax purposes is (000) $ 142,447.

Gross unrealized appreciation (000)	$4,657
Gross unrealized depreciation (000)	(69)

Net unrealized appreciation (000)	$4,588

†	See Note 2 in Notes to Schedules of Investments.
##	All or a portion of the security was held as collateral for when-issued securities or delayed-delivery transactions.

Please see Investment Abbreviations and Definitions on Page 104.

See Notes to Schedules of Investments.
83

PNC Tax Exempt Limited Maturity Bond Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Affiliated Money Market Fund	$577	$–	$–	$577
Municipal Bonds	–	146,458	–	146,458

Total Assets - Investments in Securities	$577	$146,458	$–	$147,035

See Notes to Schedules of Investments.
84

PNC Government Money Market Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 57.5%
Federal Farm Credit Bank — 11.2%
Federal Farm Credit Bank
0.180%, 01/02/13	$12,000	$11,999
1.750%, 02/21/13	9,100	9,167
0.220%, 04/16/13	5,400	5,401
Federal Farm Credit Bank (FRN)
0.200%, 09/28/12	9,000	9,000
0.259%, 10/12/12	10,000	10,001
0.259%, 12/13/12	2,000	2,001
0.256%, 03/06/13	9,000	9,001
0.200%, 04/02/13	10,500	10,500
0.200%, 07/02/13	10,000	10,000
0.185%, 07/29/13	9,400	9,401
0.256%, 08/22/13	9,400	9,408
0.230%, 11/18/13	9,400	9,400

		105,279

Federal Home Loan Bank — 15.6%
Federal Home Loan Bank
0.220%, 09/12/12	5,800	5,800
1.625%, 09/26/12	10,175	10,185
0.200%, 11/14/12	10,000	10,001
0.180%, 11/14/12	9,300	9,300
0.200%, 11/15/12	10,000	10,001
0.180%, 11/21/12	4,600	4,600
0.170%, 02/06/13	6,600	6,600
0.190%, 02/15/13	9,000	8,999
0.125%, 03/05/13	10,400	10,396
1.625%, 03/20/13	10,500	10,583
Federal Home Loan Bank (DN)
0.120%, 09/24/12	15,000	14,999
0.150%, 11/02/12	10,800	10,797
0.162%, 11/14/12	4,000	3,999
Federal Home Loan Bank (FRN)
0.210%, 04/09/13	10,000	10,000
0.190%, 07/25/13	10,000	10,000
0.160%, 07/25/13	10,000	9,997

		146,257

Federal Home Loan Mortgage Corporation — 15.2%
Federal Home Loan Mortgage Corporation
0.515%, 11/26/12	10,800	10,809
1.625%, 04/15/13	11,000	11,095
Federal Home Loan Mortgage Corporation (DN)
0.100%, 09/17/12	11,100	11,099
0.165%, 10/02/12	7,000	6,999
0.130%, 10/05/12	14,000	13,998
0.175%, 10/09/12	8,000	7,999
0.150%, 10/22/12	23,000	22,995
0.155%, 10/29/12	9,000	8,998
Federal Home Loan Mortgage Corporation (FRN)
0.320%, 01/10/13	17,000	17,010
0.310%, 01/24/13	6,000	6,004
0.197%, 03/21/13	16,277	16,281
0.214%, 11/04/13	4,700	4,701
Federal Home Loan Mortgage Corporation (FRN) (MTN)
0.186%, 11/02/12	4,100	4,100

		142,088

	Par (000)	Value (000)

Federal National Mortgage Association — 15.5%
Federal National Mortgage Association
0.625%, 09/24/12	$24,465	$24,472
4.375%, 03/15/13	9,600	9,816
3.250%, 04/09/13	7,128	7,259
Federal National Mortgage Association (DN)
0.150%, 09/26/12	18,000	17,998
0.155%, 10/31/12	12,610	12,607
0.127%, 11/14/12	9,100	9,098
0.185%, 01/07/13	10,000	9,993
Federal National Mortgage Association (FRN)
0.330%, 12/03/12	24,100	24,110
0.267%, 12/20/12	10,000	10,004
0.400%, 02/01/13	10,300	10,310
0.345%, 05/17/13	9,100	9,110

		144,777

Total U.S. Government Agency Obligations
(Cost $538,401)		538,401

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Notes — 3.2%
1.375%, 02/15/13	10,000	10,052
0.625%, 01/31/13	9,500	9,519
0.375%, 10/31/12	10,000	10,004

Total U.S. Treasury Obligations
(Cost $29,575)		29,575

	Number of Shares

MONEY MARKET FUND — 0.1%
Invesco Government & Agency Portfolio	1,000,000	1,000

Total Money Market Fund
(Cost $1,000)		1,000

AFFILIATED MONEY MARKET FUND — 1.6%
PNC Advantage Institutional Government Money
Market Fund, Institutional Shares†	15,016,999	15,017

Total Affiliated Money Market Fund
(Cost $15,017)		15,017

	Par (000)

REPURCHASE AGREEMENTS — 38.3%

Deutsche Bank Securities, Inc.
0.210% (dated 08/31/12, due 09/04/12,repurchase price $75,001,750, collateralized by Government National Mortgage Association Bond, 4.000%, due 08/15/41, total value $76,500,001)	$75,000	75,000

See Notes to Schedules of Investments.
85

PNC Government Money Market Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

REPURCHASE AGREEMENTS — continued

Goldman Sachs & Co.

0.200% (dated 08/31/12, due 09/04/12,repurchase price $85,001,889, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bonds, 3.000% to 5.000%, due 07/01/32 to 11/01/40, total value $86,700,001)	$85,000	$85,000

HSBC Securities USA

0.200% (dated 08/31/12, due 09/04/12,repurchase price $77,001,711, collateralized by Federal National Mortgage Association Bonds, 4.000% to 6.000%, due 08/01/37 to 03/01/42, total value $78,541,199)	77,000	77,000

Merrill Lynch Pierce Fenner and Smith

0.200% (dated 08/31/12, due 09/04/12,repurchase price $67,001,489, collateralized by Federal Farm Credit Bank Bonds, Federal Home Loan Bank Bonds, Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds, 0.240% to 4.500%, due 04/26/13 to 05/14/32, total value $68,340,587)	67,000	67,000

RBS Securities, Inc.

0.180% (dated 08/31/12, due 09/04/12,repurchase price $51,001,020, collateralized by U.S. Treasury Note, 1.000%, due 08/31/19, total value $52,021,592)	51,000	51,000

UBS Securities LLC

0.200% (dated 08/31/12, due 09/04/12, repurchase price $3,509,078, collateralized by Federal Home Loan Bank Bond, 0.400%, due 08/21/14, total value $3,583,534)	3,509	3,509

Total Repurchase Agreements
(Cost $358,509)		358,509

TOTAL INVESTMENTS — 100.7%
(Cost $942,502)*		942,502

Other Assets & Liabilities – (0.7)%		(6,780)

TOTAL NET ASSETS — 100.0%		$935,722

*	Also cost for Federal income tax purposes.
†	See Note 2 in Notes to Schedules of Investments.

Please see Investment Abbreviations and Definitions on Page 104.

See Notes to Schedules of Investments.
86

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Affiliated Money Market Fund	$15,017	$–	$–	$15,017

Money Market Fund	1,000	–	–	1,000

Repurchase Agreements	–	358,509	–	358,509

U.S. Government Agency Obligations	–	538,401	–	538,401

U.S. Treasury Obligations	–	29,575	–	29,575

Total Assets - Investments in Securities	$16,017	$926,485	$–	$942,502

See Notes to Schedules of Investments.
87

PNC Money Market Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

ASSET BACKED SECURITIES — 1.8%
Automotive — 1.8%
Bank of America Auto Trust,
Series 2012-1, Cl A1
0.269%, 04/15/13	$2,902	$2,902
Ford Credit Auto Owner Trust,
Series 2012-B, Cl A1
0.313%, 05/15/13 144A	1,423	1,423
Ford Credit Auto Owner Trust,
Series 2012-C, Cl A1
0.272%, 08/15/13 144A	6,174	6,174
Honda Auto Receivables Owner Trust,
Series 2012-1, Cl A1
0.413%, 03/15/13	1,004	1,004
Honda Auto Receivables Owner Trust,
Series 2012-2, Cl A1
0.301%, 05/15/13	3,524	3,524
Hyundai Auto Lease Securitization Trust,
Series 2012-A, Cl A1
0.384%, 06/17/13 144A	4,857	4,857
Hyundai Auto Receivables Trust,
Series 2012-B, Cl A1
0.293%, 07/15/13	2,968	2,969
Mercedes-Benz Auto Lease Trust,
Series 2012-A, Cl A1
0.344%, 04/15/13	2,448	2,448
Volkswagen Auto Lease Trust,
Series 2012-A, Cl A1
0.332%, 06/20/13	5,151	5,151
Volkswagen Auto Loan Enhanced Trust,
Series 2012-1, Cl A1
0.439%, 01/22/13	242	242

Total Asset Backed Securities
(Cost $30,694)		30,694

CERTIFICATES OF DEPOSIT — 5.8%
Yankee — 5.8%
Bank of Nova Scotia Houston
0.280%, 01/28/13	11,000	11,000
Canadian Imperial Bank of Commerce NY (FRN)
0.340%, 11/26/12	18,600	18,600
Credit Suisse NY
0.340%, 09/17/12	16,201	16,201
Rabobank Nederland NV NY
0.510%, 10/04/12	7,000	7,000
Royal Bank of Canada NY
0.520%, 01/31/13	10,000	10,003
Royal Bank of Canada NY (FRN)
0.488%, 03/11/13	8,000	8,001
Svenska Handelsbanken NY
0.520%, 09/07/12	3,500	3,500
Toronto Dominion Bank NY
0.300%, 01/25/13	18,000	18,000
Westpac Banking NY (FRN)
0.442%, 02/04/13	1,900	1,900
0.522%, 08/02/13	3,500	3,500

Total Certificates of Deposit
(Cost $97,705)		97,705

	Par (000)	Value (000)

ASSET BACKED COMMERCIAL PAPER† — 13.1%
Financial Services — 13.1%
Alpine Securitization
0.200%, 09/05/12	$12,000	$12,000
0.200%, 09/25/12	22,000	21,997
Chariot Funding LLC
0.200%, 09/13/12	23,500	23,498
Fairway Finance LLC
0.190%, 10/19/12	10,570	10,567
0.190%, 10/25/12	23,000	22,994
Liberty Street Funding LLC
0.170%, 10/02/12	16,500	16,498
Old Line Funding LLC
0.180%, 09/18/12	10,000	9,999
0.170%, 10/03/12	23,500	23,497
Regency Market No. 1 LLC
0.210%, 09/17/12	15,000	14,999
Sheffield Receivables
0.170%, 09/07/12	5,000	5,000
0.190%, 09/19/12	20,000	19,998
Straight-A Funding LLC
0.180%, 09/05/12	28,000	27,999
0.180%, 10/10/12	3,563	3,562
Variable Funding Capital LLC
0.160%, 09/20/12	9,250	9,249

Total Asset Backed Commercial Paper
(Cost $221,857)		221,857

COMMERCIAL PAPER† — 35.3%
Banks — 24.3%
Australia & New Zealand Banking Group
0.200%, 11/09/12	15,000	14,994
0.300%, 01/30/13	17,400	17,378
Bank of Nova Scotia
0.330%, 12/12/12	6,000	5,994
Barclays US Funding
0.130%, 09/11/12	9,000	9,000
Canadian Imperial Bank of Commerce
0.150%, 11/14/12	14,000	14,000
Commonwealth Bank of Australia
0.250%, 09/17/12	17,800	17,798
0.350%, 11/30/12	18,000	17,984
Deutsche Bank Financial LLC
0.170%, 09/12/12	4,000	4,000
0.160%, 09/13/12	26,000	25,999
DnB Bank ASA
0.320%, 09/24/12	7,000	6,999
0.450%, 09/24/12	7,100	7,098
0.310%, 10/12/12	8,800	8,797
0.230%, 11/21/12	11,000	10,994
HSBC USA
0.310%, 10/22/12	17,500	17,492
0.300%, 11/05/12	7,500	7,496
0.320%, 12/26/12	8,000	7,992
National Australia Funding Delaware
0.205%, 09/04/12	18,000	18,000
0.320%, 11/01/12	18,000	17,990
Nordea North America
0.230%, 09/07/12	3,850	3,850
0.330%, 10/15/12	14,900	14,894
0.285%, 01/07/13	4,000	3,996
0.400%, 01/14/13	10,400	10,384

See Notes to Schedules of Investments.
88

	Par (000)	Value (000)

COMMERCIAL PAPER† — continued
Banks — continued
Oversea-Chinese Banking
0.240%, 10/18/12	$16,500	$16,495
Rabobank USA Financial
0.310%, 09/04/12	11,400	11,400
0.280%, 09/24/12	7,000	6,999
0.410%, 11/05/12	3,900	3,897
0.370%, 11/09/12	3,000	2,998
0.470%, 01/28/13	2,600	2,595
Svenska Handelsbanken
0.300%, 09/18/12	3,500	3,499
0.290%, 10/24/12	10,150	10,146
0.370%, 01/28/13	16,800	16,774
Toronto Dominion Holdings USA
0.160%, 10/12/12	10,000	9,998
UOB Funding LLC
0.240%, 09/11/12	8,000	7,999
0.280%, 11/02/12	10,500	10,495
0.260%, 11/26/12	7,000	6,996
0.270%, 11/26/12	9,400	9,394
Westpac Banking
0.210%, 09/05/12	3,500	3,500
0.220%, 09/05/12	6,750	6,750
0.300%, 11/02/12	18,400	18,390

		411,454

Consumer Staples — 0.5%
Nestle Capital
0.220%, 10/15/12	8,000	7,998

Financial Services — 5.6%
American Honda Finance
0.180%, 09/21/12	13,400	13,399
0.180%, 09/24/12	20,400	20,397
General Electric Capital
0.200%, 09/07/12	9,000	9,000
0.300%, 11/19/12	3,000	2,998
0.300%, 12/11/12	14,000	13,988
Novartis Finance
0.140%, 09/04/12	9,000	9,000
Paccar Financial
0.200%, 09/17/12	1,190	1,190
0.190%, 10/25/12	3,100	3,099
Toyota Credit Canada
0.190%, 09/21/12	11,000	10,999
Toyota Motor Credit
0.190%, 10/15/12	11,000	10,997

		95,067

Food, Beverage & Tobacco — 2.0%
Coca-Cola
0.190%, 09/24/12	8,000	7,999
0.220%, 10/05/12	10,000	9,998
0.210%, 11/08/12	3,050	3,049
0.260%, 02/01/13	12,500	12,486

		33,532

Healthcare — 1.7%
Catholic Health Initiatives
0.300%, 09/18/12	5,000	5,000
0.300%, 10/02/12	5,200	5,200

	Par (000)	Value (000)
Sanofi Aventis
0.180%, 09/14/12	$18,000	$17,999

		28,199

Insurance — 0.6%
New York Life Capital
0.170%, 09/05/12	5,000	5,000
0.170%, 11/13/12	5,000	4,998

		9,998

Sovereign Agency — 0.6%
Kreditanstalt Fur Wiederaufbau
International Finance (Germany)
0.200%, 09/13/12	11,000	10,999

Total Commercial Paper
(Cost $597,247)		597,247

CORPORATE BONDS — 3.6%
Automotive — 0.9%
Toyota Motor Credit (MTN)
0.532%, 07/25/13	14,500	14,500

Banks — 1.6%
Wachovia (MTN)
5.500%, 05/01/13	16,400	16,944
Wells Fargo
5.250%, 10/23/12	9,322	9,383

		26,327

Financial Services — 0.5%
General Electric Capital
2.000%, 09/28/12	9,312	9,324

Insurance — 0.6%
Berkshire Hathaway
2.125%, 02/11/13	10,000	10,076

Total Corporate Bonds
(Cost $60,227)		60,227

FUNDING AGREEMENT — 1.1%
New York Life Funding Agreement (FRN)
0.468%, 06/14/13 (A)	18,000	18,000

Total Funding Agreement
(Cost $18,000)		18,000

MUNICIPAL SECURITIES — 15.0%
Connecticut — 1.9%
Connecticut Health & Educational Facility
Authority, Yale University (RB)
Series U (VRDN)
0.150%, 09/07/12	32,540	32,540

Michigan — 0.9%
University of Michigan (RB) Series B (VRDN)
0.240%, 09/07/12	15,300	15,300

See Notes to Schedules of Investments.
89

PNC Money Market Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

Mississippi — 1.1%
Mississippi Business Finance Corporation, Chevron USA Inc. Project (RB) Series C (VRDN)
0.170%, 09/04/12	$9,180	$9,180
0.160%, 09/07/12	9,000	9,000

		18,180

North Carolina — 1.0%
University of North Carolina at Chapel Hill (RB) Series C (VRDN)
0.150%, 09/07/12	17,495	17,495

Ohio — 4.0%
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System (RB) Series B-4 (VRDN)
0.170%, 09/04/12	12,900	12,900
Ohio State Common Schools (GO) Series A (VRDN)
0.160%, 09/07/12	22,265	22,265
Ohio State Common Schools (GO) Series B (VRDN)
0.160%, 09/07/12	5,360	5,360
Ohio State University (RB) Series B (VRDN)
0.160%, 09/07/12	8,000	8,000
0.140%, 09/07/12	19,380	19,380

		67,905

Texas — 4.2%
Houston Higher Education Finance, Rice University Project (RB) Series A (VRDN)
0.170%, 09/04/12	5,700	5,700
Houston Higher Education Finance, Rice University Project (RB) Series B (VRDN)
0.160%, 09/07/12	4,500	4,500
0.150%, 09/04/12	4,700	4,700
Lower Neches Valley Authority Industrial Development, ExxonMobil Project (RB) Series A (VRDN)
0.170%, 09/04/12	30,300	30,300
Red River Education Financing Corporation, Texas Christian University Project (RB) (VRDN)
0.180%, 09/07/12	9,600	9,600
0.170%, 09/07/12	16,000	16,000

		70,800

Virginia — 1.4%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series B (VRDN)
0.140%, 09/07/12	10,800	10,800
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series E (VRDN)
0.140%, 09/07/12	13,400	13,400

		24,200

	Par (000)	Value (000)

Wyoming — 0.5%
Uinta County, Chevron USA, Inc. Project (RB) (VRDN)
0.170%, 09/04/12	$7,500	$7,500

Total Municipal Securities
(Cost $253,920)		253,920

U.S. TREASURY OBLIGATIONS — 5.3%
U.S. Treasury Notes — 5.3%
1.375%, 10/15/12	15,000	15,023
1.375%, 09/15/12	15,000	15,007
1.375%, 02/15/13	14,000	14,073
0.625%, 12/31/12	15,000	15,023
0.500%, 11/30/12	15,000	15,013
0.375%, 10/31/12	15,000	15,006

Total U.S. Treasury Obligations
(Cost $89,145)		89,145

REPURCHASE AGREEMENTS — 19.7%

Deutsche Bank Securities, Inc.
0.210% (dated 08/31/12, due 09/04/12, repurchase price $75,001,750, collateralized by Government National Mortgage Association Bond, 4.000%, due 08/15/41, total value $76,500,001)	75,000	75,000
Goldman Sachs & Co.
0.200% (dated 08/31/12, due 09/04/12, repurchase price $78,001,733, collateralized by Federal Home Loan Mortgage Corporation Bonds, 3.000% to 4.000%, due 06/01/26 to 02/01/27, total value $79,560,000)	78,000	78,000
HSBC Securities USA
0.200% (dated 08/31/12, due 09/04/12, repurchase price $70,001,556, collateralized by Federal Home Loan Bank Bonds and Government National Mortgage Association Bond, 0.500% to 4.000%, due 11/20/15 to 09/15/41, total value $71,400,668)	70,000	70,000
Merrill Lynch Pierce Fenner and Smith
0.200% (dated 08/31/12, due 09/04/12, repurchase price $66,001,467, collateralized by Federal Home Loan Bank Bonds, Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 0.500% to 8.200%, due 01/15/14 to 11/15/30, total value $67,320,786)	66,000	66,000
RBS Securities, Inc.
0.180% (dated 08/31/12, due 09/04/12, repurchase price $41,000,820, collateralized by U.S. Treasury Note, 1.000%, due 08/31/19, total value $41,823,811)	41,000	41,000

See Notes to Schedules of Investments.
90

	Par (000)	Value (000)

REPURCHASE AGREEMENTS — continued
UBS Securities LLC

0.200% (dated 08/31/12, due 09/04/12, repurchase price $3,164,070, collateralized by Federal Home Loan Bank Bond and Federal National Mortgage Association Bond, 0.400% to 0.700%, due 08/21/14 to 03/26/15, total value $3,227,362)	$3,164	$3,164

Total Repurchase Agreements
(Cost $333,164)		333,164

TOTAL INVESTMENTS — 100.7%
(Cost $1,701,959)*		1,701,959

Other Assets & Liabilities – (0.7)%		(11,997)

TOTAL NET ASSETS — 100.0%		$1,689,962

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
(A)	Illiquid Security. Total value of illiquid securities is $18,000 (000) and represents 1.1% of net assets as of August 31, 2012.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $12,454 (000) and represents 0.7% of net assets as of August 31, 2012.

Please see Investment Abbreviations and Definitions on Page 104.

See Notes to Schedules of Investments.
91

PNC Money Market Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Asset Backed Commercial Paper	$–	$221,857	$–	$221,857

Asset Backed Securities	–	30,694	–	30,694

Certificates of Deposit	–	97,705	–	97,705

Commercial Paper	–	597,247	–	597,247

Corporate Bonds	–	60,227	–	60,227

Funding Agreement	–	18,000	–	18,000

Municipal Securities	–	253,920	–	253,920

Repurchase Agreements	–	333,164	–	333,164

U.S. Treasury Obligations	–	89,145	–	89,145

Total Assets - Investments in Securities	$–	$1,701,959	$–	$1,701,959

See Notes to Schedules of Investments.
92

PNC Ohio Municipal Money Market F und
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL SECURITIES — 99.7%
Ohio — 96.8%
Allen County Hospital Facilities, Catholic
Healthcare Partners (RB) Series A
(LOC - Bank of America) (VRDN)
0.210%, 09/04/12	$6,700	$6,700
Allen County Hospital Facilities, Catholic
Healthcare Partners (RB) Series B
(LOC - JPMorgan Chase Bank) (VRDN)
0.180%, 09/04/12	13,300	13,300
Avon Local School District (BAN) (GO)
1.000%, 12/13/12	1,670	1,672
Cleveland-Cuyahoga County Port Authority,
Cleveland Museum of Art Project (RB)
Series D (SBPA - JP Morgan Chase Bank)
(VRDN)
0.170%, 09/07/12	6,300	6,300
Columbus (TAN) (GO) Series 1
2.000%, 11/29/12	5,000	5,022
Columbus School District (BAN) (GO)
1.000%, 11/30/12	1,325	1,327
Columbus School District, Prerefunded 6/01/13
@100 (GO) (FGIC)
5.000%, 06/01/13	4,930	5,106
Cuyahoga Falls (BAN) (GO)
1.000%, 12/06/12	2,000	2,002
Fairfield Township (BAN) (GO)
1.750%, 06/06/13	1,250	1,261
Franklin County Hospital Facilities, OhioHealth
Corporation (RB) Series B
0.250%, 07/09/13	3,000	3,000
Franklin County Hospital Facilities, OhioHealth
Corporation (RB) Series B
(SBPA - Barclays Bank PLC) (VRDN)
0.160%, 09/07/12	2,600	2,600
Franklin County Hospital Improvement,
Nationwide Children’s Hospital Project (RB)
Series B (VRDN)
0.160%, 09/07/12	6,800	6,800
Franklin County, Holy Cross Health Systems
Corporation (RB) (VRDN)
0.140%, 09/07/12	5,600	5,600
Lake County (BAN) (GO)
1.000%, 07/23/13	1,425	1,433
Logan County (BAN) (GO)
1.500%, 11/08/12	3,400	3,403
Lucas County (BAN) (GO)
1.000%, 07/18/13	2,535	2,549
Montgomery County, Catholic Health Initiatives
(RB) Series B-1 (SBPA - Bank of New York
Mellon) (VRDN)
0.190%, 09/07/12	12,800	12,800
Montgomery County, Miami Valley Hospital
(RB) Series B (SBPA - JPMorgan Chase Bank)
(VRDN)
0.180%, 09/04/12	800	800
Montgomery County, Miami Valley Hospital
(RB) Series C (SBPA - Wells Fargo Bank)
(VRDN)
0.160%, 09/04/12	5,950	5,950

	Par (000)	Value (000)
Ohio Air Quality Development Authority
Pollution Control, FirstEnergy Nuclear
Generation Project (RB) Series B (LOC - Bank of Nova Scotia) (VRDN)
0.170%, 09/04/12	$2,000	$2,000
Ohio Air Quality Development Authority
Pollution Control, FirstEnergy Nuclear
Generation Project (RB) Series B (LOC - Wells
Fargo Bank) (VRDN)
0.200%, 09/07/12	3,500	3,500
Ohio Higher Educational Facility Commission,
Case Western Reserve University 2002 Project
(RB) Series A (SBPA - Wells Fargo Bank)
(VRDN)
0.210%, 09/04/12	4,655	4,655
Ohio Higher Educational Facility Commission,
Case Western Reserve University Project (RB)
Series B-1 (LOC - U.S. Bank) (VRDN)
0.190%, 09/04/12	2,500	2,500
Ohio Higher Educational Facility Commission,
Case Western Reserve University Project (RB)
Series B-2 (LOC - U.S. Bank) (VRDN)
0.210%, 09/04/12	3,000	3,000
Ohio Higher Educational Facility Commission,
Cleveland Clinic Health System (RB) Series
B-4 (VRDN)
0.170%, 09/04/12	7,520	7,520
Ohio Higher Educational Facility Commission,
Marietta College 2007 Project (RB) (LOC—JP
Morgan Chase Bank) (VRDN)
0.170%, 09/07/12	4,945	4,945
Ohio Higher Educational Facility Commission,
Oberlin College 2008 Project (RB) (SBPA -
U.S. Bank NA) (VRDN)
0.190%, 09/07/12	3,800	3,800
Ohio Higher Educational Facility Commission,
Xavier University 2000 Project (RB) (LOC -
U.S. Bank) (VRDN)
0.130%, 09/07/12	1,000	1,000
Ohio Higher Educational Facility Commission,
Xavier University 2008 Project (RB) Series A
(LOC - U.S. Bank) (VRDN)
0.130%, 09/07/12	3,800	3,800
Ohio State (GO) Series B (VRDN)
0.160%, 09/07/12	4,700	4,700
Ohio State (GO) Series C (VRDN)
0.140%, 09/07/12	1,775	1,775
Ohio State University (RB) (VRDN)
0.120%, 09/07/12	5,800	5,800
Ohio State University (RB) Series E (VRDN)
0.160%, 09/07/12	5,000	5,000
Ohio State Water Development Authority, Fresh
Water Project (RB) Series B
4.250%, 06/01/13	2,000	2,060
Wyoming City School District, School
Improvement (BAN) (GO)
1.500%, 10/23/12	5,000	5,007

		148,687

See Notes to Schedules of Investments.	93

PNC Ohio Municipal Money Market Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL SECURITIES — continued
Puerto Rico — 2.9%
Commonwealth of Puerto Rico, Public Improvement (GO) Series C-5-2 (LOC - Barclays Bank PLC) (AGM) (VRDN)
0.140%, 09/07/12	$4,500	$4,500

Total Municipal Securities
(Cost $153,187)		153,187

TOTAL INVESTMENTS — 99.7%
(Cost $153,187)*		153,187

Other Assets & Liabilities – 0.3%		477

TOTAL NET ASSETS — 100.0%		$153,664

*	Also cost for Federal income tax purposes.

Please see Investment Abbreviations and Definitions on Page 104.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Municipal Securities	$–	$153,187	$–	$153,187

Total Assets - Investments in Securities	$–	$153,187	$–	$153,187

See Notes to Schedules of Investments.
94

PNC Pennsylvania Tax Exempt Money Market Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL SECURITIES — 99.4%
Pennsylvania — 99.4%
Bucks County Industrial Development Authority,
Grand View Hospital (RB) Series A
(LOC - TD Bank) (VRDN)
0.150%, 09/07/12	$1,000	$1,000
Commonwealth of Pennsylvania (GO) Series A
5.000%, 02/15/13	1,985	2,028
Delaware County Industrial Development
Authority, Resource Recovery Facilities (RB)
Series G (VRDN)
0.160%, 09/07/12	2,500	2,500
Delaware County Industrial Development
Authority, United Parcel Service
Project (RB) (VRDN)
0.200%, 09/04/12	3,000	3,000
Emmaus General Authority (RB) Sub-Series B-24
(LOC - U.S. Bank) (VRDN)
0.170%, 09/07/12	300	300
Erie Water Authority (RB) Series B
(LOC - Federal Home Loan Bank) (AGM)
2.500%, 06/01/13	2,000	2,030
Geisinger Authority, Geisinger Health System
(RB) Series B (SBPA—U.S. Bank) (VRDN)
0.180%, 09/04/12	400	400
Geisinger Authority, Geisinger Health System
(RB) (SBPA - Bank of America) (VRDN)
0.160%, 09/04/12	2,000	2,000
Haverford Township School District (GO)
(LOC - TD Bank) (VRDN)
0.180%, 09/07/12	1,140	1,140
Lancaster County Hospital Authority, Masonic
Homes Project (RB) Series D
(LOC - JPMorgan Chase Bank) (VRDN)
0.210%, 09/04/12	3,020	3,020
Lower Merion Township School District, Capital
Project (GO) Series B
(LOC - U.S. Bank) (VRDN)
0.150%, 09/07/12	5,200	5,200
Northampton County General Purpose Authority,
Lafayette College (RB) Series A
(SBPA - TD Bank) (VRDN)
0.180%, 09/07/12	1,500	1,500
Northampton County General Purpose Authority,
Lehigh University (RB) (SBPA - TD Bank)
(VRDN)
0.170%, 09/07/12	1,000	1,000
Northampton County Higher Education
Authority, Lehigh University (RB) Series A
(SBPA - Wells Fargo) (VRDN)
0.160%, 09/07/12	1,500	1,500
Pennsylvania Higher Educational Facilities
Authority, Drexel University (RB) Series B
(LOC - Wells Fargo Bank) (VRDN)
0.170%, 09/07/12	1,810	1,810
Philadelphia (GO) Series B (LOC - Royal Bank of
Canada) (VRDN)
0.150%, 09/07/12	6,000	6,000
Philadelphia Gas Works (RB) Eighth Series B
(LOC - Wells Fargo Bank) (VRDN)
0.150%, 09/07/12	2,000	2,000

	Par (000)	Value (000)
Philadelphia Gas Works (RB) Fifth Series A-2
(LOC - JP Morgan Chase Bank) (VRDN)
0.170%, 09/07/12	$3,000	$3,000
Philadelphia Hospitals & Higher Education
Facilities Authority, Children’s Hospital of
Philadelphia Project (RB) (SBPA - Wells Fargo
Bank) (VRDN)
0.180%, 09/04/12	660	660
Philadelphia Hospitals & Higher Education
Facilities Authority, Children’s Hospital of
Philadelphia Project (RB) Series A
(SPBA - Bank of America) (VRDN)
0.180%, 09/04/12	2,300	2,300
Philadelphia School District (GO) Series F
(LOC - Barclays Bank PLC) (VRDN)
0.160%, 09/07/12	5,500	5,500
Philadelphia School District (GO) Series G
(LOC - Wells Fargo Bank) (VRDN)
0.150%, 09/07/12	1,800	1,800
Phoenixville Borough (GO)
2.000%, 11/15/12	1,220	1,224
Pittsburgh Water & Sewer Authority (RB)
Sub-Series C-1C (LOC - Washington Federal
Savings Bank & Federal Home Loan Bank)
(AGM)
0.450%, 09/01/12	3,500	3,500
St. Mary Hospital Authority, Catholic Health
Initiatives (RB) Series C (VRDN)
0.190%, 09/07/12	4,600	4,600
Tredyffrin Township (GO)
1.000%, 11/15/12	985	986
University of Pittsburgh, Pittsburgh Asset Notes
(RN)
2.000%, 07/02/13	2,000	2,029
Washington County Authority, University of
Pennsylvania Project (RB) (VRDN)
0.160%, 09/07/12	2,910	2,910

Total Municipal Securities
(Cost $64,937)		64,937

TOTAL INVESTMENTS — 99.4%
(Cost $64,937)*		64,937

Other Assets & Liabilities – 0.6%		375

TOTAL NET ASSETS - 100.0%		$65,312

*	Also cost for Federal income tax purposes.

Please see Investment Abbreviations and Definitions on Page 104.

See Notes to Schedules of Investments.	95

PNC Pennsylvania Tax Exempt Money Market Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Municipal Securities	$–	$64,937	$–	$64,937

Total Assets - Investments in Securities	$–	$64,937	$–	$64,937

See Notes to Schedules of Investments.
96

PNC Tax Exempt Money Market Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL SECURITIES — 99.2%
Colorado — 1.1%
Colorado Housing & Finance Authority (RB)
Series I-B3 (LOC — Federal National Mortgage
Association and Federal Home Loan Mortgage
Corporation) (VRDN)
0.180%, 09/07/12	$8,050	$8,050

Connecticut — 0.6%
Connecticut State Health & Educational Facility
Authority, Yale University (RB) Series V-1
(VRDN)
0.150%, 09/04/12	4,400	4,400

District of Columbia — 1.9%
District of Columbia, Georgetown University
(RB) Series C (LOC -TD Bank) (VRDN)
0.130%, 09/07/12	13,500	13,500

Florida — 0.4%
Citizens Property Insurance, High Risk (RB)
Series A-1
5.000%, 06/01/13	2,470	2,552

Idaho — 0.7%
Idaho (GO) (TAN)
2.000%, 06/28/13	5,000	5,074

Illinois — 1.3%
Du Page Cook & Will Counties Community
College District No. 502, Prerefunded
06/01/13 @100 (GO) Series A
5.250%, 06/01/13	3,980	4,129
Illinois State Unemployment Insurance Fund
Building Receipts (RB) Series A
2.000%, 06/15/13	5,000	5,068

		9,197

Indiana — 0.7%
Indiana Finance Authority, State Revolving
Fund Program (RB) Series A
4.000%, 02/01/13	2,500	2,539
Purdue University, Student Facilities System (RB)
Series A (VRDN)
0.160%, 09/07/12	2,435	2,435

		4,974

Iowa—1.5%
Iowa City (RB) (SBPA - U.S. Bank) (VRDN)
0.210%, 09/04/12	8,815	8,815
Iowa Higher Education Loan Authority, Private
Education Capital Loan Program-Morningside
College (RN) Series C (LOC - U.S. Bank)
2.000%, 05/16/13	1,800	1,821

		10,636

Kentucky — 2.0%
Berea Educational Facilities, Berea College Project
(RB) Series A (VRDN)
0.190%, 09/04/12	1,900	1,900
Berea Educational Facilities, Berea College Project
(RB) Series B (VRDN)
0.190%, 09/04/12	7,495	7,495

	Par (000)	Value (000)
Kentucky Economic Development Finance
Authority, Baptist Healthcare System (RB)
Series B-2 (LOC - JPMorgan Chase Bank)
(VRDN)
0.180%, 09/04/12	$3,470	$3,470
University of Louisville General Receipts
(RB) Series A
3.000%, 09/01/12	1,090	1,090

		13,955

Louisiana — 1.4%
Louisiana Public Facilities Authority, CHRISTUS
Health (RB) Series B-3 (LOC - Bank of New
York Mellon) (VRDN)
0.140%, 09/07/12	10,000	10,000

Maryland — 1.5%
Baltimore Industrial Development Authority,
Baltimore Capital Aquisition (RB) (LOC -
Bayerische Landesbank) (VRDN)
0.280%, 09/07/12	10,900	10,900

Massachusetts — 7.2%
Commonwealth of Massachusetts, Construction
Loan (GO) Series A (SBPA - Wells Fargo Bank)
(VRDN)
0.180%, 09/04/12	7,315	7,315
Massachusetts Health & Educational Facilities
Authority, Children’s Hospital Project (RB)
Series N-4 (LOC - JPMorgan Chase Bank)
(VRDN)
0.180%, 09/04/12	8,000	8,000
Massachusetts Health & Educational Facilities
Authority, Partners Healthcare System (RB)
Series F-4 (SBPA - Bank of America) (VRDN)
0.210%, 09/07/12	8,100	8,100
Massachusetts Water Resources Authority (RB)
Sub-Series C (LOC - Landesbank
Hessen-Thuringen) (VRDN)
0.200%, 09/04/12	13,105	13,105
Massachusetts Water Resources Authority (RB)
Sub-Series D (LOC - Landesbank
Baden-Wurttemberg) (VRDN)
0.210%, 09/04/12	14,350	14,350

		50,870

Michigan — 7.7%
Michigan Finance Authority (RN) Series B-2
(LOC - JPMorgan Chase Bank)
2.000%, 08/20/13	6,000	6,100
Michigan Finance Authority, Unemployment
Obligation Assessment (RB)
2.000%, 07/01/13	5,000	5,076
University of Michigan (RB) Series C
2.000%, 04/01/13	5,685	5,745
University of Michigan (TECP)
0.170%, 10/10/12	10,000	10,000
University of Michigan Hospital (RB)
Series A (VRDN)
0.170%, 09/04/12	12,500	12,500

See Notes to Schedules of Investments.
97

PNC Tax Exempt Money Market Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL SECURITIES — continued
Michigan — continued
University of Michigan Hospital (RB)
Series B (VRDN)
0.160%, 09/07/12	$15,000	$15,000

		54,421

Minnesota — 1.5%
Minneapolis, University Gateway Project (RB)
Series B (SBPA - Wells Fargo Bank) (VRDN)
0.170%, 09/07/12	8,720	8,720
Minnesota State Retirement System Building (RB)
2.000%, 06/01/13	1,655	1,676

		10,396

Mississippi — 1.6%
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB) Series A
(VRDN)
0.160%, 09/04/12	6,325	6,325
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB) Series G
(VRDN)
0.160%, 09/04/12	4,925	4,925

		11,250

Missouri — 5.4%
Missouri Development Finance Board, The
Nelson Gallery Foundation (RB) Series A
(SBPA - JPMorgan Chase Bank) (VRDN)
0.180%, 09/04/12	2,200	2,200
Missouri State Health & Educational Facilities
Authority, Ascension Health (RB) Series C-3
(VRDN)
0.160%, 09/07/12	7,875	7,875
Missouri State Health & Educational Facilities
Authority, BJC Health System (RB) Series A
(SBPA - U.S. Bank) (VRDN)
0.170%, 09/04/12	5,100	5,100
Missouri State Health & Educational Facilities
Authority, BJC Health System (RB) Series B
(SBPA - U.S. Bank) (VRDN)
0.170%, 09/04/12	17,400	17,400
Missouri State Health & Educational Facilities
Authority, St. Louis University (RB) Series A-2
(LOC - Wells Fargo Bank) (VRDN)
0.180%, 09/04/12	6,170	6,170

		38,745

New Jersey — 0.6%
Rutgers State University (RB) Series A (SBPA -
TD Bank) (VRDN)
0.150%, 09/04/12	4,365	4,365

New Mexico — 0.7%
New Mexico Hospital Equipment Loan Council,
Presbyterian HealthCare (RB) Series C (SBPA -
Wells Fargo Bank) (VRDN)
0.180%, 09/07/12	5,070	5,070

	Par (000)	Value (000)

New York—6.6%
New York (GO) Sub-Series B-3
(LOC - TD Bank) (VRDN)
0.140%, 09/07/12	$16,200	$16,200
New York (GO) Sub-Series H-1 (LOC - Bank of
New York Mellon) (VRDN)
0.170%, 09/04/12	6,955	6,955
New York City Municipal Water Finance
Authority (RB) Series DD-2 (SBPA - Bank of
New York Mellon) (VRDN)
0.160%, 09/04/12	7,350	7,350
New York City Transitional Finance Authority,
New York City Recovery (RB) Series 3,
Sub-Series 3-H (SBPA - Royal Bank of Canada)
(VRDN)
0.180%, 09/04/12	10,785	10,785
New York State Environmental Facilities
Corporation, New York City Municipal Water
Project (RB) Series F
2.000%, 06/15/13	5,840	5,923

		47,213

North Carolina — 6.0%
Charlotte-Mecklenburg Hospital Authority,
Carolina Healthcare System (RB) Series B
(SBPA - JPMorgan Chase Bank) (VRDN)
0.170%, 09/04/12	3,815	3,815
North Carolina Educational Facilities Finance
Agency, Davidson College (RB) Series B
(VRDN)
0.170%, 09/07/12	13,715	13,715
North Carolina State University at Raleigh (RB)
Series B (SBPA - Bayerische Landesbank)
(VRDN)
0.170%, 09/07/12	16,300	16,300
University of North Carolina at Chapel Hill (RB)
Series B (VRDN)
0.160%, 09/07/12	9,135	9,135

		42,965

Ohio — 15.1%
Allen County Hospital Facilities, Catholic
Healthcare Partners (RB) Series B
(LOC - JPMorgan Chase Bank) (VRDN)
0.180%, 09/04/12	5,250	5,250
Cuyahoga County, Cleveland Clinic (RB)
Sub-Series B-1 (VRDN) (SBPA - Wells Fargo
Bank)
0.180%, 09/04/12	2,100	2,100
Franklin County Hospital Facilities, OhioHealth
Corporation (RB) Series A
(SBPA - Barclays Bank PLC) (VRDN)
0.160%, 09/07/12	4,500	4,500
Franklin County Hospital Facilities, OhioHealth
Corporation (RB) Series B
(SBPA - Barclays Bank PLC) (VRDN)
0.160%, 09/07/12	9,400	9,400

See Notes to Schedules of Investments.
98

	Par (000)	Value (000)

MUNICIPAL SECURITIES — continued
Ohio — continued
Franklin County Hospital Improvement,
Nationwide Children’s Hospital Project (RB)
Series B (VRDN)
0.160%, 09/07/12	$18,200	$18,200
Franklin County, Holy Cross Health Systems
Corporation (RB) (VRDN)
0.140%, 09/07/12	8,600	8,600
Montgomery County, Catholic Health Initiatives
(RB) Series B-1 (SBPA - Bank of New York
Mellon) (VRDN)
0.190%, 09/07/12	3,400	3,400
Montgomery County, Miami Valley Hospital
(RB) Series B (SBPA - Barclays Bank PLC)
(VRDN)
0.180%, 09/04/12	7,800	7,800
Montgomery County, Miami Valley Hospital
(RB) Series B (SBPA - JPMorgan Chase Bank)
(VRDN)
0.180%, 09/04/12	2,900	2,900
Ohio Higher Educational Facility Commission,
Case Western Reserve University 2002 Project
(RB) Series A (SBPA - Wells Fargo Bank)
(VRDN)
0.210%, 09/04/12	500	500
Ohio Higher Educational Facility Commission,
Case Western Reserve University Project (RB)
Series B-1 (LOC - U.S. Bank) (VRDN)
0.190%, 09/04/12	3,350	3,350
Ohio Higher Educational Facility Commission,
Case Western Reserve University Project (RB)
Series B-2 (LOC - U.S. Bank) (VRDN)
0.210%, 09/04/12	2,775	2,775
Ohio Higher Educational Facility Commission,
Cleveland Clinic Health System (RB) Series
B-4 (VRDN)
0.170%, 09/04/12	6,730	6,730
Ohio State (GO) Series A (VRDN)
0.160%, 09/07/12	12,500	12,500
Ohio State (GO) Series B (VRDN)
0.160%, 09/07/12	8,200	8,200
Ohio State University (RB) Series B (VRDN)
0.140%, 09/07/12	11,160	11,160

		107,365

Pennsylvania — 10.4%
Delaware County Industrial Development
Authority, Resource Recovery Facilities (RB)
Series G (VRDN)
0.160%, 09/07/12	15,050	15,050
Erie Water Authority (RB) Series B
(LOC - Federal Home Loan Bank) (AGM)
2.500%, 06/01/13	3,000	3,045
Lower Merion Township School District, Capital
Project (GO) Series B
(LOC - U.S. Bank) (VRDN)
0.150%, 09/07/12	7,400	7,400

	Par (000)	Value (000)

Northampton County Higher Education
Authority, Lehigh University (RB) Series A
(SBPA - Wells Fargo) (VRDN)
0.160%, 09/07/12	$2,500	$2,500
Philadelphia (GO) Series B (LOC - Royal Bank of Canada) (VRDN)
0.150%, 09/07/12	800	800
Philadelphia Hospitals & Higher Education
Facilities Authority, Children’s Hospital of
Philadelphia Project (RB) (SBPA - Wells Fargo Bank) (VRDN)
0.180%, 09/04/12	6,040	6,040
Philadelphia Hospitals & Higher Education
Facilities Authority, Children’s Hospital of
Philadelphia Project (RB) Series A (SBPA -
Wells Fargo Bank (VRDN)
0.180%, 09/04/12	14,835	14,835
Philadelphia Hospitals & Higher Education
Facilities Authority, Children’s Hospital of
Philadelphia Project (RB) Series B (SBPA -
JPMorgan Chase Bank) (VRDN)
0.180%, 09/04/12	4,000	4,000
Pittsburgh Water & Sewer Authority (RB)
Sub-Series C-1C (LOC—Washington Federal
Savings Bank and Federal Home Loan Bank)
(AGM)
0.450%, 09/01/13	1,500	1,500
St. Mary Hospital Authority, Catholic Health
Initiatives (RB) Series C (VRDN)
0.190%, 09/07/12	7,300	7,300
Washington County Authority, University of Pennsylvania (RB) (VRDN)
0.160%, 09/07/12	11,665	11,665

		74,135

Tennessee — 1.4%
Chattanooga Health Educational & Housing
Facility Board, Catholic Health Initiatives (RB)
Series C (VRDN)
0.190%, 09/07/12	9,840	9,840

Texas — 14.9%
Garland (TECP) (SBPA - Royal Bank of Canada)
0.180%, 09/13/12	10,000	10,000
Harris County Cultural Education Facilities
Finance Corporation, Methodist Hospital
System (RB) Sub-Series C-1 (VRDN)
0.170%, 09/04/12	11,555	11,555
Harris County Cultural Education Facilities
Finance Corporation, Methodist Hospital
System (RB) Sub-Series C-2 (VRDN)
0.170%, 09/04/12	4,480	4,480
Harris County Health Facilities Development
Corporation, Methodist Hospital System (RB)
Series A-1 (VRDN)
0.170%, 09/04/12	8,550	8,550
Harris County Health Facilities Development
Corporation, Methodist Hospital System (RB)
Series A-2 (VRDN)
0.170%, 09/04/12	1,935	1,935

See Notes to Schedules of Investments.
99

PNC Tax Exempt Money Market Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL SECURITIES — continued
Texas — continued
Harris County Health Facilities Development
Corporation, Texas Children’s Health (RB)
Series 2 (SBPA - Wells Fargo Bank) (VRDN)
0.180%, 09/04/12	$8,875	$8,875
Lower Neches Valley Authority Industrial
Development Corporation, ExxonMobil
Project (RB) (VRDN)
0.160%, 09/04/12	4,600	4,600
Red River Education Financing Corporation,
Texas Christian University
Project (RB) (VRDN)
0.170%, 09/07/12	18,000	18,000
0.180%, 09/07/12	5,000	5,000
Tarrant County Cultural Education Facilities
Finance Corporation, Texas Health Resources
(RB) Series C (SBPA - JPMorgan Chase Bank)
(VRDN)
0.190%, 09/04/12	7,500	7,500
Tarrant County Health Facilities Development
Corporation, Cook Children’s Medical System
(RB) Series B (VRDN)
0.160%, 09/07/12	8,000	8,000
Texas (TRAN)
2.500%, 08/30/13	7,000	7,158
Texas Water Development Board (RB) Sub-Series
A (VRDN) (SBPA - JPMorgan Chase Bank)
0.190%, 09/04/12	2,585	2,585
University of Texas (RB)
Series B (VRDN)
0.130%, 09/07/12	8,000	8,000

		106,238

Utah—3.4%
Murray, IHC Health Services (RB) Series A
(SBPA - JPMorgan Chase Bank) (VRDN)
0.180%, 09/04/12	5,900	5,900
Murray, IHC Heath Services (RB) Series D
(SBPA - Wells Fargo Bank) (VRDN)
0.180%, 09/04/12	8,060	8,060
Utah County, IHC Health Services (RB) Series C
(SPBA - U.S. Bank) (VRDN)
0.160%, 09/07/12	10,000	10,000

		23,960

Virginia — 3.6%
Fairfax County Industrial Development Authority,
Fairfax Hospital (RB) Series D (VRDN)
(LOC - Northern Trust)
0.170%, 09/07/12	4,700	4,700
Fairfax County Industrial Development Authority,
INOVA Health System Project (RB) Series C-1
(SBPA - JPMorgan Chase Bank) (VRDN)
0.180%, 09/04/12	2,000	2,000
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series B (VRDN)
0.150%, 09/07/12	9,000	9,000

	Par (000)	Value (000)
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series E (VRDN)
0.140%, 09/07/12	$3,300	$3,300
Virginia College Building Authority, 21st Century
College (RB) Series B (SBPA - Wells Fargo
Bank) (VRDN)
0.210%, 09/04/12	6,300	6,300

		25,300

Total Municipal Securities
(Cost $705,371)		705,371

TOTAL INVESTMENTS — 99.2%

(Cost $705,371)*		705,371

Other Assets & Liabilities – 0.8%		5,963

TOTAL NET ASSETS — 100.0%		$711,334

*	Also cost for Federal income tax purposes.

Please see Investment Abbreviations and Definitions on Page 104.

See Notes to Schedules of Investments.
100

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Municipal Securities	$–	$705,371	$–	$705,371

Total Assets - Investments in Securities	$–	$705,371	$–	$705,371

See Notes to Schedules of Investments.	101

PNC Treasury Money Market Fund
S C H E D U L E O F I N V E S T M E N T S
August 31, 2012 (Unaudited)

	Par (000)	Value (000)

U.S. TREASURY OBLIGATIONS — 99.0%
U.S. Treasury Bills† — 52.6%
0.060%, 09/06/12	$6,000	$6,000
0.075%, 09/06/12	5,000	5,000
0.100%, 09/06/12	5,000	5,000
0.100%, 09/06/12	2,000	2,000
0.103%, 09/06/12	7,000	7,000
0.058%, 09/13/12	10,000	10,000
0.077%, 09/13/12	10,000	10,000
0.087%, 09/13/12	5,000	5,000
0.102%, 09/13/12	3,000	3,000
0.110%, 09/17/12	20,000	19,999
0.000%, 09/20/12	21,000	20,999
0.095%, 09/20/12	15,000	14,999
0.075%, 09/27/12	8,000	7,999
0.098%, 09/27/12	5,000	5,000
0.111%, 09/27/12	3,000	3,000
0.081%, 10/18/12	10,000	9,999
0.083%, 10/18/12	10,000	9,999
0.098%, 10/25/12	3,500	3,499
0.099%, 10/25/12	8,000	7,999
0.000%, 11/08/12	8,000	7,998
0.106%, 12/06/12	3,000	2,999
0.124%, 12/06/12	3,000	2,999
0.115%, 12/13/12	3,000	2,999

		173,487

U.S. Treasury Notes — 46.4%
0.375%, 09/30/12	25,000	25,005
1.375%, 10/15/12	20,000	20,030
0.375%, 10/31/12	18,000	18,007
1.375%, 11/15/12	10,000	10,025
0.500%, 11/30/12	30,000	30,027
1.125%, 12/15/12	21,000	21,059
0.625%, 12/31/12	9,000	9,014
0.625%, 01/31/13	12,000	12,022
1.375%, 02/15/13	8,000	8,042

		153,231

Total U.S. Treasury Obligations
(Cost $326,718)		326,718

	Number of Shares	Value (000)

MONEY MARKET FUND — 0.9%
Dreyfus Treasury Cash Management	2,855,787	$2,856

Total Money Market Fund
(Cost $2,856)		2,856

AFFILIATED MONEY MARKET FUND — 0.1%
BlackRock Treasury Trust Fund††	500,000	500

Total Affiliated Money Market Fund
(Cost $500)		500

TOTAL INVESTMENTS — 100.0%
(Cost $330,074)*		330,074

Other Assets & Liabilities – 0.0%		(130)

TOTAL NET ASSETS — 100.0%		$329,944

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 2 in Notes to Schedules of Investments.

Please see Investment Abbreviations and Definitions on Page 104.

See Notes to Schedules of Investments.
102

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Affiliated Money Market Fund	$500	$–	$–	$500
Money Market Fund	2,856	–	–	2,856
U.S. Treasury Obligations	–	326,718	–	326,718

Total Assets - Investments in Securities	$3,356	$326,718	$–	$330,074

See Notes to Schedules of Investments.	103

PNC Funds
I N V E S T M E N T A B B R E V I A T I O N S A N D D E F I N I T I O N S

ADR — American Depository Receipt

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

Cl — Class

COP — XL Certificate of Participation

DD — Delayed Delivery Security

DN — Discount Note

ETM — Escrowed to Maturity

FDIC — Federal Deposit Insurance Corporation

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRN —

Floating Rate Note: the rate shown is the rate in effect on August 31, 2012, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

FSA — Financial Security Assurance

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

IBC — Integrity Building Corporation

LLC — Limited Liability Company

LOC — Letter of Credit

LP — Limited Partnership

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation (formerly Municipal Bond Insurance Association)

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

Q-SBLF — Qualified State Bond Loan Fund

RADIAN — Radian Guaranty, Inc.

RB — Revenue Bond

REIT — Real Estate Investment Trust

RN — Revenue Note

SBPA — Standby Bond Purchase Agreement

SONYMA — State of New York Mortgage Agency

STRB — Special Tax Revenue Bond

TAN — Tax Anticipation Note

TECP — Tax Exempt Commercial Paper

TLGP — Temporary Liquidity Guarantee Program

TRAN — Tax Revenue Anticipation Note

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2012, and the date shown is the next reset or put date.

XLCA — XL Capital Assurance

See Notes to Schedules of Investments.
104

PNC Funds
N O T E S T O F I N A N C I A L S T A T E M E N T S
August 31, 2012 (Unaudited)

Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of August 31, 2012, the Trust offered for sale shares of 30 Funds.

The Trust currently offers four asset categories that consist of the following Funds (each referred to as a “Fund,” or collectively as the “Funds”):

Equity Funds

Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500 Index Fund and Small Cap Fund;

Fixed Income Funds

Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

Tax Exempt Bond Funds

Intermediate Tax Exempt Bond Fund, Maryland Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, Pennsylvania Intermediate Municipal Bond Fund and Tax Exempt Limited Maturity Bond Fund;

Money Market Funds

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund.

1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the PNC Funds.

Investment Valuation

Investment securities that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), (normally 4:00 p.m. Eastern Time). Securities quoted on the NASDAQ® National Market system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available are valued at their bid prices for fixed income securities and at the mean between the most recent bid and asked prices for equity securities. The Funds, under supervision of the Board of Trustees of the Trust (the “Board”), reserve the right to alternatively utilize the mean between the most recent bid and asked prices for fixed income securities, should such prices be determined to more accurately represent the value of those fixed income securities. However, certain fixed income prices furnished by pricing services may be based on methods, which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems, which incorporate dealer-supplied valuations, to determine value. The Board has approved the use of such pricing services. A number of pricing services are available, and the Funds may use various pricing services or discontinue the use of any pricing service. Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board. Short-term obligations with greater than 60 days to maturity when purchased are valued at mark-to-market until the 60th day before maturity; after which they are valued at amortized cost until maturity.

Futures contracts are valued at the daily quoted settlement prices.

Foreign securities are valued based upon quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate net asset value. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

105

PNC Funds
N O T E S T O F I N A N C I A L S T A T E M E N T S
August 31, 2012 (Unaudited)

Investments in underlying PNC Funds or in any other mutual funds are valued at their respective net asset values as determined by those funds each business day.

The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading on the NYSE, that affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of trading on the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Equity securities for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

Futures contracts which are valued at their daily closing price.

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; certain non-exchange traded derivatives such as swaps, forwards, or over-the-counter traded options based on pricing models using inputs observed on actively quoted markets; or, observable correlated market inputs.

Equity Securities and Investment Trusts – certain foreign equity securities that are fair value adjusted through an independent pricing service which considers statistically relevant trading pattern correlation in relation to the intraday trading in the U.S. markets for investments such as the movement of certain indexes, American Depositary Receipts, futures or exchange-traded funds; or, certain money market investment trusts falling outside of the 1940 Act that are priced at amortized cost.

Fixed Income Securities – Pricing service-supplied valuations, including matrix pricing, based on methods which consider standard inputs (“standard inputs”) such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, indications of value from dealers or other financial institutions that trade the securities; or, short term obligations valued at amortized cost.

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments.

106

Equity Securities – The significant use of unobservable inputs or inputs rendered stale due to infrequency.

Fixed Income Securities – single broker quotes in the form of an indication of value; or, pricing utilizing standard inputs which are considered unobservable.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Each Fund recognizes transfers into and out of levels at the end of the reporting period. Certain foreign equity securities that are fair value adjusted through an independent pricing service which considers statistically relevant trading patterns may periodically move from input valuation Level 2 to input valuation Level 1 when not meeting the fair value adjustment trigger requirements.

The valuation hierarchy of each Fund’s securities, including additional information related to transfers between Levels 1 and 2 and unobservable inputs for Level 3 securities in excess of 1% of total Net Assets, as applicable, can be found at the end of each Fund’s Schedule of Investments. Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the investment.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Foreign Currency Translation

The books and records of the Balanced Allocation and International Equity Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statements of Operations for the current period. The Balanced Allocation and International Equity Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

Loan Agreements

Certain funds may invest in direct debt instruments which represent interests in amounts owed by corporate, governmental or other borrowers to lenders or lending syndicates. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. As of August 31, 2012, there were no unfunded loan commitments in the Funds.

Repurchase Agreements

Each Fund, with the exception of the Treasury Money Market Fund, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S.Treasury book-entry system with value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

107

PNC Funds
N O T E S T O F I N A N C I A L S T A T E M E N T S
August 31, 2012 (Unaudited)

Derivative Financial Instruments

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates and currency values. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts including the risk of loss in excess of the amount recognized in a Fund’s Schedule of Investments to the extent of total notional value. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures are primarily used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Equity Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Details of futures contracts open as of August 31, 2012 are included in the respective Fund’s Schedule of Investments.

During the period ended August 31, 2012, the futures transactions executed by the Equity Funds are shown in the following table.

	Notional Cost of Contracts May 31, 2012 (000)	Notional Cost of Contracts Opened (000)	Notional Cost of Contracts Closed (000)	Contracts Expired (000)	Notional Cost of Contracts August 31, 2012 (000)
Balanced Allocation Fund	$352	$301	$(352)	$–	$301

International Equity Fund	8,054	6,772	(8,054)	–	6,772

Large Cap Growth Fund	683	2,143	(2,268)	–	558

S&P 500 Index Fund	480	2,175	(1,510)	–	1,145

Small Cap Fund	731	2,565	(2,406)	–	890

Foreign Equity Certificates

The Balanced Allocation and International Equity Funds may invest in foreign equity certificates (“certificates”) which are sometimes also called equity linked certificates or participation notes. When doing so, the Funds purchase the certificates from an issuer, who in turn holds shares of the underlying stock (“equity security”) in the local market and issues a call note for the underlying equity security. If the Fund exercises its call and closes its position, the shares are sold and the note is redeemed with the proceeds. Each note represents one share of the underlying equity security; therefore, the price, performance and liquidity of the note are all directly linked to the underlying equity security. The notes can be redeemed for the full value of the underlying equity security, less transactional and other costs. Such certificates are typically utilized as a cost-effective means of direct investment into certain markets. In addition to the market risk related to the underlying equity security, the Fund bears additional counterparty risk to the issuer or guarantor.

2. Affiliated Investments

The common stock of PNC Group, the indirect parent company of the Adviser to the Trust, and the common stock of BlackRock, Inc., an affiliate of the Adviser to the Trust, are included in the S&P 500® Index. Like the other stocks in the S&P 500® Index, the S&P 500 Index Fund will invest in the common stocks of PNC Group and BlackRock, Inc. in approximately the same proportions as the percentages those common stocks represent in the S&P 500® Index.

iShares Securities are considered affiliated investments through their affiliation with BlackRock, Inc.

The total value at August 31, 2012, purchases, sales proceeds, dividends and realized gain (loss) on affiliated holdings for the period ended August 31, 2012 are shown in the following table.

108

	Value of Affiliated Investments at 05/31/12 (000)	Value of Affiliated Investments at 08/31/12 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Balanced Allocation Fund
iShares MSCI EAFE Value Index	$2,126	2,882	502	–	104		–
iShares MSCI Emerging Markets Index Fund	1,569	1,740	100	–	34		–

	3,695	4,622	602	–	138		–

International Equity Fund
iShares MSCI EAFE Index Fund	122	718	1,342	391	–		9

Multi-Factor Small Cap Core Fund
iShares Russell 2000 Index Fund	214	228	–	–	–		–

Multi-Factor Small Cap Growth Fund
iShares Russell 2000 Index Fund	81	–	403	307	–	*	(15)

S&P 500 Index Fund
BlackRock	154	196	–	–	–		–
PNC Financial Services Group	289	284	31	19	7		–	*

	480	480	31	19	7		–

*	Amount represents less than $500.

3. Affiliated Funds

Pursuant to SEC rules, the PNC Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the Money Market Funds offered by the Trust, Advantage and/or the BlackRock Funds. The Adviser will waive fees in an amount that offsets any distribution fees charged by the Money Market Funds PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliates of the Adviser. The total net purchases and sales of affiliated holdings for the period ended August 31, 2012 are shown in the following table.

	PNC Advantage Institutional Government Money Market Fund (000)	PNC Advantage Institutional Money Market Fund (000)	PNC Ohio Municipal Money Market Fund (000)	PNC Pennsylvania Tax Exempt Money Market Fund (000)	PNC Tax Exempt Money Market Fund (000)	BlackRock Treasury Trust Fund (000)
Balanced Allocation Fund	–	2,449	–	–	–	–

International Equity Fund	–	(21,208)	–	–	–	–

Large Cap Core Equity Fund	–	371	–	–	–	–

Large Cap Growth Fund	–	1,792	–	–	–	–

Large Cap Value Fund	–	(398)	–	–	–	–

Mid Cap Value Fund	–	(352)	–	–	–	–

Multi-Factor Small Cap Core Fund	–	(70)	–	–	–	–

Multi-Factor Small Cap Growth Fund	–	(216)	–	–	–	–

Multi-Factor Small Cap Value Fund	–	(1,143)	–	–	–	–

S&P 500 Index Fund	–	422	–	–	–	–

Small Cap Fund	–	(1,798)	–	–	–	–

Bond Fund	–	(9,700)	–	–	–	–

Government Mortgage Fund	–	314	–	–	–	–

High Yield Bond Fund	–	14	–	–	–	–

Intermediate Bond Fund	–	(12,088)	–	–	–	–

Limited Maturity Bond Fund	–	(5,239)	–	–	–	–

Total Return Advantage Fund	–	1,863	–	–	–	–

Ultra Short Bond Fund	–	(6,466)	–	–	–	–

109

PNC Funds
N O T E S T O F I N A N C I A L S T A T E M E N T S
August 31, 2012 (Unaudited)

	PNC Advantage Institutional Government Money Market Fund (000)	PNC Advantage Institutional Money Market Fund (000)	PNC Ohio Municipal Money Market Fund (000)	PNC Pennsylvania Tax Exempt Money Market Fund (000)	PNC Tax Exempt Money Market Fund (000)	BlackRock Treasury Trust Fund (000)
Intermediate Tax Exempt Bond Fund	–	–	–	–	671	–

Ohio Intermediate Tax Exempt Bond Fund	–	–	894	–	–	–

Pennsylvania Intermediate Municipal Bond Fund	–	–	–	(2,145)	–	–

Tax Exempt Limited Maturity Bond Fund	–	–	–	–	(1,703)	–

Amounts presented as positive numbers represent net purchases of the respective Funds. Amounts presented as (negative) numbers represent net sales of the respective Funds.

Details of affiliated holdings at August 31, 2012 are included in the respective Fund’s Schedules of Investments.

4. Market and Credit Risk

Some countries in which certain of the Equity Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

The Balanced Allocation Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Equity Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

110

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PNC Funds

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President (principal executive officer)

Date	10-23-12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President (principal executive officer)

Date	10-23-12

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer (principal financial officer)

Date	10-23-12

*	Print the name and title of each signing officer under his or her signature.